                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.         [  ] Post-Effective Amendment No.
                                 ------                                   ------
                        (Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:    Area Code and
                                                     Telephone Number:

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.          (816) 531-5575
------------------------------------------------     ---------------------------

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------

Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering:         November 13, 2006
                                              ----------------------------------

Title of Securities Being Registered:

        EQUITY GROWTH FUND

Calculation of Registration  Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f).

                                KOPP FUNDS, INC.

                            Kopp Emerging Growth Fund
                       Kopp Total Quality Management Fund

Dear Fellow Shareholder:

Kopp Emerging Growth Fund and Kopp Total Quality Management Fund  (collectively,
"Kopp Funds") will hold a Special  Meeting of  Shareholders  (the  "Meeting") on
January 12, 2007,  at 10:00 a.m.,  Central  Time,  at 7701 France  Avenue South,
Suite 500, Edina, Minnesota. If you are a shareholder of record in Kopp Funds as of the close of business on November 13,  2006,  you are entitled to vote at the
Meeting.  The  shareholders of each Kopp Fund will vote separately on a proposal to  approve  an  Agreement  and Plan of  Reorganization  that  provides  for the reorganization  of each Kopp Fund into a mutual fund advised by American Century
Investment Management, Inc. (the "Reorganizations"). If shareholders approve the
Reorganizations,  you will receive shares of the corresponding  American Century fund in exchange for shares of your Kopp Fund.

American Century is a highly regarded  investment  manager that I believe shares many of the same  investing,  cultural  and business  values as Kopp  Investment
Advisors.  The  reorganization of the Kopp Funds into the American Century funds should provide a number of benefits for Kopp shareholders including:

     o    A parent company focused primarily on the mutual fund business.
     o    Proven performance from a seasoned growth investor.
     o    Broader product choices and award winning services.

In recent  years,  it has been  increasingly  difficult for small fund groups to thrive.  Many funds have determined that consolidation is in their shareholders'
best interest. I believe that heightened regulatory and compliance burdens along with  aggressive  industry  competition  require the scale of a larger firm like
American Century.

Shareholders  of Kopp  Emerging  Growth Fund will also be asked to approve a new subadvisory agreement (the "Subadvisory Agreement") between American Century and
Kopp  Investment  Advisors  in order to  assist  in  transitioning  that  fund's portfolio prior to the Reorganization.

The  accompanying  combined Proxy  Statement and Prospectus  includes a detailed description  of the  Reorganizations  and  compares,  among  other  things,  the investment  objectives and policies,  operating expenses and performance history of the Kopp Funds and the  corresponding  American  Century funds into which the
Kopp Funds are proposed to be  reorganized.  The combined  Proxy  Statement  and
Prospectus  also contains  additional  information  on the proposed  subadvisory agreement between American Century and Kopp Investment Advisors. Please read the enclosed materials  carefully and cast your vote.  Shareholder  approval of both
Reorganizations is a condition for the consummation of either Reorganization.

THE  BOARD  OF  DIRECTORS  OF  KOPP  FUNDS,  INCLUDING  ALL OF  THE  INDEPENDENT
DIRECTORS,   UNANIMOUSLY   APPROVED  AND  RECOMMENDS   THAT  YOU  VOTE  FOR  THE
REORGANIZATIONS AND FOR THE SUBADVISORY AGREEMENT.

YOUR VOTE IS EXTREMELY  IMPORTANT,  NO MATTER HOW LARGE OR SMALL YOUR  HOLDINGS.
Please take a moment after  reviewing the enclosed  materials to sign and return your proxy card in the enclosed  postage-paid return envelope. If you attend the
Meeting,  you may vote in person.  You may also vote by  telephone  or through a website  established  for  that  purpose.  If we do not hear  from  you  after a reasonable time, you may receive a call from our proxy solicitor, Automatic Data
Processing, Inc. (ADP), reminding you to vote.

On behalf of Kopp Investment Advisors,  we are proud to have had the opportunity to serve Kopp Funds since 1997.

Best regards,

LeRoy C. Kopp
Chairman, CEO and President

                                KOPP FUNDS, INC.

                            Kopp Emerging Growth Fund
                       Kopp Total Quality Management Fund

                       7701 FRANCE AVENUE SOUTH, SUITE 500
                             EDINA, MINNESOTA 55435

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON JANUARY 12, 2007

To Our Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of
Kopp Emerging Growth Fund and Kopp Total Quality Management Fund will be held at
7701 France Avenue South,  Suite 500,  Edina,  Minnesota on January 12, 2007, at
10:00 a.m., Central Time, for the following purposes:

For shareholders of Kopp Total Quality Management Fund ("Kopp TQM Fund"):
1. To approve or disapprove a proposed Agreement and Plan of Reorganization (the
"Plan of  Reorganization")  providing  for (i) the  transfer  of Kopp TQM Fund's assets to the American  Century Equity Growth Fund ("AC Equity Growth Fund"),  a
series of American Century  Quantitative  Equity Funds, Inc., solely in exchange for newly issued shares of capital stock of AC Equity Growth Fund,  and (ii) the subsequent  distribution by Kopp TQM Fund of such shares to its  shareholders in liquidation of Kopp TQM Fund. A vote in favor of this proposal will constitute a vote in favor of the  termination  of Kopp TQM Fund as a series  of Kopp  Funds,
Inc.

For shareholders of Kopp Emerging Growth Fund ("Kopp Emerging Growth Fund"):
1. To approve or disapprove a proposed Agreement and Plan of Reorganization (the
"Plan of Reorganization") providing for (i) the transfer of Kopp Emerging Growth
Fund's  assets  to the  American  Century  New  Opportunities  II Fund  ("AC New
Opportunities II Fund"), a series of American Century Mutual Funds, Inc., solely in exchange for newly issued shares of capital stock of AC New  Opportunities II
Fund, and (ii) the subsequent  distribution by Kopp Emerging Growth Fund of such shares to its  shareholders  in liquidation of Kopp Emerging Growth Fund. A vote in favor of this proposal will  constitute a vote in favor of the termination of
Kopp Emerging Growth Fund as a series of Kopp Funds, Inc.; and

2. To approve or disapprove a new subadvisory agreement between American Century
Investment  Management,  Inc. and Kopp Investment  Advisors,  LLC to take effect upon shareholder  approval of the subadvisory  agreement and the Emerging Growth
Reorganization.

For shareholders of both Kopp Funds:
1. To transact  such other  business as properly  may come before the Meeting or any adjournment or postponement thereof.

The Board of  Directors  of Kopp Funds,  Inc.  (the "Kopp  Board") has fixed the close of business on November 13, 2006, as the record date for the determination of  shareholders  entitled  to notice  of,  and to vote at,  the  Meeting or any adjournment thereof.

YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING.  SHAREHOLDERS ARE REQUESTED AND
ENCOURAGED  TO COMPLETE,  DATE AND SIGN EACH  ENCLOSED  PROXY CARD AND RETURN IT
PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED FOR THAT PURPOSE.  ALTERNATIVELY,
TO VOTE VIA TELEPHONE OR THE INTERNET,  PLEASE REFER TO THE ENCLOSED PROXY CARD.
IF YOU INTEND TO ATTEND THE MEETING IN PERSON,  YOU MAY REGISTER  YOUR  PRESENCE
WITH THE REGISTRAR AND VOTE YOUR SHARES IN PERSON,  EVEN IF YOU HAVE  PREVIOUSLY
VOTED YOUR SHARES BY PROXY.

If you properly  execute and return the enclosed  proxy card in time to be voted at the  Meeting,  your  shares  represented  by the  proxy  will be voted at the
Meeting in accordance with your instructions.  Unless revoked, proxies that have been returned by shareholders without instructions will be voted in favor of the
Reorganizations and the Subadvisory Agreement.

Each of the enclosed proxies is being solicited on behalf of the Kopp Board.

THE KOPP BOARD  UNANIMOUSLY  RECOMMENDS  THAT THE  SHAREHOLDERS OF KOPP EMERGING
GROWTH  FUND  AND  KOPP TQM  FUND  VOTE  FOR THE  REORGANIZATIONS,  AND THAT THE
SHAREHOLDERS OF KOPP EMERGING GROWTH FUND VOTE FOR THE SUBADVISORY AGREEMENT.

By Order of the Board of Directors of Kopp Funds, Inc.,

John P. Flakne
SECRETARY, KOPP FUNDS, INC.

                                KOPP FUNDS, INC.

                            KOPP EMERGING GROWTH FUND
                       KOPP TOTAL QUALITY MANAGEMENT FUND

IMPORTANT NEWS FOR SHAREHOLDERS

While  we  encourage   you  to  read  the  full  text  of  the  enclosed   Proxy
Statement/Prospectus,  here is a brief  overview  of the  proposals  you will be asked to vote on. This Q&A is qualified in its entirety by reference to the more complete information contained elsewhere in the Proxy Statement/Prospectus.

QUESTIONS AND ANSWERS

Q. WHAT IS HAPPENING?
A. The  enclosed  Proxy  Statement/Prospectus  describes  proposals  to  approve
Agreements  and  Plans of  Reorganization  that  would  result  in the  tax-free reorganization  of each of Kopp  Emerging  Growth  Fund and Kopp  Total  Quality
Management Fund (the "Kopp Funds") into an American Century fund.

Q. WHAT ARE THE REORGANIZATIONS?
A. Under the  Agreements  and Plans of  Reorganization,  each Kopp Fund would be combined with a comparable  American Century fund (each, a "Reorganization"  and collectively, the "Reorganizations").  The following table outlines the proposed
Reorganizations  and shows the class of shares of AC New  Opportunities  II Fund and AC Equity  Growth Fund  (collectively,  the "American  Century  Funds") that shareholders of Kopp Emerging Growth Fund and Kopp TQM Fund, respectively,  will receive if the Reorganizations are approved:

-------------------------------------- ------------------------------------------
IF YOU OWN SHARES IN:                  YOU WILL RECEIVE SHARES OF:
-------------------------------------- ------------------------------------------
Kopp Emerging Growth Fund              American Century New Opportunities II Fund

Class A shares-------------------->>   Class A shares
Class C shares-------------------->>   Class C shares
Class I shares-------------------->>   Investor Class shares
-------------------------------------- ------------------------------------------
Kopp Total Quality Management Fund     American Century Equity Growth Fund

Class A shares-------------------->>   Advisor Class shares
Class C shares-------------------->>   Class C Shares
Class I shares ------------------->>   Investor Class shares
-------------------------------------- ------------------------------------------

Q. WHO WILL MANAGE MY FUND AFTER THE REORGANIZATIONS?
A. American Century  Investment  Management,  Inc. is the investment  adviser to each of the American  Century Funds into which the Kopp Funds are proposed to be combined.

Q. HOW WILL THE REORGANIZATIONS WORK?
A. The reorganization of each Kopp Fund into the corresponding  American Century
Fund, as described in the Agreements and Plans of  Reorganization,  will involve the following:

     o    the   transfer  of  all  of  the  assets  of  the  Kopp  Fund  to  the corresponding  American  Century  Fund in  exchange  for shares of the corresponding American Century Fund having equivalent value to the net assets transferred;
     o    the pro rata distribution of shares of the corresponding  class of the
          American Century Fund to the shareholders of record of the Kopp Funds;
          and
     o    the  termination of each Kopp Fund and of Kopp Funds,  Inc.  following the Reorganizations.

Q. WILL I HAVE TO PAY ANY  FRONT-END  SALES  CHARGES ON SHARES  RECEIVED  IN THE
REORGANIZATIONS?
A. No. You will not have to pay any  front-end  sales charge on any shares of an
American Century Fund received as part of the Reorganizations. Shareholders will be subject to any applicable  front-end sales charge on any subsequent purchases into an American  Century Fund. If you own Class C shares of the Kopp Funds, and therefore  receive Class C shares of the  corresponding  American  Century Fund,
American  Century will honor the holding period of your Kopp Fund Class C shares for purposes of calculating the date for assessing any contingent deferred sales charges.

Neither the Investor  Class nor the Advisor Class of the American  Century Funds
charge a front-end sales charge (load) or contingent deferred sales charge. (For more information about those classes of shares, including fees and expenses, see
"SUMMARY-   Purchase,   Redemption   and  Exchange  of  Shares;   Dividends  and
Distributions" in the Proxy Statement/Prospectus.)

Q. WILL THE  INVESTMENT  OBJECTIVE OR  INVESTMENT  POLICIES OF MY FUND CHANGE IN
CONNECTION WITH THE REORGANIZATIONS?
A. Yes. However, the investment  objectives and policies of the American Century
Funds are similar to the investment objectives and policies of the corresponding
Kopp Funds. (For more information about the differences in investment objectives and policies, see "SUMMARY- Comparison of Investment Objectives and Policies" in
the Proxy Statement/Prospectus.)

Q. HOW WILL THE REORGANIZATIONS AFFECT MY ACCOUNT?
A. If the shareholders of each Kopp Fund approve the Reorganizations,  each Kopp
Fund will exchange its assets for shares of the  corresponding  American Century
Fund of  equivalent  value.  Each Kopp Fund's  assets  will be valued  using the procedures used to calculate the corresponding American Century Fund's net asset value on the exchange  date.  You will receive the same  percentage of the newly issued  American  Century  Fund  shares as the  shares  owned in your Kopp Fund.
American Century's valuation procedures are comparable in many respects to those used by the Kopp Funds. To the extent any differences  result,  American Century and Kopp  Investment  Advisors,  LLC, the investment  adviser to the Kopp Funds, believe any impact to shareholders will be minimal.

Q. WILL THE REORGANIZATIONS BE TAX-FREE?
A. Yes. A tax  opinion  from Reed Smith LLP to the effect  that the  exchange of
Kopp Fund  shares for  American  Century  Fund  shares  qualifies  as a tax-free exchange under section  368(a) of the Internal  Revenue Code of 1986, as amended
(the  "Code"),   must  be  received  as  a  condition  to  the  closing  of  the
Reorganizations.  This means that you should not  recognize any gain or loss for federal  income tax purposes when your Kopp Fund shares are exchanged for shares of the corresponding  American Century Fund. In addition,  the holding period of your Kopp Fund shares  should  carry over to the  American  Century  Fund shares received in the  exchange.  You may wish to consult  with your own tax  advisor.
(For more information,  see "INFORMATION  ABOUT THE TRANSACTION-  Federal Income
Tax Consequences of the Reorganizations" in the Proxy Statement/Prospectus.)

Q. WHY ARE  SHAREHOLDERS  OF KOPP EMERGING  GROWTH FUND BEING ASKED TO APPROVE A
NEW SUBADVISORY AGREEMENT WITH AMERICAN CENTURY?
A. It is proposed that  American  Century serve as a subadvisor to Kopp Emerging
Growth Fund during the period from the shareholder  meeting until the closing of the  Reorganizations.  During  this  time,  Kopp  Investment  Advisors,  LLC and
American  Century will cooperate to manage the portfolio in preparation  for the
Reorganization.  American  Century  currently  serves as the  advisor for AC New
Opportunities II Fund. The approval of the subadvisory  agreement is a condition to the  closing of the  Reorganizations.  (For more  information  regarding  the management  of Kopp  Emerging  Growth Fund  during the  transition  period,  see
"SUMMARY- Proposal Regarding Approval of Subadvisory Agreement for Kopp Emerging
Growth Fund" in the Proxy Statement/Prospectus.)

Q. HOW DOES THE BOARD OF DIRECTORS OF THE KOPP FUNDS RECOMMEND THAT I VOTE?
A. The Board of Directors of Kopp Funds, Inc.,  including all of the Independent
Directors,  unanimously recommends that you vote FOR the Reorganizations and FOR the  Subadvisory  Agreement.  (For a  discussion  of the  factors the Kopp Board
considered  in  approving  the  Agreements  and  Plans  of  Reorganization   and
Subadvisory  Agreement,  see "INFORMATION ABOUT THE TRANSACTION- Reasons for the
Reorganizations"  and  "SUMMARY-  Proposal  Regarding  Approval  of  Subadvisory
Agreement for Kopp Emerging Growth Fund" in the Proxy Statement/Prospectus.)

Q. MY HOLDINGS IN THE KOPP FUNDS ARE SMALL. WHY SHOULD I VOTE?
A. Your vote makes a  difference.  If many small  shareholders  like you fail to vote their  proxies,  your Kopp Fund may not receive  enough votes to go forward with the Special Meeting of Shareholders  and additional  costs will be incurred to solicit additional proxies.

Q. WHAT HAPPENS IF ANY OF THE REORGANIZATIONS ARE NOT APPROVED BY SHAREHOLDERS?
A. Each  Reorganization  is a separate  transaction,  but is dependent  upon the other  Reorganization being approved by shareholders.  If either  Reorganization fails to receive the required shareholder  approval,  the American Century Funds and the Kopp Funds have the option not to consummate any of the Reorganizations.

Q. WHO GETS TO VOTE?
A. If you owned  shares of a Kopp Fund at the close of business on November  13,
2006, you are entitled to vote with respect to your Fund, even if you later sold the shares.  Each share of a Kopp Fund is entitled to one vote,  with fractional shares voting proportionally.

Q. WHY ARE MULTIPLE PROXY CARDS ENCLOSED?
A. If you are a  shareholder  of both Kopp Funds,  you will receive a proxy card for each of the Kopp  Funds.  In  addition,  if you have shares of the same Fund registered differently, you will receive a proxy card for each registration.

Q. HOW DO I CAST MY VOTE?
A. You may cast your vote by mail by  returning  the  enclosed  proxy  card,  by calling or by voting online.  If you need more information or have any questions on how to cast your vote, call 1-877-256-6083.  If you have any questions on the proposals,  please  call  your  financial  representative  or the Kopp  Funds at
1-888-533-KOPP.

YOUR VOTE IS IMPORTANT.  PLEASE VOTE PROMPTLY TO AVOID THE ADDITIONAL EXPENSE OF
ANOTHER SOLICITATION.

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                                November __, 2006

                                REORGANIZATION OF

                          KOPP EMERGING GROWTH FUND AND
                       KOPP TOTAL QUALITY MANAGEMENT FUND

                       EACH, A SERIES OF KOPP FUNDS, INC.
                        (COLLECTIVELY, THE "KOPP FUNDS")

                       7701 France Avenue South, Suite 500
                             Edina, Minnesota, 55435
                          Telephone No.: 1-888-533-KOPP

                            IN EXCHANGE FOR SHARES OF

                   AMERICAN CENTURY NEW OPPORTUNITIES II FUND
                 A SERIES OF AMERICAN CENTURY MUTUAL FUNDS, INC.

                                       AND

                       AMERICAN CENTURY EQUITY GROWTH FUND
          A SERIES OF AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                  (COLLECTIVELY, THE "AMERICAN CENTURY FUNDS")

                                4500 Main Street
                           Kansas City, Missouri 64111
                          Telephone No.: 1-877-345-8836

This document is a combined Proxy Statement and Prospectus and we refer to it as
the   Proxy    Statement/Prospectus.    We   are    sending   you   this   Proxy
Statement/Prospectus in connection with the Special Meeting of Shareholders (the
"Meeting") for Kopp Emerging  Growth Fund ("Kopp Emerging Growth Fund") and Kopp
Total  Quality  Management  Fund ("Kopp TQM Fund").  The Meeting will be held on
January 12,  2007,  at 10:00 a.m.,  Central  Time.  We intend to mail this Proxy
Statement/Prospectus,  the enclosed  Notice of a Special Meeting of Shareholders and the enclosed proxy cards on or about November 17, 2006, to all  shareholders entitled to vote at the Meeting.  At the Meeting,  we are asking shareholders of the Kopp Funds to consider the following proposals:

--------------------------------------------------------------------------------
Proposal  1:  Shareholders  of  Kopp  TQM  Fund  will  be  asked  to  approve  a reorganization  of Kopp TQM Fund into American  Century  Equity Growth Fund ("AC
Equity Growth Fund"),  a series of American Century  Quantitative  Equity Funds,
Inc.
--------------------------------------------------------------------------------
Proposal 2: Shareholders of Kopp Emerging Growth Fund will be asked to approve a
reorganization   of  Kopp  Emerging  Growth  Fund  into  American   Century  New
Opportunities  II Fund ("AC New  Opportunities  II Fund"),  a series of American
Century Mutual Funds,  Inc.  (each, a  "Reorganization"  and  collectively,  the
"Reorganizations").
--------------------------------------------------------------------------------
Proposal  3:  Shareholders  of Kopp  Emerging  Growth Fund also will be asked to approve a subadvisory agreement between American Century Investment  Management,
Inc. and Kopp Investment Advisors, LLC.
--------------------------------------------------------------------------------

Under   the   Agreements   and   Plans  of   Reorganization   (the   "Plans   of
Reorganization"), all of the assets of the Kopp Funds will be transferred to the corresponding  American  Century Funds and the  corresponding  American  Century
Funds  will  issue  shares  that  will be  distributed  pro  rata  to Kopp  Fund shareholders.  If  the  Reorganizations  are  approved  by  shareholders,  it is anticipated  that  shareholders  of the Kopp  Funds will  receive  shares in the corresponding American Century Funds on or about February 26, 2007.

Your Board of Directors is seeking your proxy to vote FOR this proposal.

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE SECURITIES AND
EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF THIS PROXY  STATEMENT/PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY IS A
CRIMINAL OFFENSE.

The investment  objectives of AC New  Opportunities II Fund and AC Equity Growth
Fund are both to seek long-term  capital  growth.  The investment  objectives of
Kopp Emerging  Growth Fund and Kopp TQM Fund are both to seek long-term  capital appreciation.  For a  comparison  of the  investment  policies  of the  American
Century  Funds  and the Kopp  Funds,  see  "SUMMARY-  Comparison  of  Investment
Objectives and Policies."  Information concerning the Class A, C and I Shares of
Kopp  Emerging  Growth Fund,  as compared to the Class A, C and  Investor  Class
Shares of the AC New  Opportunities  II Fund, and of the Class A, C and I Shares
of Kopp TQM Fund, as compared to the Advisor, C and Investor Class Shares of the
AC Equity Growth Fund,  are included in this Proxy  Statement/Prospectus  in the sections entitled " SUMMARY- Comparative Fee Tables" and " INFORMATION ABOUT THE
TRANSACTION- Description of Fund Shares and Capitalization."

This  Proxy  Statement/Prospectus  is a proxy  statement  of the  Kopp  Funds in connection  with the  solicitation  of your  proxy to vote  your  shares  at the
Meeting,  and serves as a prospectus  for each  American  Century Fund under the
Securities Act of 1933, as amended (the  "Securities  Act"),  in connection with the issuance of shares to you pursuant to the terms of the Reorganizations.

This Proxy  Statement/Prospectus  sets forth concisely the information about the
American   Century   Funds  that  you  should   know  before   considering   the
Reorganizations,  and  should be  retained  for future  reference.  If you are a shareholder of Kopp TQM Fund this Proxy  Statement/Prospectus  is accompanied by the Prospectus for the AC Equity Growth Fund, dated May 1, 2006, as supplemented
August 1, 2006. If you are a shareholder of Kopp Emerging Growth Fund this Proxy
Statement/Prospectus   is   accompanied   by  the  Prospectus  for  the  AC  New
Opportunities  II Fund,  dated March 1, 2006, as supplemented  May 1, 2006, June
30, 2006 and August 1, 2006.  The  Statement of  Additional  Information,  dated
November  __,  2006,  relating  to  this  Proxy  Statement/Prospectus,  contains additional  information  and has been  filed by  American  Century  Quantitative
Equity Funds,  Inc. and American Century Mutual Funds,  Inc. with the Securities and Exchange  Commission  ("SEC") and is  incorporated  herein by reference.  In addition,  each of the following  documents is  incorporated  by reference  (and legally considered to be part of the Proxy Statement/Prospectus):

     1.   A Statement of Additional Information for AC New Opportunities II Fund
          dated May 1, 2006, as supplemented on June 1, 2006 and August 1, 2006;
     2.   A Statement of Additional  Information for AC Equity Growth Fund dated
          May 1, 2006, as supplemented on August 1, 2006;
     3.   A Prospectus for Kopp Emerging  Growth Fund dated January 30, 2006, as supplemented on September 13, 2006;
     4.   A Prospectus for Kopp TQM Fund dated January 30, 2006, as supplemented on September 13, 2006;
     5.   A Combined  Statement  of  Additional  Information  for Kopp  Emerging
          Growth Fund and Kopp TQM Fund dated January 30, 2006, as  supplemented on September 13, 2006;
     6.   An Annual Report dated October 31, 2005 and a Semi-Annual Report dated
          April 30, 2006 for AC New Opportunities II Fund;
     7.   An Annual  Report  dated  December 31, 2005 and a  Semi-Annual  Report dated June 30, 2006 for AC Equity Growth Fund;
     8.   An  Annual  Report  for  the  year  ended  September  30,  2005  and a
          Semi-Annual  Report  for the  period  ended  March  31,  2006 for Kopp
          Emerging Growth Fund;
     9.   An  Annual  Report  for  the  year  ended  September  30,  2005  and a
          Semi-Annual  Report for the period  ended  March 31, 2006 for Kopp TQM
          Fund.

Copies of these materials and other information about the American Century Funds and Kopp Funds may be obtained  without charge by writing to the addresses below or by calling the telephone numbers listed as follows:

If they relate to the American Century Funds:   If they relate to the Kopp Funds:

   4500 Main Street                               7701 France Avenue South, Suite 500
   Kansas City, MO 64111-7709                     Edina, Minnesota, 55435
   1-877-345-8836                                 Telephone No: 1-888-533-KOPP
   HTTP://WWW.AMERICANCENTURY.COM                 HTTP://WWW.KOPPFUNDS.COM

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS  OTHER THAN THOSE  CONTAINED IN THIS PROXY  STATEMENT/PROSPECTUS
AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR
MADE,  SUCH OTHER  INFORMATION  OR  REPRESENTATIONS  MUST NOT BE RELIED  UPON AS
HAVING BEEN AUTHORIZED BY THE KOPP FUNDS OR THE AMERICAN CENTURY FUNDS.

THE SHARES  OFFERED  BY THIS  PROXY  STATEMENT/PROSPECTUS  ARE NOT  DEPOSITS  OR
OBLIGATIONS  OF, OR  GUARANTEED  OR ENDORSED BY, ANY BANK.  THESE SHARES ARE NOT
FEDERALLY  INSURED BY, GUARANTEED BY,  OBLIGATIONS OF OR OTHERWISE  SUPPORTED BY
THE U.S.  GOVERNMENT,  THE FEDERAL DEPOSIT  INSURANCE  CORPORATION,  THE FEDERAL
RESERVE  BOARD OR ANY OTHER  GOVERNMENTAL  AGENCY.  INVESTMENT  IN THESE  SHARES
INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                                TABLE OF CONTENTS

                                                                          PAGE

  SUMMARY

     Introduction
     Proposals with Respect to Approval of the Agreements and
       Plans of Reorganization
         Reasons for the Reorganizations
         Closing Date
         Other Considerations
     Purchase, Redemption and Exchange of Shares; Dividends and Distributions
     Calculation of Sales Charges - AC New Opportunities II Fund
     Primary Tax Consequences
     Valuation Policies and Share Price - American Century Funds
     Abusive Trading Practices and Policies and
       Procedures - American Century Funds
     Portfolio Holdings Information
     Comparison of Investment Objectives and Policies
            Comparison of AC Equity Growth Fund and Kopp TQM Fund
            Comparison of AC New Opportunities II Fund
              and Kopp Emerging Growth Fund

            American Century's Unified Fee Structure
     Comparative Fee Tables
     Fund Performance History
     Investment Advisors
     Advisory and Other Fees
           Other Service Providers
           Service, Distribution and Administrative Fees
     Financial Highlights
     Portfolio Managers
     Principal Risk Factors
     Proposal Regarding Approval of Subadvisory Agreement for
       Kopp Emerging Growth Fund
            Purpose of the Subadvisory Relationship
            Effects of Portfolio Transition
            Material Provisions of the Subadvisory Agreement
            Kopp Board Considerations in Approving Subadvisory Agreement
            Background
            Additional Information Regarding KIA and American Century

INFORMATION ABOUT THE TRANSACTION

     Terms of the Plans of Reorganization
     Reasons for the Reorganizations
     Transaction Agreement by and Among American Century
       Investment Management, Inc., Kopp Investment Advisors, LLC
       and Kopp Holding Company
     Benefits to American Century
     Federal Income Tax Consequences of the Reorganizations
     Material Differences between Rights of Shareholders
     Description of Fund Shares and Capitalization

INFORMATION ABOUT THE AMERICAN CENTURY FUNDS

INFORMATION ABOUT THE KOPP FUNDS

VOTING INFORMATION

     General Information
     Date, Time and Place of Meeting
     Use and Revocation of Proxies
     Voting Rights and Required Vote
     Record Date and Outstanding Shares

     Security Ownership of Certain Beneficial Owners and Management of the Funds

OTHER MATTERS

FORM OF AGREEMENT AND PLAN OF REORGANIZATION                          EXHIBIT A

FORM OF INVESTMENT SUBADVISORY AGREEMENT                              EXHIBIT B

SUMMARY OF INVESTMENT LIMITATIONS                                     EXHIBIT C

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                           EXHIBIT D

FINANCIAL INFORMATION                                                 EXHIBIT E

                                     SUMMARY

     This summary is  qualified  in its entirety by reference to the  additional
information   contained  elsewhere  in  this  Proxy   Statement/Prospectus,   or
incorporated  by  reference  in this Proxy  Statement/Prospectus.  A form of the
Plans of Reorganization  pursuant to which the Reorganizations will be conducted is attached to this Proxy  Statement/Prospectus  as Exhibit A. The Prospectus of
the   applicable   American   Century   Fund   also   accompanies   this   Proxy
Statement/Prospectus.  A form  of the  proposed  subadvisory  agreement  between
American  Century  Investment  Management,  Inc.  ("American  Century") and Kopp
Investment Advisors, LLC ("KIA") is attached to this Proxy  Statement/Prospectus as Exhibit B.

INTRODUCTION

     This  Proxy  Statement/Prospectus  is  furnished  to you  because  you  are entitled to vote at the  Special  Meeting of  Shareholders  of Kopp TQM Fund and
Kopp  Emerging  Growth Fund.  The Meeting  will be held on January 12, 2007,  to consider the proposals described in this Proxy Statement/Prospectus.

     It is being  proposed  that the AC Equity  Growth  Fund  acquire all of the assets of Kopp TQM Fund, in exchange for Advisor, C and Investor Class Shares of the AC Equity Growth Fund (the "Equity Growth Exchange").  Immediately following the Equity Growth  Exchange,  Kopp TQM Fund will  distribute  the Advisor Class,
Class C and Investor Class Shares of the AC Equity Growth Fund to holders of the
Class A,  Class C and Class I shares of Kopp TQM  Fund,  respectively  (the "TQM
Distribution").  The  Equity  Growth  Exchange  and  the  TQM  Distribution  are
collectively  referred  to  in  this  Proxy  Statement/Prospectus  as  the  "TQM
Reorganization." As a result of the TQM Reorganization,  each holder of Class A,
Class C and Class I Shares of Kopp TQM Fund will receive the same  percentage of the  aggregate  number of Advisor  Class,  Class C and  Investor  Class  Shares,
respectively, of AC Equity Growth Fund issued in the TQM Reorganization as he or she owned in Kopp TQM Fund on the Closing Date (as hereinafter defined).

     It is also being proposed that the AC New Opportunities II Fund acquire all of the assets of Kopp Emerging Growth Fund, in exchange for Class A, Class C and
Investor  Class  Shares  of  the  AC  New   Opportunities   II  Fund  (the  "New
Opportunities  II Exchange").  Immediately  following the New  Opportunities  II
Exchange,  Kopp Emerging  Growth Fund will  distribute  the Class A, Class C and
Investor  Class  Shares of the AC New  Opportunities  II Fund to  holders of the
Class A, Class C and Class I shares of Kopp Emerging  Growth Fund,  respectively
(the "Kopp Emerging Growth Distribution"). The New Opportunities II Exchange and
the Kopp Emerging Growth Distribution are collectively referred to in this Proxy
Statement/Prospectus  as  the  "Emerging  Growth  Reorganization"  and  the  TQM
Reorganization and the Emerging Growth Reorganization are hereafter collectively referred  to as  the  "Reorganizations."  As a  result  of the  Emerging  Growth
Reorganization,  each  holder  of Class A,  Class C and  Class I Shares  of Kopp
Emerging Growth Fund will receive the same percentage of the aggregate number of
Class  A,  Class  C  and  Investor  Class  Shares,   respectively,   of  AC  New
Opportunities II Fund issued in the Emerging Growth  Reorganization as he or she owned in Kopp Emerging Growth Fund on the Closing Date (as hereinafter defined).

     Shareholders  of Kopp Emerging  Growth Fund will also be asked to approve a new subadvisory  agreement  between American  Century and KIA (the  "Subadvisory
Agreement").  The  Subadvisory  Agreement  will take effect upon approval of the
Subadvisory  Agreement and the Emerging Growth Reorganization by shareholders of
Kopp Emerging Growth Fund.  American  Century will not receive any  compensation for the services provided under the Subadvisory Agreement.

PROPOSALS WITH RESPECT TO APPROVAL OF THE AGREEMENTS AND PLANS OF REORGANIZATION

REASONS FOR THE REORGANIZATIONS

     In August 2006,  KIA  informed  the Board of Directors of Kopp Funds,  Inc.
("Kopp Board") of its desire to exit the retail mutual fund business and that it had  engaged in  discussions  with  American  Century  regarding  the  potential reorganization  of the Kopp Funds.  The discussions  with American  Century were part of a strategic  initiative  to allow KIA to exit the mutual  fund  business while  simultaneously  providing  benefits  to  shareholders  of the Kopp Funds.
Shareholders of the Kopp Funds may benefit from the proposed transaction because
American  Century's  existing mutual fund business,  when combined with the Kopp
Funds,   would  potentially  result  in  lower  management  fees  to  Kopp  Fund
shareholders,   increase  the  likelihood  of  asset  growth  through  increased
distribution   capabilities,   offer  more  investment   choices,   provide  the
opportunity  for solid  investment  performance and greater  diversification  of investment portfolios.

     On  August   30,   2006,   the  Kopp   Board   unanimously   approved   the
Reorganizations,  subject to shareholder approval. The Kopp Board, including all of the Kopp  Independent  Directors  (as  defined  below),  determined  that the
Reorganizations  are in the best  interests  of each of the Kopp Funds and their shareholders. In addition, the Kopp Board, including all of the Kopp Independent
Directors,  determined that the interests of existing  shareholders of each Kopp
Fund will not be diluted as a result of effecting the Reorganizations. The "Kopp
Independent Directors" are the directors who are not "interested persons" of KIA
(within the meaning of the Investment Company Act of 1940 (the "1940 Act")).

     In  determining  whether to approve the  Reorganizations  and to  recommend approval of the  Reorganizations  to  shareholders  of the Kopp Funds,  the Kopp
Board made  inquiries  into all  matters  deemed  relevant  and  considered  the following, among other things:

     o    The reputation, financial strength and resources of American Century;
     o    The  capabilities,  practices  and  resources  of  American  Century's management  and the other  service  providers to the American  Century family of funds;
     o    The  viability  of the Kopp  Funds  absent  approval  of the  proposed
          Reorganizations;
     o    The broader product array of the American Century family of funds, and the expanded  range of investment  options and exchange  opportunities available to shareholders;
     o    The shareholder services offered by American Century;
     o    The relative  compatibility  of  investment  objectives  and principal investment  policies of the American  Century  Funds with those of the
          Kopp Funds;
     o    The federal income tax treatment of the Reorganizations;
     o    The anticipated effect of the Reorganizations on expense ratios;
     o    The investment management experience of American Century; and
     o    The  undertaking by KIA and American  Century to share equally all the costs and  expenses of  preparing,  printing,  and mailing  this Proxy
          Statement/Prospectus and related expenses of the Reorganizations.

CLOSING DATE

     If all of the requisite  approvals are obtained and certain  conditions are either  met or  waived,  it is  anticipated  that  the  Reorganizations  will be consummated  at the close of business on February 23, 2007 (the "Closing  Date")
and that shareholders of the Kopp Funds will receive shares in the corresponding
American Century Funds on or about February 26, 2007.

OTHER CONSIDERATIONS

     The  parties   have  agreed  to  cooperate   to   facilitate   the  orderly
reorganization  of the Kopp Funds into the American  Century Funds and to reduce potential adverse  consequences to the American Century Funds. It is anticipated that this  transition will include the sale of certain  portfolio  securities of the Kopp Funds  prior to the  Reorganizations.  With  respect  to Kopp  Emerging
Growth  Fund,  it is  anticipated  that all or  substantially  all of the fund's portfolio  will be  transitioned.  In this regard,  it is proposed that American
Century be approved as a subadvisor  for Kopp  Emerging  Growth Fund in order to reinvest the fund's assets in a manner consistent with the investment objectives and policies of the AC New  Opportunities II Fund prior to the Closing Date (See
"SUMMARY- Proposal Regarding Approval of Subadvisory Agreement for Kopp Emerging
Growth  Fund" for further  information).  The  anticipated  purchase and sale of portfolio  securities  in  any  such  portfolio  restructuring  will  result  in increased transaction costs to Kopp Emerging Growth Fund. The sale of securities may result in the  realization  of capital gains by Kopp  Emerging  Growth Fund.
Given the significant  unutilized capital losses retained by the fund, it is not anticipated that the realization of any such gains will result in a distribution to shareholders.  For a more complete  discussion of the tax  consequences,  see
"Federal Income Tax Consequences of the Reorganizations."

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES; DIVIDENDS AND DISTRIBUTIONS

     The following chart highlights  certain  purchase,  redemption and exchange features of the Kopp Funds as compared to such features of the American  Century
Funds.

---------------------------------------- -------------------------------------- --------------------------------------
PURCHASE, REDEMPTION AND EXCHANGE        KOPP TQM FUND                          AC EQUITY GROWTH FUND
FEATURES
---------------------------------------- -------------------------------------- --------------------------------------
Minimum Initial Investment               Class A and Class C shares:            For Advisor Class shares, Investor
                                            *   Non-retirement account: $5,000    Class shares and Class C shares:
                                            *   Retirement account: $2,000        *  Coverdell Education Savings
                                            *   Coverdell Education Savings          Account: $2,000
                                                Accounts and "deemed" IRAs:       *  Financial Intermediaries: $250
                                                $2,000                            *  Broker/Dealer sponsored
                                                                                     wrap program accounts and/or
                                         Class I shares: $5 million                  fee based accounts: No minimum
                                                                                  *  Employer-sponsored retirement
                                                                                     plans: No minimum
                                                                                  *  All other accounts: $2,500
---------------------------------------- -------------------------------------- --------------------------------------
Minimum Subsequent Investments           Class A and Class C shares: $100 or    $50 minimum for subsequent
                                         more                                   purchases.  There is no minimum for
                                                                                subsequent purchases for financial
                                         Class I shares: No minimum             intermediaries.
---------------------------------------- -------------------------------------- --------------------------------------
Initial Sales Charge (as a percentage    Class A shares: 3.50% is the maximum   None
of offering price)                       sales charge applicable to Class A
                                         shares (subject to the availability
                                         of waivers and reduced sales charges)

                                         Class C shares: None

                                         Class I shares: None
---------------------------------------- -------------------------------------- --------------------------------------
Reductions and Waivers of Sales Charges  Waivers for Certain Investors          None

                                         Rights of Accumulation

                                         Letter of Intent
---------------------------------------- -------------------------------------- --------------------------------------
Contingent Deferred Sales Charge (CDSC)  Class A shares: 1.00% may be imposed   Advisor Class shares: None
                                         on redemptions of certain Class A
                                         shares which were purchased without    Class C shares: 1.00% during the
                                         a sales charge and redeemed within     first year after purchase
                                         24 months of purchase
                                                                                Investor Class shares: None
                                         Class C shares: 1.00% may be imposed
                                         on redemptions of certain Class C
                                         shares that are redeemed within 12
                                         months of purchase

                                         Class I shares: None

---------------------------------------- -------------------------------------- --------------------------------------
CDSC Waivers                             The CDSC on Class A and Class C        Any applicable CDSC may be waived in
                                         shares may be waived if, among other   the following cases:
                                         things:
                                                                                - redemptions through systematic
                                         - the redemption results from the      withdrawal plans not exceeding
                                         death or total and permanent           annually 12% of the lesser of the
                                         disability of the shareholder which    original purchase cost or current
                                         occurs after the purchase of the       market value for Class C shares;
                                         shares being redeemed;
                                                                                - distributions from IRAs due to
                                         - the selling broker-dealer elects     attainment of age 59 1/2 for Class C
                                         to waive receipt of a commission, if   shares;
                                         any, paid at the time of sale;
                                                                                - required minimum distributions
                                         - the redemption is a result of a      from retirement accounts upon
                                         forced redemption, a required          reaching age 70 1/2;
                                         minimum distribution or shareholder
                                         activity fees (fed wire fees,          - tax-free returns of excess
                                         overnight fees, etc.); or              contributions to IRAs;

                                          - under special circumstances, the    - redemptions due to death or
                                          Fund reserves the right to waive any  post-purchase disability;
                                          CDSC fee.
                                                                                - exchanges, unless the shares
                                                                                acquired by exchange are redeemed
                                                                                within the original CDSC period;

                                                                                - if no broker was compensated for
                                                                                the sale.
---------------------------------------- -------------------------------------- --------------------------------------
Redemption Fees                          Class A and Class C shares: 2.00% of   None
                                         the then current value of the shares
                                         redeemed may be imposed on certain
                                         redemptions of Class A and Class C
                                         shares made within 30 days of
                                         purchase.  If you redeem shares by
                                         wire, you will be charged a $15
                                         service fee.

                                         Class I shares: 2.00% of the then
                                         current value of the shares redeemed
                                         may be imposed on certain
                                         redemptions of Class I shares made
                                         within 24 months of purchase.  If
                                         you redeem shares by wire, you will
                                         be charged a $15 service fee.

---------------------------------------- -------------------------------------- --------------------------------------
Purchases                                By mail, fax or automatically          By telephone, mail or fax, online,
                                                                                in person, or automatically
---------------------------------------- -------------------------------------- --------------------------------------
Redemptions                              By written request, telephone, or      By telephone, mail or fax, online,
                                         systematic withdrawal program          in person, or automatically
---------------------------------------- -------------------------------------- --------------------------------------
Redemptions Policies                     The Fund will normally mail            Reserves right to delay delivery of
                                         redemption proceeds within one or      redemption proceeds up to seven
                                         two business days and, in any event,   days.  Any redemption request made
                                         no later than seven days after         within 15 days of an address change
                                         receipt by its transfer agent of a     may be required to be submitted in
                                         redemption request provided in good    writing with guaranteed signatures
                                         order.                                 of all authorized signers.  If bank
                                                                                information is changed a 15-day
                                         The Fund may hold payment until        holding period may be imposed before
                                         investments that were made by check,   the proceeds are wired to the bank.
                                         telephone or pursuant to the
                                         automatic investment program have      There is a $10 charge for redemption
                                         been collected (which may take up to   requests made by a wire transfer.
                                         12 calendar days from the initial
                                         investment date).                      If, during any 90-day period, a
                                                                                shareholder redeems fund shares
                                         The Fund reserves the right to         worth more than $250,000 (or 1% of
                                         redeem in kind (i.e., in securities    the value of the fund's assets, if
                                         or assets other than cash) any         that percentage is less than
                                         redemption request or requests         $250,000) then the Fund reserves the
                                         during any 90-day period in excess     right to pay part or all of the
                                         of the lesser of (i) $250,000 or       redemption proceeds in excess of
                                         (ii) 1% of the net asset value of      this amount in readily marketable
                                         the class of shares being redeemed.    securities instead of cash. Shareholders
                                                                                can avoid being paid in securities
                                                                                if they provide an unconditional
                                                                                instruction to redeem at least 15 days
                                                                                prior to the date on which the
                                                                                redemption transaction is to occur.
---------------------------------------- -------------------------------------- --------------------------------------
Exchanges                                You may exchange Class A or Class C    Shareholders of Class C shares of AC
                                         shares of the Fund for Class I         Equity Growth Fund may exchange
                                         shares of the Fund so long as the      their shares for Class C shares of
                                         Class I minimum initial investment     any other American Century fund.
                                         requirement is met.                    You may not exchange from the Class
                                                                                C shares to any other class.
                                         Shareholders of the Kopp Funds may
                                         also exchange shares of one series     Shareholders of Advisor Class and
                                         of the Kopp Funds for another.  Any    Investor Class shares of AC Equity
                                         such exchange may be effected via      Growth Fund may exchange their
                                         telephone.  You may also exchange      shares for Advisor Class shares and
                                         shares of the Funds for shares of      Investor Class Shares, respectively,
                                         First American Prime Obligations       of any other American Century Fund.
                                         Fund, a no-load money market fund
                                         managed by an affiliate of the
                                         Fund's transfer agent.
---------------------------------------- -------------------------------------- --------------------------------------
Dividends and Distributions              Distributions of investment company    Distributions by the fund generally
                                         taxable income and net capital         consist of dividends and interest
                                         gains, if any, are usually made in     received by the fund, as well as
                                         November or December.                  capital gains realized by the fund
                                                                                on the sale of investment securities.
                                         Shareholders will be informed
                                         annually as to the amount and nature   Substantially all of the fund's
                                         of all distributions paid during the   income is distributed quarterly to
                                         prior year.  Because of the fund's     shareholders.  Distributions from
                                         investment objective, the fund         realized capital gains are paid
                                         expects that its distributions will    twice a year, usually in March and
                                         consist primarily of long-term         December.  The fund may make more
                                         capital gains.                         frequent distributions, if
                                                                                necessary, to comply with provisions
                                         All distributions of investment        of the Internal Revenue Code.
                                         company taxable income and net
                                         capital gains will automatically be    Distributions are reinvested
                                         reinvested in additional fund shares   automatically in additional shares
                                         unless a shareholder specifically      unless a different option is chosen,
                                         request that distributions be paid     except that shareholders in a
                                         in cash.                               tax-deferred retirement account must
                                                                                reinvest all distributions.

                                                                                A shareholder will participate in
                                                                                fund distributions, when they are
                                                                                declared, starting the next business
                                                                                day after a shareholder's purchase
                                                                                is effective.
---------------------------------------- -------------------------------------- --------------------------------------

------------------------------------- ----------------------------------------- -------------------------------------------
PURCHASE, REDEMPTION AND EXCHANGE     KOPP EMERGING GROWTH FUND                 AC NEW OPPORTUNITIES II FUND
FEATURES
------------------------------------- ----------------------------------------- -------------------------------------------
Minimum Initial Investment            Class A and Class C shares:               For Class A, C and Investor Class
                                         *  Non-retirement account: $5,000        Shares:
                                         *  Retirement account: $2,000            *   Coverdell Education Savings
                                         *  Coverdell Education                       Account: $2,000
                                            Savings Accounts and                  *   Financial Intermediaries: $250
                                            "deemed" IRAs: $2,000                 *   Broker/Dealer sponsored wrap
                                                                                      program accounts and/or fee based
                                      Class I shares: $5 million                      accounts:  No minimum
                                                                                  *   Employer-sponsored retirement
                                                                                      plans: No minimum
                                                                                  *   All other accounts: $2,500
------------------------------------- ----------------------------------------- -------------------------------------------
Minimum Subsequent Investments        Class A and Class C shares: $100          $50 minimum for subsequent purchases
                                      or more
                                                                                There is no minimum for subsequent purchases
                                      Class I shares: No minimum                for financial intermediaries.
------------------------------------- ----------------------------------------- -------------------------------------------
Initial Sales Charge (as a            Class A shares: 3.50% is the              Class A shares: 5.75%
percentage of offering price)         maximum sales charge applicable
                                      to Class A shares (subject to the         Class C shares: None
                                      availability of waivers and
                                      reduced sales charges)                    Investor Class shares: None

                                      Class C shares: None

                                      Class I shares: None
------------------------------------- ----------------------------------------- -------------------------------------------
Reductions and Waivers of Sales       Waivers for Certain Investors             Shareholders and their spouses and
Charges                                                                         children under 21 may combine investments
                                      Rights of Accumulation                    to reduce their Class A sales charges in
                                                                                the following ways:
                                      Letter of Intent
                                                                                Account Aggregation

                                                                                Concurrent Purchases

                                                                                Rights of Accumulation

                                                                                Letter of Intent

                                                                                Waivers for Certain Investors
------------------------------------- ----------------------------------------- -------------------------------------------
Contingent Deferred Sales Charge      Class A shares: 1.00% may be              Class A shares: Investments of $1 million
(CDSC)                                imposed on redemptions of certain         or more in Class A shares may be
                                      Class A shares which were                 purchased without a sales charge and are
                                      purchased without a sales charge          subject to a CDSC of 1.00% if the shares
                                      and redeemed within 24 months of          are redeemed within one year of the date
                                      purchase                                  of purchase

                                      Class C shares: 1.00% may be              Class C shares: 1.00% during the first
                                      imposed on redemptions of certain         year after purchase
                                      Class C shares that are redeemed
                                      within 12 months of purchase              Investor Class shares: None

                                      Class I shares: None
------------------------------------- ----------------------------------------- --------------------------------------------
CDSC Waivers                          The CDSC on Class A and Class C           Any applicable CDSC may be waived in the
                                      shares may be waived if, among            following cases:
                                      other things:
                                                                                - redemptions through systematic
                                      - the redemption results from the         withdrawal plans not exceeding annually -
                                      death or total and permanent              12% of the lesser of the original
                                      disability of the shareholder             purchase cost or current market value for
                                      which occurs after the purchase           Class A shares; 12% of the original
                                      of the shares being redeemed;             purchase cost for B Class shares; 12% of
                                                                                the lesser of the original purchase cost
                                      - the selling broker-dealer               or current market value for Class C shares;
                                      elects to waive receipt of a
                                      commission, if any, paid at the           - distributions from IRAs due to
                                      time of sale;                             attainment of age 59 1/2 for Class A
                                                                                shares and for Class C shares;
                                      - the redemption is a result of a
                                      forced redemption, a required             - required minimum distributions from
                                      minimum distribution or                   retirement accounts upon reaching age 70 1/2;
                                      shareholder activity fees (fed
                                      wire fees, overnight fees, etc.);         - tax-free returns of excess
                                      or                                        contributions to IRAs;

                                      - under special circumstances,            - redemptions due to death or
                                      the Fund reserves the right to            post-purchase disability;
                                      waive any CDSC fee.
                                                                                - exchanges, unless the shares acquired
                                                                                by exchange are redeemed within the
                                                                                original CDSC period;

                                                                                - IRA Rollovers from any American Century
                                                                                Advisor Fund held in a qualified
                                                                                retirement plan, for Class A shares only;

                                                                                - if no broker was compensated for the
                                                                                sale.
------------------------------------- ----------------------------------------- -------------------------------------------
Redemption Fees                       Class A and Class C shares: 2.00%         Class A and Class C Shares:  None
                                      of the then current value of the
                                      shares redeemed may be imposed on         Investor Class Shares:  While there is
                                      certain redemptions of Class A            currently no redemption fee charged by
                                      and Class C shares made within 30         the fund, the Board of Directors has
                                      days of purchase.  If you redeem          approved a redemption fee of 2.00% on
                                      shares by wire, you will be               shares redeemed within 180 days of
                                      charged a $15 service fee.                purchase.  The redemption fee is
                                                                                scheduled to take affect on or about
                                      Class I shares: 2.00% of the then         March 1, 2007, and will apply to shares
                                      current value of the shares               purchased on or after that date.  The
                                      redeemed may be imposed on                redemption fee will not apply to shares
                                      certain redemptions of Class I            received as a result of the
                                      shares made within 24 months of           Reorganization.
                                      purchase.  If you redeem shares
                                      by wire, you will be charged a
                                      $15 service fee.
------------------------------------- ----------------------------------------- -------------------------------------------
Purchases                             By mail or fax or automatically           By telephone, mail or fax, online, in
                                                                                person, or automatically
------------------------------------- ----------------------------------------- -------------------------------------------
Redemptions                           By written request, telephone, or         By telephone, mail or fax, online, in
                                      systematic withdrawal program             person, or automatically
------------------------------------- ----------------------------------------- -------------------------------------------
Redemption Policies                   The Fund will normally mail               Reserves right to delay delivery of
                                      redemption proceeds within one or         redemption proceeds up to seven days.
                                      two business days and, in any             Any redemption request made within 15
                                      event, no later than seven days           days of an address change may be required
                                      after receipt by its transfer             to be submitted in writing with
                                      agent of a redemption request             guaranteed signatures of all authorized
                                      provided in good order.                   signers.  If bank information is changed
                                                                                a 15-day holding period may be imposed
                                      The Fund may hold payment until           before the proceeds are wired to the bank.
                                      investments that were made by
                                      check, telephone or pursuant to           There is a $10 charge for redemption
                                      the automatic investment program          requests made by a wire transfer.
                                      have been collected (which may
                                      take up to 12 calendar days from          If, during any 90-day period, a
                                      the initial investment date).             shareholder redeems fund shares worth
                                                                                more than $250,000 (or 1% of the value of
                                      The Fund reserves the right to            the fund's assets, if that percentage is
                                      redeem in kind (i.e., in                  less than $250,000) then the fund
                                      securities or assets other than           reserves the right to pay part or all of
                                      cash) any redemption request or           the redemption proceeds in excess of this
                                      requests during any 90-day period         amount in readily marketable securities
                                      in excess of the lesser of (i)            instead of cash.  Shareholders can avoid
                                      $250,000 or (ii) 1% of the net            being paid in securities if they provide
                                      asset value of the class of               an unconditional instruction to redeem at
                                      shares being redeemed.                    least 15 days prior to the date on which
                                                                                the redemption transaction is to occur.
------------------------------------- ----------------------------------------- -------------------------------------------
Exchanges                             You may exchange Class A or Class         You may exchange shares of AC New
                                      C shares of the Fund for Class I          Opportunities II Fund for shares of the
                                      shares of the Fund so long as the         same class of another American Century
                                      Class I minimum initial                   fund that offers A, B and Class C shares
                                      investment requirement is met.            without a sales charge if you meet the
                                                                                following criteria:
                                      Shareholders of the Kopp Funds            o The exchange is for a minimum of $100
                                      may also exchange shares of one           o For an exchange that opens a new
                                      series of the Kopp Funds for              account, the amount of the exchange must
                                      another.  Any such exchange may           meet or exceed the minimum account size
                                      be effected via telephone.  You           requirement for the fund receiving the
                                      may also exchange shares of the           exchange.
                                      Funds for shares of the First
                                      American Prime Obligations Fund,
                                      a no-load money market fund
                                      managed by an affiliate of the
                                      Fund's transfer agent.
------------------------------------- ----------------------------------------- -------------------------------------------
Dividends and Distributions           Distributions of investment               Distributions by the fund generally
                                      company taxable income and net            consist of dividends and interest
                                      capital gains, if any, are                received by the fund, as well as capital
                                      usually made in November or               gains realized by the fund on the sale of
                                      December.                                 investment securities.

                                      Shareholders will be informed             The fund generally pays distributions
                                      annually as to the amount and             from net income and capital gains, if
                                      nature of all distributions paid          any, once in a year in December.  The
                                      during the prior year.  Because           fund may make more frequent
                                      of the fund's investment                  distributions, if necessary, to comply
                                      objective, the fund expects that          with Internal Revenue Code provisions.
                                      its distributions will consist
                                      primarily of long-term capital            Distributions are reinvested
                                      gains.                                    automatically in additional shares unless
                                                                                a different option is chosen, except that
                                      All distributions of investment           shareholders in a tax-deferred retirement
                                      company taxable income and net            account must reinvest all distributions.
                                      capital gains will automatically
                                      be reinvested in additional fund          A shareholder will participate in fund
                                      shares unless a shareholder               distributions, when they are declared,
                                      specifically request that                 starting the next business day after a
                                      distributions be paid in cash.            shareholder's purchase is effective.
------------------------------------- ----------------------------------------- -------------------------------------------

CALCULATION OF SALES CHARGES - AC NEW OPPORTUNITIES II FUND
CLASS A

     Class A shares are sold at their offering  price,  which is net asset value plus an initial sales charge.  This sales charge varies  depending on the amount of your  investment,  and is deducted from your purchase  before it is invested.
The sales charges and the amounts paid to your investment professional are:

----------------------- -------------------  ----------------------   --------------------
PURCHASE AMOUNT         SALES CHARGE AS A %  SALES CHARGE AS A % OF   AMOUNT PAID TO
                        OF OFFERING PRICE    NET AMOUNT INVESTED      FINANCIAL ADVISOR
                                                                      AS A % OF
                                                                      OFFERING PRICE
----------------------- -------------------  ----------------------   --------------------
Less than $50,000       5.75%                6.10%                    5.00%
----------------------- -------------------  ----------------------   --------------------
$50,000-$99,999         4.75%                4.99%                    4.00%
----------------------- -------------------  ----------------------   --------------------
$100,000-$249,999       3.75%                3.90%                    3.25%
----------------------- -------------------  ----------------------   --------------------
$250,000-$499,999       2.50%                2.56%                    2.00%
----------------------- -------------------  ----------------------   --------------------
$500,000-$999,999       2.00%                2.04%                    1.75%
----------------------- -------------------  ----------------------   --------------------
$1,000,000-$3,999,999   0.00%                0.00%                    1.00%*
----------------------- -------------------  ----------------------   --------------------
$4,000,000-$9,999,999   0.00%                0.00%                    0.50%*
----------------------- -------------------  ----------------------   --------------------
$10,000,000 or more     0.00%                0.00%                    0.25%*
----------------------- -------------------  ----------------------   --------------------

*    For purchases over  $1,000,000 by qualified  retirement  plans,  no upfront amount will be paid to financial professionals.

     There is no front-end sales charge for purchases of $1,000,000 or more, but if you  redeem  your  shares  within one year of  purchase  you will pay a 1.00%
deferred sales charge,  subject to the exceptions  listed above. No sales charge applies to reinvested dividends.

PRIMARY TAX CONSEQUENCES

     The Reorganizations  have been structured with the intention that they will qualify  for federal  income tax  purposes  as  tax-free  reorganizations  under
Section  368(a) of the Internal  Revenue Code of 1986,  as amended (the "Code").
Consummation of the Reorganizations is subject to the condition that the parties have  received  an  opinion  from Reed  Smith LLP that for  federal  income  tax purposes  (i) no gain or loss  will be  recognized  by you or either of the Kopp
Funds,  (ii) your basis in the American  Century Fund shares you receive will be the same as your basis in the Kopp Fund shares held by you immediately  prior to the Reorganizations, and (iii) your holding period for the American Century Fund shares will include your holding  period for your Kopp Fund shares.  The sale of portfolio  securities by the Kopp Funds prior to the  Reorganizations may result in the  realization  of capital  gains that, to the extent not offset by capital losses,  will be  distributed to  shareholders  prior to the Closing Date. For a more  complete  discussion  of the tax  consequences,  see  "Federal  Income Tax
Consequences of the Reorganizations."

VALUATION POLICIES AND SHARE PRICE - AMERICAN CENTURY FUNDS

     American  Century  will price the fund  shares you  purchase,  exchange  or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept orders on the fund's behalf. American Century determines the NAV of the fund as of the  close of  regular  trading  (usually  4:00  p.m.,
Eastern  Time) on the New York  Stock  Exchange  (NYSE)  on each day the NYSE is open.  On days  when  the  NYSE  is  closed  (including  certain  U.S.  national holidays),  American  Century  does not  calculate  the NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

     The fund  values  portfolio  securities  for which  market  quotations  are readily  available at their market price. As a general rule,  equity  securities listed on a U.S.  exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

     If the fund  determines  that the market price for a portfolio  security is not readily  available  or that the  valuation  methods  mentioned  above do not reflect the security's fair value,  such security is valued at its fair value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

     If such  circumstances  occur, the fund will fair value the security if the fair  valuation  would  materially  impact  the  fund's  NAV.  While  fair value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

     The effect of using fair value  determinations  is that the fund's NAV will be based, to some degree, on security  valuations that the board or its designee believes are fair rather than being solely determined by the market.

     With  respect to any portion of the fund's  assets that are invested in one or more open-end  management  investment  companies that are registered with the
SEC (known as registered investment companies,  or RICs), the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

     Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

     Trading of securities  in foreign  markets may not take place every day the
NYSE is open.  Also,  trading in some  foreign  markets  and on some  electronic trading  networks may take place on weekends or holidays  when the fund's NAV is not  calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

ABUSIVE TRADING PRACTICES AND POLICIES AND PROCEDURES - AMERICAN CENTURY FUNDS

     Short-term  trading and other  so-called  market  timing  practices are not defined  or  explicitly  prohibited  by  any  federal  or  state  law.  However, short-term  trading and other abusive  trading  practices may disrupt  portfolio management  strategies and harm fund  performance.  If the cumulative  amount of short-term trading activity is significant  relative to a fund's net assets, the fund may incur  trading costs that are higher than  necessary as securities  are first purchased then quickly sold to meet the redemption  request. In such case, the fund's  performance  could be negatively  impacted by the increased  trading costs  created  by  short-term  trading  if the  additional  trading  costs  are significant.

     Because of the potentially  harmful  effects of abusive trading  practices,
American  Century  Funds' Board of Directors  has  approved  American  Century's abusive  trading  policies  and  procedures,  which are  designed  to reduce the frequency  and effect of these  activities  in our  funds.  These  policies  and procedures include monitoring trading activity, imposing trading restrictions on certain  accounts,  imposing  redemption  fees on certain funds,  and using fair value  pricing when current  market prices are not readily  available.  Although these efforts are designed to discourage abusive trading practices,  they cannot eliminate the possibility that such activity will occur.  American Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

     American  Century  uses a variety of  techniques  to monitor for and detect abusive trading  practices.  These  techniques may vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  They may  change  from time to time as  determined  by
American Century in its sole discretion. To minimize harm to the funds and their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

     Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's  purchase of fund shares to be abusive if the sale is made

     o    within seven days of the purchase, or

     o    within 30 days of the purchase, if it happens more than once per year.

     To the extent  practicable,  we try to use the same  approach  for defining abusive  trading  for shares held  through  financial  intermediaries.  American
Century  reserves the right, in its sole  discretion,  to identify other trading practices  as  abusive  and to modify  its  monitoring  and other  practices  as necessary to deal with novel or unique abusive trading practices.

     In addition,  American  Century  reserves the right to accept purchases and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

     American  Century's  policies  do not permit us to enter into  arrangements with fund  shareholders  that  permit  such  shareholders  to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying  abusive trading  activity and the volume of shareholder transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

PORTFOLIO HOLDINGS INFORMATION

     A description of the American  Century Funds'  policies and procedures with respect to the disclosure of the Funds'  portfolio  securities is available in a
Statement of Additional Information dated May 1, 2006, as supplemented on August
1, 2006 for AC Equity  Growth Fund and a  Statement  of  Additional  Information
dated May 1, 2006, as supplemented on June 1, 2006 and August 1, 2006 for AC New
Opportunities II Fund.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

COMPARISON OF AC EQUITY GROWTH FUND AND KOPP TQM FUND

     A comparison  of the  investment  limitations  of AC Equity Growth Fund and
Kopp TQM Fund is provided in Exhibit C to this Proxy Statement/Prospectus.

INVESTMENT OBJECTIVE.

     The  investment  objectives  of AC Equity Growth Fund and Kopp TQM Fund are substantially  similar.  The investment objective of AC Equity Growth Fund is to seek long-term capital growth.  The investment  objective of Kopp TQM Fund is to seek long-term capital appreciation.

INVESTMENT EXPOSURE PROVIDED BY EACH FUND.

     Both AC Equity Growth Fund and Kopp TQM Fund invest primarily in the common stock of corporations.

     Using security analysis and portfolio  optimization,  AC Equity Growth Fund invests  primarily  in the common  stocks of companies  selected  from the 1,500 largest  publicly traded  companies in the United States.  The fund's goal is to create a portfolio that provides better returns than its benchmark,  the S&P 500
Index,  without taking on significant  additional  risk.  When American  Century believes it is prudent, AC Equity Growth Fund may invest a portion of its assets in foreign securities,  debt securities,  preferred stock and  equity-equivalent securities,  such as convertible  securities,  stock futures  contracts or stock index  futures  contracts.  AC Equity  Growth Fund  limits its  purchase of debt securities to  investment-grade  obligations.  Under normal  market  conditions,
American  Century  intends  to invest at least  80% of AC Equity  Growth  Fund's assets  in  equity  securities  regardless  of  the  movement  of  stock  prices generally.

     KIA pursues Kopp TQM Fund's investment  objective by investing primarily in common stocks of companies included in the S&P 500 Index that have implemented a quality  management system ("QMS").  KIA views a QMS as a management  philosophy where a company  undertakes  a  systematic  process of  evaluating  its business practices  and  engages  in  a  continuous  effort  to  improve  its  operations throughout the organization.  Under normal market conditions, Kopp TQM Fund will invest  at least  80% of its net  assets  (plus  any  borrowing  for  investment purposes) in common  stocks of companies  that are in the  Q-100(R)  Index.  The
Q-100 Index generally  consists of 100 companies  included in the S&P 500 Index, selected  based on QMS criteria.  Because the Q-100(R)  Index consists of common stocks generally  included in the S&P 500 Index, Kopp TQM Fund invests primarily in large-capitalization  companies without an emphasis on either value or growth stocks. However, up to 20% of Kopp TQM Fund's net assets may be invested outside of the S&P 500 Index or the Q-100(R) Index.

     Kopp  TQM Fund may  invest  in  exchange-traded-funds  ("ETFs")  which  are investment  companies that are bought and sold on a securities  exchange and are designed to track a particular market segment or index. An investment in cash or cash  equivalents by KIA will be made or maintained to facilitate the buying and selling  of  positions  within  the  portfolio  and to  minimize  the  impact of redemptions from Kopp TQM Fund. For temporary defensive purposes,  Kopp TQM Fund may invest in money market  instruments  or other  fixed-income  securities,  or retain cash or cash equivalents.

STOCK SELECTION PROCESS.

     AC  Equity  Growth  Fund's  investment   strategy   utilizes   quantitative
management  techniques  in a two-step  process  that draws  heavily on  computer technology.  In the first  step,  American  Century  ranks  stocks for the Fund, primarily  the 1,500  largest  publicly  traded  companies in the United  States
(measured  by  the  value  of  their  stock),  from  most  attractive  to  least attractive.  This is determined by using a computer model that combines measures of a stock's  value,  as well as  measures of its growth  potential.  To measure value,  American  Century  uses  ratios of stock  price-to-book  value and stock price-to-cash  flow, among others. To measure growth,  American Century uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other  factors.  In the second step,  American  Century uses a technique called portfolio optimization. In portfolio optimization,  American Century uses a computer to build a portfolio of stocks from the ranking  described above that they believe will provide the optimal balance between risk and expected return.

     American Century  generally sells stocks from AC Equity Growth Fund when it believes:

          o    a  stock   becomes   too   expensive   relative  to  other  stock
               opportunities
          o    a stock's risk parameters outweighs its return opportunity
          o    more attractive alternatives are identified
          o    specific events alter a stock's prospects.

     As noted  above,  KIA  pursues  Kopp TQM  Fund's  investment  objective  by investing  primarily in common stocks of companies included in the S&P 500 Index that have implemented a QMS. Under normal market conditions,  Kopp TQM Fund will invest at least 80% of its net assets in common stocks of companies  that are in the Q-100(R) Index. The Q-100(R) Index generally  consists of 100 companies that are part of the S&P 500 Index.  To  determine  whether a company is suitable for inclusion in the Q-100(R)  Index or for an investment by Kopp TQM Fund, KIA uses qualitative  and  quantitative  techniques  to  determine a company's  composite quality score ("CQS"). When determining a company's CQS, KIA currently considers up to seven categories of criteria, each with a unique set of indicators,  which are  combined to yield a CQS. The seven  categories  are:  (1)  leadership,  (2)
strategic planning, (3) customer and market focus, (4) measurement, analysis and knowledge  management,  (5) human  resources,  (6)  process  management  and (7)
business results. The last category,  business results, is given the most weight in the  determination of CQS. Each of the seven categories is loosely based upon the categories  outlined in the "Criteria for Performance  Excellence," which is published every year by the Baldrige  National  Quality Program and the National
Institute of Standards and Technology.  These  categories and their criteria may change from time to time as concepts of quality measurement evolve. KIA seeks to use  indicators  which,  in its judgment,  are  consistent  with  principles and practices of quality oriented  organizations and fairly represent one or more of the seven  categories.  The  indicators  for each  category  come  from  several sources,  including  reports  published  by  companies  and reports from various organizations that KIA believes are knowledgeable  about QMS practices.  Reports may  include  announcements  made by  companies  that have won  quality-oriented awards or other  information  that identifies a company as actively using one or more of the  components of QMS. As a result of this  evaluation,  KIA develops a score, which is principally subjective,  as to the level of commitment a company has to QMS principles and practices,  the extent of the company's  deployment of those principles and practices and the degree to which the company has succeeded in the market.

     The Q-100(R)  Index  consists of companies with high CQSs relative to other companies in the same or similar economic sectors and industry groups within the
S&P 500 Index. The companies in the Q-100(R) Index are then weighted by economic sector and industry group to represent the approximate weightings in the S&P 500
Index, subject to some variation.

     Once an investment in a company is made by Kopp TQM Fund,  KIA continues to monitor, review and evaluate the company's performance.  If a company is dropped from  the S&P 500  Index  or if it is  determined  that  its CQS has  fallen  or otherwise has ceased to meet performance  expectations,  KIA's policy is to sell its shares in that  company  and replace  them with shares of common  stock of a company that has an acceptable CQS and that, upon purchase,  would help Kopp TQM
Fund maintain its diversification criteria relative to the S&P 500 Index.

COMPARISON OF RISKS.

     The  risks  associated  with AC  Equity  Growth  Fund and Kopp TQM Fund are generally  similar.  It is possible to lose money by  investing  in either fund.
Both Funds are subject to market risk,  stock market  volatility and other risks associated in investing in common stock of companies.

     Since  Kopp TQM Fund  invests  primarily  in  companies  that  have  either implemented or are  implementing the QMS approach it is subject to the risk that such  companies  may not be  best-positioned  for  growth  and may be  unable to weather economic  downturns.  In addition,  the QMS practice may not necessarily translate into the stock performance that KIA expects or that satisfies Kopp TQM
Fund's investment  objective.  Lastly,  KIA may invest in companies that are not firmly or successfully following QMS practices.

     Since  Kopp TQM Fund may  invest in ETFs it may be  subject to the risks of investing in ETFs. The risks of investing  ETFs  generally  reflect the risks of owning the underlying  securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile  than the  underlying portfolio of securities. In addition, Kopp TQM Fund will bear a pro rata portion of the ETFs expenses which could make owning the ETF more costly than owning the underlying securities in the ETF directly.

     AC Equity Growth Fund's performance will be closely tied to the performance of its benchmark  index,  the S&P 500 Index,  and therefore if the S&P 500 Index goes down, it is likely that AC Equity Growth  Fund's  performance  will also go down.

COMPARISON OF AC NEW OPPORTUNITIES II FUND AND KOPP EMERGING GROWTH FUND

     A comparison of the investment  limitations of AC New Opportunities II Fund and  Kopp  Emerging  Growth  Fund  is  provided  in  Exhibit  C  to  this  Proxy
Statement/Prospectus.

INVESTMENT OBJECTIVE.

     The investment objectives of AC New Opportunities II Fund and Kopp Emerging
Growth  Fund are  substantially  similar.  The  investment  objective  of AC New
Opportunities  II Fund is to  seek  long-term  capital  growth.  The  investment
objective  of  Kopp  Emerging   Growth  Fund  is  to  seek   long-term   capital
appreciation.

INVESTMENT EXPOSURE PROVIDED BY EACH FUND.

     Both AC New  Opportunities  II Fund and Kopp  Emerging  Growth  Fund invest primarily in the common stock of corporations.

     AC New  Opportunities  II Fund  invests  in  smaller-sized  companies  that
American  Century  believes  will  increase in value over time.  In  determining whether a company is smaller-sized  American Century will consider,  among other factors,  the  capitalization  of the  company  and the amount of revenue of the company.  If American  Century  determines that the investment  opportunities in smaller-sized  companies are not adequate, then AC New Opportunities II Fund may invest in medium- and large- sized companies.  While American Century intends to invest primarily in U.S. stocks, AC New Opportunities II Fund may also invest in securities  of foreign  companies  located  primarily  in  developed  countries.
Lastly, when American Century deems it prudent, AC New Opportunities II Fund may invest a portion of its assets in debt  securities,  preferred stock, and equity equivalent securities,  such as convertible securities,  stock futures contracts or stock index futures contracts.  The debt securities that AC New Opportunities
II Fund invests in will generally be of investment grade.

     Kopp  Emerging  Growth Fund,  under normal market  conditions,  attempts to achieve its  investment  objective  by  investing  at least 65% of its assets in common stocks of emerging and re-emerging growth companies,  and at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of emerging growth companies.  KIA views an emerging growth company as a relatively new business  organized to address an industry  niche,  which may have  unstable cash reserves, but the potential to experience accelerating returns. KIA views a re-emerging  growth  company  as  a  more  established  company  experiencing  a potential  resurgence  in sales and  earnings  due to new  industry  leadership,
restructuring  or  both.  KIA  primarily  seeks   investments  in  emerging  and
re-emerging growth companies that have a small-to-medium market capitalizations.
KIA views a small-cap company as typically having a market  capitalization of up to $1  billion  and views a  medium-cap  company  as  typically  having a market capitalization  of up to $3 billion.  In addition to common stock, Kopp Emerging
Growth  Fund may  invest in  preferred  stock,  depository  receipts  or shares, warrants,  and other securities  convertible or exchangeable  into common stock.
Lastly,  KIA may engage in temporary  defensive  strategies in order to promptly respond to adverse market conditions and in such event Kopp Emerging Growth Fund may hold cash  and/or  invest  all or a portion  of its  assets in money  market instruments.

STOCK SELECTION PROCESS.

     American  Century uses a bottom-up  approach to growth stock  selection.  A bottom-up  approach  generally  provides  that  investment  decisions  are based primarily on the  adviser's  analysis of  individual  companies,  rather then on broad economic  forecasts.  American  Century  believes that over the long term, stock price movement follows growth in a company's earnings and revenues.  Using an extensive  computer database,  as well as other primary  analytical  research tools, American Century tracks financial information for thousands of individual companies  to identify  and  evaluate  trends in  earnings,  revenues  and other
business   fundamentals.   American  Century's  principal  analytical  technique
involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative,  are less negative then in prior periods, and companies  whose growth rates are expected to accelerate.  These  techniques help  American  Century to buy or hold the stocks of companies it believes  have
favorable   growth   prospects   and  sell  the   stocks  of   companies   whose
characteristics  no longer meet its criteria.  American Century does not attempt to time the market. Instead, under normal market conditions, it attempts to keep
AC New Opportunities II Fund essentially fully invested in stocks.

     As noted above, KIA will invest at least 65% of its assets in common stocks of emerging and re-emerging growth companies, and at least 80% of its net assets
(plus any  borrowings  for  investment  purposes)  in common  stocks of emerging growth companies.  Companies considered by KIA to be "emerging growth" are often in the same or related market  sectors and therefore  Kopp Emerging  Growth Fund may be heavily  invested  in one sector.  Since one sector may include  numerous sub-sectors or industries,  Kopp Emerging Growth Fund may be heavily invested in one sector while being  diversified  among several  industries.  When purchasing common stocks, KIA uses a "buy discipline" that involves three key components:

     1.   Research: KIA gathers research on potential investment candidates from a wide variety of sources. To further qualify prospective investments, it analyzes  information  from corporate  contacts,  attends  industry conferences and visits with company management.
     2.   Fundamentals: Once the research phase is complete, KIA reviews certain fundamental  attributes that it believes most "buy" candidates  should possess,  including (i) management  excellence,  (ii) leading industry position or product,  (iii) projected  annual revenues or sales growth of 15% or more and  projected  earnings  growth  of 20% or more,  (iv)
          significant  investment  in research  and  development  and (v) strong financial position including a low debt-to-total capital ratio.
     3.   Valuation: Finally, KIA values companies by considering price-to-sales ratios and price-to-earnings ratios within a peer group. For companies with  earnings,  the  price-to-earnings  ratio relative to a company's forecasted  growth  rate  is  the  most  important  measure  in  KIA's quantitative process.

     KIA then  constructs a list of securities for Kopp Emerging Growth Fund and purchases them when their prices are within a pre-determined range.

     KIA continually monitors the companies for variations from expectations and
makes  sell  decisions  based  on  a  number  of  factors,  including,   without
limitation,  significant  deterioration in a company's underlying  fundamentals, strong price  appreciation  suggesting an  overweighted  position or undervalued security,  change in theme or sector  orientation,  or better  relative value in other securities.  KIA does not attempt to time the market and generally expects to be fully  invested in stocks.  KIA believes in holding  securities  for their long-term  growth  potential  over at least a three-to  five-year time frame and will generally hold stocks that have  performed  well,  even if it results in an apparent "overweighting" of a stock from time to time.

COMPARISON OF RISKS.

     The risks  associated with AC New  Opportunities  II Fund and Kopp Emerging
Growth Fund are generally similar.  It is possible to lose money by investing in either fund.  Both Funds are subject to market risk, risk of investing in growth stocks, risk of investing in companies with small market capitalizations, sector risks and other risks associated with investing in common stock of companies.

     Kopp Emerging  Growth Fund is not subject to the  diversification  rules of the  Investment  Company Act of 1940, as amended  ("1940 Act"),  and therefore a larger percentage of Kopp Emerging Growth Fund's assets may be invested in fewer companies then AC New Opportunities II's portfolio.  Therefore,  the performance of one,  two or a few  stocks  may have a  substantial  effect on Kopp  Emerging
Growth Fund's overall performance, both positive and negative.

     AC New  Opportunities  II Fund may be subject to the risks of  investing in foreign  securities to a greater extent then Kopp Emerging  Growth Fund since it may invest in foreign securities while Kopp Emerging Growth Fund does not.

     Since AC New  Opportunities  II Fund may buy a large  amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenue  decline,  AC New  Opportunities II Fund may be subject to greater share price volatility then the average stock fund.

     Lastly,  AC New  Opportunities  II  Fund's  investment  in  initial  public offerings ("IPOs") may have an impact on its performance. The impact will depend on the strength of the IPO market and the asset size of AC New  Opportunities II
Fund.

AMERICAN CENTURY'S UNIFIED FEE STRUCTURE

     The American  Century Funds  feature a unified  management  fee  structure, which differs from the fee structure used by most funds.  A basic  understanding of the  unified  fee  will  be  helpful  to you as you  consider  the  proposals discussed in this Proxy Statement/Prospectus.

     Under a traditional fee structure,  such as the one used by the Kopp Funds, a fund is charged a variety of fees,  including an  investment  advisory  fee, a transfer agency fee, an  administrative  fee,  distribution  charges,  and other expenses.  The total expense of the fund is the sum of these expense components.
The fund incurs these expenses directly and, other than investment advisory fees and Rule 12b-1 distribution fees, the amounts can fluctuate and increase without shareholder approval.

     By contrast,  American Century uses a unified fee structure where each fund pays the advisor a single,  all-inclusive fee for providing all services for the management  and  operation  of  the  fund,  except  brokerage  expenses,  taxes, interest,  the fees and expenses of the independent  directors  (including their independent legal counsel),  and extraordinary  costs.  American Century and its funds'  boards  believe  that the  unified  fee  structure  is a benefit to fund shareholders  because it clearly discloses the cost of owning fund shares,  and, because the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased  costs of operating the fund and the risk of administrative inefficiencies.

     When  comparing  the  American  Century  unified fee to the fees  currently charged  by the  Kopp  Funds,  the  management  fee  component  is not  directly comparable  to the  investment  advisory fee charged by Kopp Funds,  as American
Century's  unified  management  fee  includes   substantially  all  expenses  of
operating the American  Century Funds.  Given the differing fee  structures,  in order to perform a more accurate  comparison of information in the following Fee
Tables,  the "Net  Operating  Expenses"  line  reflects  the total  costs a fund shareholder could have paid.

COMPARATIVE FEE TABLES

     The Kopp Funds and the American Century Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.  Set forth in the tables below is information  regarding the fees and expenses incurred by the Kopp Funds and the pro forma fees for the American Century Funds after giving effect to the
Reorganizations.

KOPP TQM FUND  (CLASS A SHARES,  CLASS C SHARES  AND CLASS I  SHARES)-  AMERICAN
CENTURY  EQUITY GROWTH FUND (ADVISOR  CLASS SHARES,  CLASS C SHARES AND INVESTOR
CLASS SHARES)

     This table  describes  (1) the actual fees and expenses that you may pay if you buy and hold  Class A  Shares,  Class C Shares or Class I Shares of Kopp TQM
Fund as set forth in its most recent  prospectus dated January 30, 2006; and (2)
the pro forma fees and  expenses of Advisor  Class,  Class C Shares and Investor
Class of American  Century  Equity Growth Fund on a combined  basis after giving effect to the TQM Reorganization. The pro forma fees also represent the fees for
AC Equity Growth Fund as of December 31, 2005. The fees are not shown separately because they are identical to the pro-forma fees.

KOPP TQM FUND (AS OF SEPTEMBER 30, 2005) AND AC EQUITY GROWTH FUND
(AS OF DECEMBER 31, 2005)
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
                              KOPP TQM   PRO FORMA      KOPP TQM FUND  PRO FORMA      KOPP TQM FUND  PRO FORMA
                              FUND       AC EQUITY      CLASS C        AC EQUITY      CLASS I        AC EQUITY
                              CLASS A    GROWTH FUND:                  GROWTH FUND:                  GROWTH FUND:
                                         ADVISOR CLASS                 CLASS C                       INVESTOR CLASS
                                         SHARES                        SHARES                        SHARES
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR
INVESTMENT):
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
Maximum Sales Charge (Load)   3.50%(1)   NONE           NONE           NONE           NONE           NONE
Imposed on Purchases (as a
percentage of offering
price)
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
Maximum Contingent Deferred   1.00%(2)   NONE           1.00%(3)       1.00%(4)       NONE           NONE
Sales Charge (Load) (as a
percentage of original
purchase price or
redemption price, whichever
is lower)
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
Redemption Fee (as a          2.00%(5)   NONE           2.00%(5)       NONE           2.00%(6)       NONE
percentage of amount
redeemed)
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND
ASSETS)(7)
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
Management Fees (8)           1.00%      0.42%(9)       1.00%          0.67%(9)       1.00%          0.67%(9)
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
Distribution and/or Service   0.35%      0.50%          1.00%          1.00%          NONE           NONE
(12b-1) Fees (10)(11)
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
Other Expenses (12)(13)       0.86%      0.00%          0.86%          0.00%          0.88%          0.00%
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
Total Annual Fund Operating   2.21%      0.92%          2.86%          1.67%          1.88%          0.67%
Expenses Before Expense
Reimbursement
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
Less: Fee Waiver/Expense      0.71%(14)  __             1.36%(14)      __             0.38%(14)      __
Reimbursement
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------
Net Annual Fund Operating     1.50%      0.92%          1.50%          1.67%          1.50%          0.67%
Expenses
----------------------------- ---------- -------------- -------------- -------------- -------------- --------------

(1)  This sales charge is the maximum applicable to purchases of Class A shares.
     You may not have to pay this sales charge because waivers and reduced sales charges are available.

(2)  A contingent  deferred sales charge  ("CDSC") of up to 1% may be imposed on redemptions of certain Class A shares that were  purchased  without a sales charge and redeemed within 24 months of purchase. For purposes of the CDSC, all purchases  made during a calendar month are counted as having been made on the first day of the month.

(3)  A CDSC of up to 1% may be imposed on  redemptions of certain Class C shares that are redeemed  within 12 months of purchase.  For purposes of the CDSC, all purchases  made during a calendar month are counted as having been made on the first day of the month.

(4)  The charge is 1% during the first year  after  purchase  and is  eliminated thereafter.

(5)  A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of Class A and Class C shares made within
     30 days of purchase. The fee is retained by the fund and generally withheld from redemption proceeds. If you redeem shares by wire, you will be charged a $15 service fee.

(6)  A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain  redemptions  of Class I shares made within 24 months of purchase.  The fee is retained by the fund and  generally  withheld from redemption  proceeds.  If you redeem shares by wire,  you will be charged a
     $15 service fee.

(7)  For Kopp TQM Fund,  fund  operating  expenses are deducted from fund assets before  computing  the  daily  share  price or making  distributions.  As a result,  they do not appear on your account  statement,  but instead reduce the amount of total return you receive.

(8)  Includes KIA advisory fees and American Century unified fees. These numbers are not directly comparable due to American Century's unified fee structure that includes substantially all expenses of operating the fund.

(9)  The fund  pays  American  Century  a  single,  unified  management  fee for arranging all services necessary for the fund to operate.  The fee shown is based on assets during the fund's most recent  fiscal year.  The fund has a stepped fee schedule.  As a result,  the fund's unified management fee rate generally  decreases as fund assets  increase and  increases as fund assets decrease.

(10) For  Kopp  TQM  Fund,  the  distribution  and  shareholder  servicing  fees applicable to Class A shares are currently set at 0.35%;  however, the fund has adopted a Rule 12b-1  distribution and shareholder  servicing plan (the
     "Rule  12b-1  Plan") that allows the fund to pay up to 0.50% in these fees.
     The  distribution  and  shareholder  servicing  fees  applicable to Class C shares under the Rule 12b-1 Plan are 1.00%,  which is the amount  currently being paid by the fund. Further,  while the fund currently has no intention of paying any  distribution  or shareholder  servicing fees for the Class I shares,  the Rule  12b-1  Plan  allows the fund to pay up to 0.50% in those fees.

(11) For AC Equity Growth Fund, the 12b-1 fee is designed to permit investors to purchase  shares through  broker-dealers,  banks,  insurance  companies and other  financial  intermediaries.  The fee may be used to  compensate  such financial  intermediaries for distribution and other shareholder  services.
     In  addition,  half of the  Advisor  Class 12b-1 fee (0.25%) is for ongoing
     recordkeeping   and   administrative   services   provided   by   financial
     intermediaries,  which  would  otherwise  be paid by the advisor out of the unified  management fee. The advisor has reduced its unified management fee for Advisor Class shares, but the fee for core investment advisory services is the same for all classes.

(12) For  Kopp TQM  Fund,  other  expenses  include  custodian,  administration, transfer agency and other customary fund expenses.

(13) For AC Equity  Growth  Fund,  other  expenses,  which  include the fees and expenses of the fund's  independent  directors and their legal counsel,  as well as interest, were less than 0.005% for the most recent fiscal year.

(14) Through  September  2007,  KIA  has  contractually   agreed  to  waive  its
     management  fees  and/or  reimburse  expenses  to the  extent  such fees or expenses  would cause the total annual  operating  expenses of any class of shares of the fund to exceed  1.50% of the average  daily net assets of the respective class.

KOPP EMERGING  GROWTH FUND (CLASS A SHARES,  CLASS C SHARES AND CLASS I SHARES)-
AMERICAN CENTURY NEW  OPPORTUNITIES II FUND (CLASS A SHARES,  CLASS C SHARES AND
INVESTOR CLASS SHARES)

     This table  describes  (1) the actual fees and expenses that you may pay if you buy and  hold  Class A  Shares,  Class C Shares  or  Class I Shares  of Kopp
Emerging  Growth Fund as set forth in its most recent  prospectus  dated January
30,  2006,  and (2) the pro forma fees and  expenses of Class A Shares,  Class C
Shares and Investor  Class of American  Century New  Opportunities  II Fund on a
combined basis after giving effect to the Emerging Growth Reorganization.

KOPP EMERGING GROWTH FUND (AS OF SEPTEMBER 30, 2005) AND AC NEW OPPORTUNITIES II
FUND (AS OF OCTOBER 31, 2005)

---------------- ---------- ----------- ------------ ---------- ---------- ----------- ---------- ----------- ------------
                 Kopp       AC New      Pro Forma    Kopp       AC New     Pro Forma   Kopp       AC New      Pro Forma
                 Emerging   Opport-     AC New       Emerging   Opport-    AC New      Emerging   Opport-     AC New
                 Growth     unities     Opport-      Growth     unities    Opport-     Growth     unities     Opport-
                 Fund       II Fund:    unities      Fund       II Fund:   unities     Fund       II Fund:    unities
                 Class A    Class A     II Fund:     Class C    Class C    II Fund:    Class I    Investor    II Fund:
                 Shares     Shares      Class A      Shares     Shares     Class C     Shares     Class       Investor
                                        Shares                             Shares                 Shares      Class
                                                                                                              Shares
---------------- ---------- ----------- ------------ ---------- ---------- ----------- ---------- ----------- ------------
Shareholder
Fees (fees
paid directly
from your
investment):
---------------- ---------- ----------- ------------ ---------- ---------- ----------- ---------- ----------- ------------
Maximum Sales    3.50%(1)   5.75%       5.75%        None       None       None        None       None        None
Charge (Load)
Imposed on
Purchases (as
a percentage
of offering
price)
---------------- ---------- ----------- ------------ ---------- ---------- ----------- ---------- ----------- ------------
Maximum          1.00%(2)   None(3)     None(3)      1.00%(4)   1.00%(5)   1.00%(5)    None       None        None
Contingent
Deferred Sales
Charge (Load)
(as a
percentage of
original
purchase price
or redemption
price,
whichever is
lower)
---------------- ---------- ----------- ------------ ---------- ---------- ----------- ---------- ----------- ------------
Redemption Fee   2.00%(6)   None        None         2.00%(6)   None       None        2.00% (7)  None (8)    None (8)
(as a
percentage of
amount
redeemed)
---------------- ---------- ----------- ------------ ---------- ---------- ----------- ---------- ----------- ------------
Annual Fund
Operating
Expenses
(expenses that
are deducted
from Fund
assets)(9)
---------------- ---------- ----------- ------------ ---------- ---------- ----------- ---------- ----------- ------------
Management       1.00%      1.50%(11)   1.40%(12)    1.00%      1.50%(11)  1.40%(12)   1.00%      1.50%(11)   1.40%(12)
Fees (10)
---------------- ---------- ----------- ------------ ---------- ---------- ----------- ---------- ----------- ------------
Distribution     0.35%      0.25%       0.25%        1.00%      1.00%      1.00%       None       None        None
and/or Service
(12b-1)
FEES(13)(14)
---------------- ---------- ----------- ------------ ---------- ---------- ----------- ---------- ----------- ------------
Other            0.37%      0.00%       0.00%        0.37%      0.00%      0.00%       0.37%      0.00%       0.00%
Expenses(15)(16)
---------------- ---------- ----------- ------------ ---------- ---------- ----------- ---------- ----------- ------------
Total Annual     1.72%      1.75%       1.65%        2.37%      2.50%      2.40%       1.37%      1.50%       1.40%
Fund Operating
Expenses
---------------- ---------- ----------- ------------ ---------- ---------- ----------- ---------- ----------- ------------

(1)  This sales charge is the maximum applicable to purchases of Class A shares.
     You may not have to pay this sales charge because waivers and reduced sales charges are available.

(2)  A contingent  deferred sales charge  ("CDSC") of up to 1% may be imposed on redemptions of certain Class A shares that were  purchased  without a sales charge and redeemed within 24 months of purchase. For purposes of the CDSC, all purchases  made during a calendar month are counted as having been made on the first day of the month.

(3)  Investments  of $1  million  or more in Class A shares  may be subject to a contingent  deferred sales charge of 1.% if the shares are redeemed  within one year of the date of purchase.

(4)  A CDSC of up to 1% may be imposed on  redemptions of certain Class C shares that are redeemed  within 12 months of purchase.  For purposes of the CDSC, all purchases  made during a calendar month are counted as having been made on the first day of the month.

(5)  The charge is 1% during the first year  after  purchase  and is  eliminated thereafter.

(6)  A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of Class A and Class C shares made within
     30 days of purchase. The fee is retained by the fund and generally withheld from redemption proceeds. If you redeem shares by wire, you will be charged a $15 service fee.

(7)  A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain  redemptions  of Class I shares made within 24 months of purchase.  The fee is retained by the fund and  generally  withheld from redemption  proceeds.  If you redeem shares by wire,  you will be charged a
     $15 service fee.

(8)  The fund intends to impose a 2% redemption fee beginning March 1, 2007. The fee applies only to shares purchased on or after March 1, 2007 and held for less than 180 days, excluding shares purchased through reinvested dividends or capital gains.

(9)  For Kopp Emerging  Growth Fund,  fund operating  expenses are deducted from fund assets before computing the daily share price or making distributions.
     As a result,  they do not appear on your  account  statement,  but  instead reduce the amount of total return you receive.

(10) Includes KIA advisory fees and American Century unified fees. These numbers are not directly comparable due to American Century's unified fee structure that includes substantially all expenses of operating the fund.

(11) The fund  pays  American  Century  a  single,  unified  management  fee for arranging all services necessary for the fund to operate.  The fee shown is based on assets during the fund's most recent  fiscal year.  The fund has a stepped fee schedule.  As a result,  the fund's unified management fee rate generally  decreases as fund assets  increase and  increases as fund assets decrease.

(12) The fund  pays  American  Century  a  single,  unified  management  fee for arranging all services necessary for the fund to operate.  The fee shown is based on anticipated assets after the reorganization of $426 million (based on assets of AC New  Opportunities II Fund and Kopp Emerging Growth Fund as
     of June 30, 2006).  The fund has a stepped fee schedule.  As a result,  the fund's  unified  management  fee rate  generally  decreases  as fund assets increase and increases as fund assets decrease.

(13) For Kopp Emerging Growth Fund, the distribution  and shareholder  servicing fees applicable to Class A shares are currently set at 0.35%;  however, the fund has adopted a Rule 12b-1  distribution and shareholder  servicing plan
     (the "Rule  12b-1  Plan")  that allows the fund to pay up to 0.50% in these fees. The distribution and shareholder servicing fees applicable to Class C shares under the Rule 12b-1 Plan are 1.00%,  which is the amount  currently being paid by the fund. Further,  while the fund currently has no intention of paying any  distribution  or shareholder  servicing fees for the Class I shares,  the Rule  12b-1  Plan  allows the fund to pay up to 0.50% in those fees.

(14) For AC New  Opportunities  II Fund,  the  12b-1 fee is  designed  to permit investors  to purchase  shares  through  broker-dealers,  banks,  insurance companies  and  other  financial  intermediaries.  The  fee  may be used to
     compensate  such  financial   intermediaries  for  distribution  and  other
     shareholder  services.  In  addition,  half of the Advisor  Class 12b-1 fee
     (0.25%) is for ongoing  recordkeeping and administrative  services provided by financial  intermediaries,  which would otherwise be paid by the advisor out of the  unified  management  fee.  The  advisor has reduced its unified management  fee for Advisor Class shares,  but the fee for core  investment advisory services is the same for all classes.

(15) For  Kopp  Emerging  Growth  Fund,   other  expenses   include   custodian,
     administration, transfer agency and other customary fund expenses.

(16) For AC New  Opportunities II Fund,  other expenses,  which include the fees and expenses of the fund's  independent  directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

The  following  examples  compare the cost of investing in Kopp TQM Fund and the corresponding shares of AC Equity Growth Fund.

Examples:

An investor would pay the following expenses on a $10,000  investment,  assuming
(1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant fund and (2) a 5% annual return throughout the period.

                                                                        CUMULATIVE EXPENSES
                                                                      PAID FOR THE PERIOD OF:
                                                              --------------------------------------
                                                              1 YEAR   3 YEARS   5 YEARS    10 YEARS
EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE      ------   -------   -------    --------
 PERIOD:

   Kopp TQM Fund: Class A(1)                                   $497     $951     $1,431      $2,752
   Kopp TQM Fund: Class A(2)                                   $253     $623     $1,120      $2,489
   AC Equity Growth Fund: Advisor Class                         $94     $293       $508      $1,127

   Kopp TQM Fund: Class C(2)                                   $253     $757     $1,388      $3,087
   AC Equity Growth Fund: Class C                              $169     $523       $902      $1,961

   Kopp TQM Fund: Class I(3)                                   $360     $554      $981       $2,170
   AC Equity Growth Fund: Investor Class                        $68     $214      $373         $833

(1)  These expenses reflect only the 3.50% maximum sales charge.
(2)  These  expenses  reflect a 1% CDSC,  but do not reflect  the
     3.50% maximum sales charge.
(3)  These expenses reflect a 2% redemption fee.

                                                                     CUMULATIVE EXPENSES PAID
                                                                        FOR THE PERIOD OF:
                                                              -------------------------------------
                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE  ------   -------   -------   --------
  PERIOD:

   Kopp TQM Fund: Class A(1)                                   $497     $951     $1,431      $2,752
   Kopp TQM Fund: Class A(2)                                   $153     $623     $1,120      $2,489
   AC Equity Growth Fund: Advisor Class                         $94     $293       $508      $1,127

   Kopp TQM Fund: Class C                                      $153     $757     $1,388      $3,087
   AC Equity Growth Fund: Class C                              $169     $523       $902      $1,961

   Kopp TQM Fund: Class I                                      $153     $554       $981      $2,170
   AC Equity Growth Fund: Investor Class                        $68     $214       $373        $833

(1)  These expenses reflect the 3.50% maximum sales charge.
(2)  These expenses do not reflect the 3.50% maximum sales charge.

The following  examples  compare the cost of investing in Kopp  Emerging  Growth
Fund and the corresponding shares of AC New Opportunities II Fund.

EXAMPLES:

An investor would pay the following expenses on a $10,000  investment,  assuming
(1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant fund and (2) a 5% annual return throughout the period.

                                                                          CUMULATIVE EXPENSES
                                                                        PAID FOR THE PERIOD OF:
                                                               -------------------------------------
                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE       ------   -------   -------   --------
  PERIOD:

   Kopp Emerging Growth Fund: Class A(1)                        $519       $873    $1,251     $2,309
   Kopp Emerging Growth Fund: Class A(2)                        $275       $542      $934     $2,030
   AC New Opportunities II Fund: Class A                        $742     $1,091    $1,463     $2,503
   Pro Forma AC New Opportunities II Fund: Class A              $732     $1,063    $1,415     $2,403

   Kopp Emerging Growth Fund: Class C(2)                        $340       $739    $1,265     $2,706
   AC New Opportunities II Fund: Class C                        $251       $771    $1,317     $2,803
   Pro Forma AC New Opportunities II Fund: Class C              $241       $742    $1,268     $2,706

   Kopp Emerging Growth Fund: Class I(3)                        $346       $434      $750     $1,646
   AC New Opportunities II Fund: Investor Class                 $152       $472      $814     $1,778
   Pro Forma AC New Opportunities II Fund: Investor Class       $142       $441      $762     $1,669

(1)  These expenses reflect only the 3.50% maximum sales charge.
(2)  These  expenses  reflect a 1% CDSC,  but do not reflect  the 3.50%  maximum sales charge.
(3)  These expenses reflect a 2% redemption fee.

                                                                        CUMULATIVE EXPENSES PAID
                                                                           FOR THE PERIOD OF:
                                                                ------------------------------------
                                                                1 YEAR   3 YEARS   5 YEARS  10 YEARS
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE    ------   -------   -------  --------
PERIOD:

   Kopp Emerging Growth Fund: Class A(1)                        $519      $873     $1,251     $2,309
   Kopp Emerging Growth Fund: Class A(2)                        $175      $542       $934     $2,030
   AC New Opportunities II Fund: Class A                        $742    $1,091     $1,463     $2,503
   Pro Forma AC New Opportunities II Fund: Class A              $732    $1,063     $1,415     $2,403

   Kopp Emerging Growth Fund: Class C                           $240      $739     $1,265     $2,706
   AC New Opportunities II Fund: Class C                        $251      $771     $1,317     $2,803
   Pro Forma AC New Opportunities II Fund: Class C              $241      $742     $1,268     $2,706

   Kopp Emerging Growth Fund: Class I                           $139      $434       $750     $1,646
   AC New Opportunities II Fund: Investor Class                 $152      $472       $814     $1,778
   Pro Forma AC New Opportunities II Fund: Investor Class       $142      $441       $762     $1,669

(1) These expenses reflect the 3.50% maximum sales charge.
(2) These expenses do not reflect the 3.50% maximum sales charge.

FUND PERFORMANCE HISTORY

AC EQUITY GROWTH FUND

Annual Total Returns

The  following  bar chart  shows the  performance  of AC  Equity  Growth  Fund's
Investor Class shares for each of the last 10 calendar  years.  It indicates the volatility of the fund's historical  returns from year to year. Account fees and sales charges, if applicable,  are not reflected in the chart below. If they had been  included,  returns  would be lower than those  shown.  The  returns of the fund's other classes will differ from those shown in the chart, depending on the expenses of those  classes.  THE FUND'S  PERFORMANCE  WILL  FLUCTUATE,  AND PAST
PERFORMANCE (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF FUTURE RESULTS.

AC EQUITY GROWTH FUND -- INVESTOR CLASS

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                     HIGHEST                 LOWEST
--------------------------------------------------------------------------------
AC Equity Growth Fund                23.10% (4Q 1998)       -16.80% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares  calculated three different ways.  Additional  tables show the average  annual total returns of other share classes of the fund  calculated before the impact of taxes.  Returns  assume the  deduction  of all sales loads, charges and other fees associated with a particular  class.  Your actual returns may vary depending on the circumstances of your investment.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the  Investor  Class  shares.  After-tax  returns for other share classes will vary.

The benchmark is an unmanaged  index that has no operating costs and is included in each table for performance comparison.

--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2005    1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                               7.30%      2.47%     9.98%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               7.08%      2.23%     8.50%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               5.03%      2.01%     7.95%
  and Sale of Fund Shares
--------------------------------------------------------------------------------
S&P 500 Index                                     4.91%      0.54%     9.08%
  (reflects no deduction for fees,
     expenses or taxes)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2005         1 YEAR          CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                    6.23%          3.34%
--------------------------------------------------------------------------------
S&P 500 Index                                          4.91%          2.35%(2)
  (reflects no deduction for fees,
     expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE  INCEPTION  DATE FOR THE CLASS C IS JULY 18,  2001.  ONLY  CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  SINCE JULY 19, 2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------

                                                                        LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2005     1 YEAR     5 YEARS    CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                               6.99%       2.19%     4.69%
--------------------------------------------------------------------------------
S&P 500 Index                                     4.91%       0.54%     4.89%(2)
   (reflects no deduction for fees,
      expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION  DATE FOR THE ADVISOR CLASS IS OCTOBER 9, 1997.  ONLY CLASSES
     WITH  PERFORMANCE  HISTORY FOR LESS THAN 10 YEARS SHOW  RETURNS FOR LIFE OF
     CLASS.

(2)  SINCE OCTOBER 1, 1997, THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE

AC NEW OPPORTUNITIES II FUND

Annual Total Returns

The following bar chart shows the performance of AC New  Opportunities II Fund's
Investor  Class shares for each full  calendar  year in the life of the fund. It indicates  the  volatility of the fund's  historical  returns from year to year.
Account fees and sales charges,  if  applicable,  are not reflected in the chart below.  If they had been  included,  returns  would  have been  lower than those shown.  The returns of the fund's other classes of shares will differ from those shown in the chart,  depending  on the  expenses  of those  classes.  THE FUND'S
PERFORMANCE WILL FLUCTUATE,  AND PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NO
GUARANTEE OF FUTURE RESULTS.

AC NEW OPPORTUNITIES II FUND--INVESTOR CLASS

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                     HIGHEST                 LOWEST
--------------------------------------------------------------------------------
AC New Opportunities II Fund         21.51% (4Q 2003)        -17.80% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The  following   table  shows  the  average  annual  total  returns  of  AC  New
Opportunities  II Fund's Investor Class shares  calculated three different ways.
Additional  tables show the average  annual total returns of other share classes of the fund calculated before the impact of taxes.  Returns assume the deduction of all sales loads,  charges and other fees associated with a particular  class.
Your actual returns may vary depending on the circumstances of your investment.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor  Class shares.  After-tax  returns for other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in each table for  performance  comparison.  The Russell 2000(R) Growth
Index  measures the  performance of those Russell  2000(R)  companies (the 2,000 smallest of the 3,000 largest  publicly  traded U.S.  companies,  based on total market  capitalization)  with higher  price-to-book ratios and higher forecasted growth  rates.  The S&P 500  Index is viewed as a broad  measure  of U.S.  stock performance.

INVESTOR CLASS
                                                                        LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2005               1 YEAR      CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                         5.06%       8.67%

Return After Taxes on Distributions                         4.38%       8.36%

Return After Taxes on Distributions                         3.74%       7.41%
  and Sale of Fund Shares

Russell 2000(R) Growth Index
   (reflects no deduction for fees,
      expenses or taxes)                                    4.15%       3.09%(2)

S&P 500 Index                                               4.91%       1.58%(2)
   (reflects no deduction for fees,
      expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS JUNE 1, 2001.

(2)  SINCE MAY 31,  2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

CLASS A
                                                                       LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2005              1 YEAR      CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                        -1.11%      18.78%(2)

Russell 2000(R) Growth Index                                4.15%      22.74%
   (reflects no deduction for fees,
     expenses or taxes)

S&P 500 Index                                               4.91%      15.88%
   (reflects no deduction for fees,
      expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE CLASS A IS JANUARY 31, 2003.

(2)  RETURN WOULD HAVE BEEN LOWER IF SERVICE AND DISTRIBUTION  FEES HAD NOT BEEN
     WAIVED FROM FEBRUARY 1, 2003 TO FEBRUARY 21, 2003.

CLASS C
                                                                       LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2005               1 YEAR     CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                          4.03%     20.41%(2)

Russell 2000(R) Growth Index                                 4.15%     22.74%
   (reflects no deduction for fees,
      expenses or taxes)

S&P 500 Index                                                4.91%     15.88%
   (reflects no deduction for fees,
      expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE CLASS C IS JANUARY 31, 2003.

(2)  RETURN WOULD HAVE BEEN LOWER IF SERVICE AND DISTRIBUTION  FEES HAD NOT BEEN
     WAIVED FROM FEBRUARY 1, 2003 TO JUNE 30, 2003.

                               INVESTMENT ADVISORS

     AC New Opportunities II Fund and AC Equity Growth Fund are both governed by their respective  Boards of Directors (each an "AC Board").  Each AC Board meets at least quarterly to review its respective funds' operations. The Boards select
and  oversee  the  advisor,   American  Century  Investment   Management,   Inc.
(previously  defined as  "American  Century").  American  Century  serves as the investment advisor for each of AC New Opportunities II Fund and AC Equity Growth
Fund. A description of the  responsibilities  of American Century appears in the
American Century Funds' prospectuses under the heading MANAGEMENT.  For services provided to each fund,  American Century receives a unified management fee based on a percentage of the net assets of each fund. For more  information  about the unified  management fee, see "SUMMARY-  Comparison of Investment  Objectives and
Policies-  American  Century's  Unified Fee Structure." The amount of the fee is calculated daily and paid monthly in arrears.  A discussion  regarding the basis for the AC Board's approval of American Century's  investment  advisory contract with AC Equity Growth Fund is available in AC Equity  Growth Fund's  shareholder report dated June 30, 2006. A discussion  regarding the basis for the AC Board's approval  of  American  Century's  investment  advisory  contract  with  AC  New
Opportunities II Fund is available in AC New Opportunities II Fund's shareholder report dated October 31, 2005.

     Kopp Emerging Growth Fund and Kopp TQM Fund have entered into an investment advisory agreement with KIA, under which KIA manages the Kopp Funds' investments and business affairs, subject to the supervision of the Kopp Board. A discussion regarding the basis for the Kopp Board's approval of the Kopp Funds'  investment advisory  contract  with  KIA  is  available  in  the  Kopp  Funds'  reports  to shareholders for the period ended September 30, 2005.

                             ADVISORY AND OTHER FEES

AC EQUITY GROWTH FUND

     The annual  rate at which the  advisory  fee for AC Equity  Growth  Fund is assessed is determined daily in a multi-step  process.  First,  each of American
Century Quantitative Equity Funds, Inc.'s funds is categorized  according to the broad asset class in which it invests (e.g., money market, bond or equity),  and the assets of the funds in each category are totaled ("Fund  Category  Assets").
Second,  the assets are totaled for certain other  accounts  managed by American
Century ("Other Account Category Assets").  To be included,  these accounts must have the same  management  team and  investment  objective as a fund in the same category  with the same Board of  Directors  as  American  Century  Quantitative
Equity Funds,  Inc..  Together,  the Fund Category  Assets and the Other Account
Category  Assets  comprise the  "Investment  Category  Assets."  The  Investment
Category Fee Rate is then  calculated by applying a fund's  Investment  Category
Fee Schedule to the  Investment  Category  Assets and dividing the result by the
Investment Category Assets.  Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American  Century  family of funds (the
"Complex Assets"), and the Complex Fee Rate is calculated based on the resulting total. The Investment  Category Fee Rate and the Complex Fee Rate are then added to determine the  Management Fee Rate payable by a class of the fund to American
Century.  The rates for the  Complex  Assets and the  Category  Assets are shown below.

------------------------------------------------------
CATEGORY ASSETS                FEE RATE
------------------------------------------------------
First $1 billion               0.5200%
------------------------------------------------------
Next $5 billion                0.4600%
------------------------------------------------------
Next $15 billion               0.4160%
------------------------------------------------------
Next $25 billion               0.3690%
------------------------------------------------------
Next $50 billion               0.3420%
------------------------------------------------------
Next $150 billion              0.3390%
------------------------------------------------------
Thereafter                     0.3380%
------------------------------------------------------

------------------------------------------------------
                      INVESTOR AND C
                      CLASSES           ADVISOR CLASS
COMPLEX ASSETS        FEE RATE          FEE RATE
------------------------------------------------------
First $2.5 billion    0.3100%           0.0600%
------------------------------------------------------
Next $7.5 billion     0.3000%           0.0500%
------------------------------------------------------
Next $15 billion      0.2985%           0.0485%
------------------------------------------------------
Next $25 billion      0.2970%           0.0470%
------------------------------------------------------
Next $25 billion      0.2870%           0.0370%
------------------------------------------------------
Next $25 billion      0.2800%           0.0300%
------------------------------------------------------
Next $25 billion      0.2700%           0.0200%
------------------------------------------------------
Next $25 billion      0.2650%           0.0150%
------------------------------------------------------
Next $25 billion      0.2600%           0.0100%
------------------------------------------------------
Next $25 billion      0.2550%           0.0050%
------------------------------------------------------
Thereafter            0.2500%           0.0000%
------------------------------------------------------

KOPP TQM FUND

1.00% of its average daily net assets  attributable to each class of shares. The advisory fee is accrued daily and paid monthly.

AC NEW OPPORTUNITIES II FUND*

AC New  Opportunities II Fund does not use the same methodology to calculate its advisory fee as AC Equity Growth Fund. AC New  Opportunities  Fund II calculates its advisory fee according to the following schedule:

SHARE CLASS            PERCENTAGE OF STRATEGY ASSETS **
-----------            --------------------------------

INVESTOR, A AND C      1.50% of the first $250 million
                       1.25% of next $250 million
                       1.15% of next $250 million
                       1.10% over $750 million

*    The fees shown are the unified management fees paid by the fund to American
     Century,  which  includes  substantially  all of the costs of operating the fund. For more information about the unified  management fee, see "SUMMARY-
     Comparison  of  Investment  Objectives  and  Policies-  American  Century's
     Unified Fee Structure."

**   For an  additional  discussion  see  "INFORMATION  ABOUT  THE  TRANSACTION-
     Reasons for the Reorganization- Larger Fund CompleX."

KOPP EMERGING GROWTH FUND

1.00% of its average daily net assets  attributable to each class of shares. The advisory fee is accrued daily and paid monthly.

OTHER SERVICE PROVIDERS

     American Century Investment Services,  Inc., 4500 Main Street, Kansas City,
Missouri 64111, an affiliate of American  Century,  serves as the distributor to the American Century Funds.  Centennial  Lakes Capital,  LLC, 7701 France Avenue
South,  Suite 500,  Edina,  Minnesota  55435,  an affiliate of KIA serves as the distributor to the Kopp Funds.

     American Century  Services,  LLC, 4500 Main Street,  Kansas City,  Missouri
64111,  an affiliate of American  Century,  serves as the transfer  agent to the
American  Century  Funds.  U.S.  Bancorp Fund  Services,  LLC, 615 East Michigan
Street,  Milwaukee,  Wisconsin 53202, an affiliate of U.S. Bank, N.A., serves as the administrator to the Kopp Funds.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

     Rule 12b-1 of the 1940 Act permits  mutual  funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund  assets.  Class A and  Class C shares of AC New  Opportunities  II Fund and
Advisor  Class and Class C shares  of AC  Equity  Growth  Fund each have a 12b-1 plan.  The plans  provide  for the fund to pay annual fees of 0.25% for Class A,
1.00% for Class C and 0.50% for the Advisor Class to the distributor for certain ongoing shareholder and administrative  services and for distribution  services, including past distribution  services.  Under the Advisor Class Plan, the fund's
Advisor  Class pays the  distributor  an annual  fee of 0.50% of  Advisor  Class average net assets,  half for certain  ongoing  shareholder  and  administrative services  and  half  for  distribution  services,  including  past  distribution services.  The  distributor  pays all or a portion of such fees to the financial intermediaries  that make the classes available.  Because these fees are used to pay for services  that are not related to  prospective  sales of the fund,  each class will continue to make payments  under its plan even if it is closed to new investors.  Because  these  fees are paid out of a fund's  assets on an  ongoing basis,  over time these fees will increase the cost of your  investment  and may cost you more than paying  other  types of  charges.  The higher fee for Class C shares may cost you more over time than  paying  the  initial  sales  charge for
Class A shares.

     Certain financial  intermediaries  perform recordkeeping and administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's transfer agent. In some circumstances,  American Century will pay such service  providers a fee for performing those services.  Also,  American Century and the fund's distributor may make payments for various additional  services or other expenses out of their profits or other  available  sources.  Such payments may be made for one or more of the following:  (1) distribution services,  which include  expenses  incurred by  intermediaries  for their sales  activities with respect  to the  fund,  such  as  preparing,  printing  and  distributing  sales literature and advertising materials and compensating registered representatives or other employees of such financial  intermediary  for their sales  activities;
(2) shareholder  services,  such as providing  individual and custom  investment advisory  services to clients of the financial  intermediary;  and (3) marketing and promotional  services,  including  business planning  assistance,  educating personnel about the fund, and  sponsorship of sales meetings,  which may include covering  costs of  providing  speakers,  meals  and  other  entertainment.  The
distributor   may  sponsor   seminars  and   conferences   designed  to  educate
intermediaries  about  the fund  and may  cover  the  expenses  associated  with attendance  at  such  meetings,  including  travel  costs.  These  payments  and activities  are intended to provide an incentive to  intermediaries  to sell the fund by  ensuring  that  they are  educated  about  the  fund,  and to help such intermediaries defray costs associated with offering the fund. The amount of any payments  described  by this  paragraph  is  determined  by the  advisor  or the distributor,  and all such amounts are paid out of the  available  assets of the advisor  and  distributor,  and not by you or the fund.  As a result,  the total expense ratio of the fund will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

The Financial Highlights of the American Century Funds are included as Exhibit E to this Proxy  Statement/Prospectus.  Some of the  information is presented on a per-share basis.  Total returns represent the rate an investor would have earned
(or lost) on an investment in a fund, assuming reinvestment of any dividends and capital gains.

                               PORTFOLIO MANAGERS

     The following portfolio managers also may be responsible for the day-to-day management of other  accounts.  None of these accounts has an advisory fee based on the performance of the account.

AC EQUITY GROWTH FUND

WILLIAM MARTIN

Mr.  Martin,  Senior Vice  President and Senior  Portfolio  Manager,  has been a member of the team  since  June  1997.  He joined  American  Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of
Illinois. He is a CFA charterholder.

FEI ZOU

Mr. Zou, Vice President,  Senior Quantitative Analyst and Portfolio Manager, has
been a member of the team since he joined American  Century in September 2000 as a quantitative analyst. He became a senior quantitative analyst in February 2003 and then became a portfolio  manager in February 2004. He has a master's  degree in economics and a Ph.D. in finance, both from the University of Texas - Austin.

THOMAS P. VAIANA

Mr. Vaiana, Vice President and Portfolio Manager,  has been a member of the team since  August 2000.  He joined  American  Century in February  1997 and became a portfolio manager in August 2000. He has a bachelor's degree in business finance from California State University.

AC NEW OPPORTUNITIES II FUND

HAROLD S. BRADLEY

Mr. Bradley,  Chief  Investment  Officer - U.S. Growth Equity for small cap, mid cap and sector  portfolios,  has been a member of the team  since June 2003.  He joined American Century in 1988 and has managed the global equity,  futures, and foreign exchange trading  activities.  He has been a portfolio manager for other growth funds and has  supervised  research  and  development  efforts.  He has a bachelor of arts degree from Marquette University.

MATTHEW FERRETTI

Mr.  Ferretti,  Portfolio  Manager,  rejoined  the team in June 2006.  He joined
American  Century in July 2002 as an  investment  analyst  for the fund.  In May
2006,  he became a senior  investment  analyst  for the  Select  fund.  He has a bachelor's  degree  from the  University  of  Notre  Dame,  a JD from  Villanova
University and an MBA from the University of Texas. He is a CFA charterholder.

STAFFORD SOUTHWICK

Mr. Southwick,  Portfolio  Manager,  has been a member of the team since joining
American  Century in June 2001 as an investment  analyst.  He became a portfolio manager in April 2006. He has a bachelor's  degree in  accounting  from Southern
Utah  University  and an MBA from the  University of  Texas-Austin.  He is a CFA charterholder.

KOPP EMERGING GROWTH AND KOPP TQM FUND

LEROY C. KOPP AND SALLY A. ANDERSON

Mr.  Kopp  and  Ms.  Anderson  are  primarily  responsible  for  the  day-to-day management  of the Kopp Funds'  assets.  Mr. Kopp and Ms.  Anderson  have shared equally the duties of managing Kopp Emerging Growth Fund and Kopp TQM Fund since their inception in 1997 and 2005, respectively. Mr. Kopp founded KIA in 1990 and he currently serves as Chairman,  Chief Executive  Officer,  President and Chief
Investment  Officer.  Prior to founding  KIA,  Mr. Kopp spent 30 years with Dain
Bosworth Inc. ("Dain Bosworth"),  a financial services company, where he was the
Manager of the Edina,  Minnesota,  branch and a Senior Vice President.  Mr. Kopp graduated  with a bachelor's  degree with  distinction  from the  University  of
Minnesota in 1956. Ms. Anderson  joined KIA in 1991 and she currently  serves as
Executive Vice  President.  Before joining KIA, Ms. Anderson spent 26 years with
Dain  Bosworth,  where she was First Vice  President and  Assistant  Director of
Research of the Minneapolis, Minnesota branch.

                             PRINCIPAL RISK FACTORS

     Many of the  investment  risks  associated  with an  investment in the Kopp
Funds are  substantially  the same as those associated with an investment in the corresponding  American  Century Fund. A comparison  of the  principal  risks of investing in the American  Century Funds compared to the Kopp Funds is set forth above under the section entitled "SUMMARY-  Comparison of Investment  Objectives and  Policies-  Comparison of Risks".  See the  prospectuses  and  statements of additional  for the Kopp Funds and the American  Century Funds for more detailed discussions of the investment  risks  associated  with an investment in the both the Kopp Funds and  American  Century  Funds.  A copy of the  prospectus  of the
applicable    American    Century    Fund   is   included    with   this   Proxy
Statement/Prospectus.  There is no guarantee  that the  investment  objective of either the Kopp Funds or the American Century Funds will be achieved or that the value of a  shareholder's  investment  in either the Kopp Funds or the  American
Century Funds will not decrease.  An investment in the American Century Funds or the Kopp Funds is not a bank deposit, and it is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

PROPOSAL REGARDING APPROVAL OF SUBADVISORY AGREEMENT FOR KOPP EMERGING
GROWTH FUND

PURPOSE OF THE SUBADVISORY RELATIONSHIP

     The  purpose  for  appointing  American  Century  as a  subadvisor  to Kopp
Emerging  Growth Fund is to  facilitate  an orderly  transition of Kopp Emerging
Growth  Fund  and  AC  New   Opportunities  II  Fund  portfolios  prior  to  the
Reorganization.  It is proposed that  American  Century serve as a subadvisor to
Kopp Emerging Growth Fund during the period from the shareholder approval of the
Emerging Growth  Reorganization to the Closing Date (the "Subadvisory  Period").
During the Subadvisory Period, American Century and KIA will cooperate to manage the portfolio in preparation for the Reorganization.

     KIA believes that it is in the best interests of Kopp Emerging  Growth Fund
and  American   Century  believes  it  is  in  the  best  interests  of  AC  New
Opportunities  II Fund to  transition  the portfolio in this manner prior to the
Reorganization.

     In order to effect an orderly  transition it is  anticipated  that KIA will undertake the sale of all or  substantially  all of Kopp Emerging  Growth Fund's portfolio  during the Subadvisory  Period.  American  Century will work with KIA during that time to reinvest the sale proceeds in securities consistent with the investment  objectives  and  policies  of AC New  Opportunities  II Fund.  It is anticipated  that  all or  substantially  all of  Kopp  Emerging  Growth  Fund's portfolio will be reinvested in securities selected by American Century prior to the Closing Date.

     For Kopp  Emerging  Growth Fund,  this  arrangement  will allow KIA to sell securities  with a  smoother  transition  and less  market  impact  than if such securities  were sold  immediately  following  the  Reorganization  by  American
Century.  This  transition  will also avoid the loss of market exposure (or cash drag) to Kopp Emerging Growth Fund shareholders that would be experienced if KIA were to sell such securities and deliver cash to American Century at Closing.

     Given the relative size of the portfolios (Kopp Emerging Growth Fund at $__
million  and AC New  Opportunities  II Fund at $__  million  in net assets as of
September 30, 2006),  American  Century and KIA determined that it is not in the best interests of the existing AC New  Opportunities  II shareholders to receive cash or Kopp Emerging  Growth Fund securities in the  Reorganization  due to the cash drag and/or  disruption in portfolio  construction  that would result to AC
New Opportunities II.

     American Century  currently serves as the adviser for AC New  Opportunities
II Fund.  The  approval of the  Subadvisory  Agreement  and the  appointment  of
American   Century  as  subadvisor   are   conditions  to  the  closing  of  the
Reorganizations.  Shareholders  of the  Kopp TQM  Fund  are not  being  asked to approve  American  Century  as a  subadvisor  to Kopp  TQM  Fund  because  it is anticipated  that there will be  substantially  less  rebalancing  required as a result of the TQM Reorganization.

EFFECTS OF PORTFOLIO TRANSITION

     The anticipated  purchase and sale of securities as a part of the portfolio transition  may result in increased  transaction  costs to Kopp Emerging  Growth
Fund over the costs that  might be  incurred  if such  transition  was  effected immediately following the Emerging Growth  Reorganization.  However, these costs may be offset by a decrease in the market  impact of such sales on the  emerging growth securities in which Kopp Emerging Growth Fund invests.

     The sale of portfolio  securities may result in the  realization of capital gains by Kopp Emerging  Growth Fund.  Given the significant  unutilized  capital losses  retained by Kopp Emerging  Growth Fund, it is not  anticipated  that the realization  of any such gains will result in a  distribution  to  shareholders.
However, if such portfolio  securities  appreciate  significantly prior to their sale, it is possible that capital  gains could be  distributed  to Kopp Emerging
Growth  Fund  shareholders  prior to the  Closing  Date.  For  more  information regarding the capital gains of Kopp Emerging  Growth Fund,  see "Federal  Income
Tax Consequences of the Reorganizations."

MATERIAL PROVISIONS OF THE SUBADVISORY AGREEMENT

     ADVISORY SERVICES

     Under the proposed  Subadvisory  Agreement,  American Century will have the authority  to manage  the assets of Kopp  Emerging  Growth  Fund  subject to the supervision of KIA and the Kopp Board.  As previously  noted, it is contemplated that American  Century will be investing the assets of Kopp Emerging Growth Fund in securities  that are compatible  with those held by AC New  Opportunities  II
Fund. Under the Subadvisory  Agreement,  American Century will also be permitted to place trade orders on behalf of Kopp Emerging Growth Fund with broker-dealers selected by American Century.

     TERM OF SUBADVISORY AGREEMENT

     The  proposed  Subadvisory  Agreement  for Kopp  Emerging  Growth Fund will commence  upon  shareholder  approval  of the  Subadvisory  Agreement,  which is anticipated  to be January 12, 2007.  The  Subadvisory  Agreement will terminate upon the  reorganization  of Kopp Emerging Growth Fund into AC New Opportunities
II Fund.  The  Subadvisory  Agreement  provides that it may be terminated at any time without  penalty upon 60 days' written notice by American  Century,  KIA, a vote of the Kopp Board or by vote of a majority of Kopp  Emerging  Growth Fund's
outstanding   voting   securities.    The   Subadvisory   Agreement   terminates
automatically in the event of its assignment or in the event that the investment advisory agreement between KIA and Kopp Emerging Growth Fund is terminated.

     LIMITATION OF LIABILITY

     The  Subadvisory  Agreement  provides  that,  in  the  absence  of  willful
misfeasance,   bad  faith,  gross  negligence,  or  reckless  disregard  of  its obligations or duties, American Century shall not be subject to any liability to
KIA, Kopp Emerging  Growth Fund or to any  shareholder  of Kopp Emerging  Growth
Fund for any act or  omission  in the course of, or  connected  with,  rendering services under the Subadvisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

     FEES AND EXPENSES

     American  Century  will not receive any  compensation  for the  services it
performs  under  the  Subadvisory  Agreement.   American  Century  will  not  be
responsible for any out-of-pocket  expenses associated with its services such as brokerage commissions,  taxes, interest, or fees paid to other service providers to Kopp Emerging Growth Fund.

KOPP BOARD CONSIDERATIONS IN APPROVING SUBADVISORY AGREEMENT

     At a  meeting  held on August  30,  2006,  the Kopp  Board,  including  the
Independent  Trustees,  approved  a  subadvisory  arrangement  between  American
Century and KIA.

     As discussed in more detail below,  the Kopp Board  believes that the scope and quality of services  to be provided to Kopp  Emerging  Growth Fund under the
Subadvisory Agreement will be appropriate.

BACKGROUND

     The Kopp Board met on August 30, 2006 to consider  the  information  and to receive a  presentation  from  executives of American  Century.  At the meeting, after  considering  all  information  presented,  the Kopp Board,  including the
Independent  Trustees,  approved the  subadvisory  arrangement and determined to recommend that shareholders approve the Subadvisory Agreement.

     In  connection  with  its  review,  the  Kopp  Board  obtained  information regarding  the  management  of  American  Century  and the  history of  American
Century's  business and  operations.  The Kopp Board also  received  information regarding the terms of the Reorganizations,  including the terms of the Emerging
Growth Reorganization.

     No single  factor was  determinative  in the Kopp  Board's  analysis.  This summary describes the most important,  but not all, of the factors considered by the Kopp Board.

1.   NATURE, EXTENT AND QUALITY OF SERVICES

     AMERICAN  CENTURY,  ITS  PERSONNEL  AND  ITS  RESOURCES.   The  Kopp  Board
considered the depth and quality of the American Century's investment management process, including its investment methodology and the experience, capability and integrity of its management and other personnel.

     SERVICES  TO BE  PROVIDED.  The Kopp Board  considered  the  services to be provided  by  American  Century  under the  subadvisory  arrangement,  including placing  purchase  and sale  orders  on  behalf of Kopp  Emerging  Growth  Fund, maintaining  books and records with respect to the  securities  transactions  of
Kopp Emerging Growth Fund,  furnishing periodic,  regular and special reports to the Kopp Board with respect to Kopp Emerging Growth Fund and American  Century's
services  and  acting  in  conformity  with   applicable   securities  laws  and
regulations.  The Kopp Board also  considered  that  American  Century was being proposed as a  subadvisor  for the primary  purpose of  aligning  the  portfolio holdings  of Kopp  Emerging  Growth  Fund with AC New  Opportunities  II Fund in anticipation of the Emerging Growth Reorganization.

     INVESTMENT   PERFORMANCE.   The  Kopp  Board   considered   the  investment
performance of AC New Opportunities II Fund.

2.   ADVISORY FEES AND TOTAL EXPENSES

     In considering the subadvisory arrangement, the Kopp Board noted that there would  be no  compensation  paid  to  American  Century  under  the  Subadvisory
Agreement and that the net expense ratios of Kopp Emerging Growth Fund would not be affected as a result of American Century's appointment as a subadvisor.

3.   COSTS AND PROFITABILITY

     The Kopp Board did not request any specific information regarding the costs of services to be provided to the Kopp Funds  because  American  Century had not previously  served as a subadvisor to the Kopp Funds,  and American Century will not be compensated for its services under the Subadvisory Agreement.  Therefore, this particular factor was not relevant to the Kopp Board's consideration of the
Subadvisory Agreement.

4.   ECONOMIES OF SCALE

     Given the  limited  scope of the  subadvisory  arrangement,  the Kopp Board considered  and  concluded  that the assets of the Kopp Funds were not likely to increase  in the  foreseeable  future  to such an  extent  that  there  would be meaningful economies of scale realized in the management of the Kopp Funds.

5.   BENEFITS TO AMERICAN CENTURY

     The Kopp Board considered  information  presented regarding any benefits to
American Century or its affiliates from serving as subadvisor to the Kopp Funds.
The Kopp Board noted that  American  Century does not intend to  participate  in soft-dollar  arrangements  with regard to the Kopp Funds'  brokerage.  The Board concluded,  however, that American Century's services to the Kopp Funds prior to the closing of the  Reorganizations may enhance the prospects of asset retention following the Reorganizations.

6.   CONCLUSIONS

     Based on its review,  including  the  consideration  of each of the factors referred to above, the Kopp Board concluded that the subadvisory arrangement was fair and  reasonable  to Kopp  Emerging  Growth  Fund and that  approval  of the
Subadvisory  Agreement was in the best  interests of Kopp Emerging  Growth Fund.
The Kopp Board therefore also determined to recommend that shareholders  approve the Subadvisory Agreement.

ADDITIONAL INFORMATION REGARDING KIA AND AMERICAN CENTURY

     KIA and Centennial Lakes Capital, LLC ("CLC"), the principal distributor of the Kopp Funds,  are  wholly-owned  subsidiaries of Kopp Holding  Company,  LLC, which is a wholly-owned  subsidiary of Kopp Holding  Company.  Mr. LeRoy C. Kopp controls Kopp Holding Company.  The principal business address of KIA, CLC, Kopp
Holding Company and Kopp Holding Company, LLC is 7701 France Avenue South, Suite
500, Edina, Minnesota 55435.

     Mr. LeRoy C. Kopp is a director,  Chairman,  President and Chief  Executive
Officer of Kopp Funds, Inc. and is the Chairman, Sole Governor,  Chief Executive
Officer,  President and Chief  Investment  Officer of KIA. Mr. John P. Flakne is
the Chief Financial Officer,  Treasurer and Secretary of Kopp Funds, Inc. and is
the Executive Vice President,  Chief Financial Officer and Secretary of KIA. Ms.
Pamela M. Krill is the Chief Compliance Officer of Kopp Funds, Inc. and KIA.

     KIA currently  serves as the investment  adviser to the Kopp Funds pursuant to an  investment  advisory  contract  dated as of October 1, 1997,  as amended, supplemented  and modified from time to time,  and approved most recently by the
Kopp Board and by a majority  of the Kopp  Independent  Directors  on August 30,
2006. The investment  advisory contract was approved by the initial  shareholder of Kopp Emerging Growth Fund on September 8, 1997. For providing  services under the  investment  advisory  agreement  KIA  receives  a fee equal to 1.00% of its average daily net assets  attributable to each class of shares. The advisory fee is accrued daily and paid monthly. For the fiscal year ended September 30, 2005,
KIA  received  management  fees  from the Kopp  Emerging  Growth  Fund  totaling
$2,988,934,  $234,095, and $754,333 for Class A, C, and I shares,  respectively.
For the fiscal year ended September 30, 2005, KIA received  management fees from
Kopp TQM Fund  totaling  $25,353,  $1,012,  and  $112,895  for  Class A, C and I
shares, respectively.

     For the fiscal year ended  September  30, 2005,  CLC received the following compensation from the Kopp Funds: (i) net underwriting discounts and commissions totaling $32, 705, (ii)  compensation on redemptions  and  repurchases  totaling
$31, 728 and (iii) other  compensation  relating to payments made under the Kopp
Funds' Rule 12b-1 Plan  totaling  $136,335.  CLC did not  receive any  brokerage commissions from the Kopp Funds during the fiscal year ended September 30, 2005.

     Mr.  LeRoy C.  Kopp,  a  director  of the Kopp  Funds  and the  controlling shareholder  with a 100% equity interest in Kopp Holding  Company,  the ultimate parent entity of KIA, has a material interest in the sale of assets contemplated by the Transaction Agreement.  Pursuant to the Transaction  Agreement,  KIA will receive  from  American  Century a lump sum payment on the  closing  date of the
Reorganizations  based upon the net assets of the Kopp Funds.  See  "INFORMATION
ABOUT THE  TRANSACTION -  TRANSACTION  AGREEMENT BY AND AMONG  AMERICAN  CENTURY
INVESTMENT  MANAGEMENT,  INC.,  KOPP INVESTMENT  ADVISORS,  LLC AND KOPP HOLDING
COMPANY."

     Listed  below  is  the  name,  address  and  principal  occupations  of the principal executive officer and sole governor of KIA.

NAME                                 TITLE                              PRINCIPAL OCCUPATION(S)
----                                 -----                              -----------------------

LeRoy C. Kopp, 7701 France Avenue    Chairman, Sole Governor, Chief     Chairman, Sole Governor, Chief
South, Suite 500, Edina, Minnesota   Executive Officer, President and   Executive Officer, President and
55435                                Chief Investment Officer           Chief Investment Officer of KIA
                                                                        since 1990; Director, Chairman,
                                                                        President and Chief Executive
                                                                        Officer of Kopp Funds, Inc. since
                                                                        December 2005 and formerly a
                                                                        Director, Chairman, President and
                                                                        Chief Executive Officer of Kopp
                                                                        Funds, Inc. from September 1997 to
                                                                        May 2004; Sole Governor of
                                                                        Centennial Lakes Capital, LLC;
                                                                        Chairman, Sole Governor/Sole
                                                                        Director, Chief Executive Officer
                                                                        and President of Kopp Holding
                                                                        Company and Kopp Holding Company, LLC

American Century

     American  Century  manages  approximately  $100  billion  in total  assets, including $4 billion in separately  managed and  institutional  portfolios,  and approximately  $94 billion in mutual  funds as of September  21, 2006.  American
Century is registered as an investment adviser under the Investment Advisers Act of 1940. The address of the Advisor is 4500 Main Street,  Kansas City,  Missouri
64111

     Listed  below  are  the  name,  address  and  principal  occupation  of the principal executive officer and each Director of American Century.

------------------------------ ----------------------- -------------------------
NAME                           TITLE                   PRINCIPAL OCCUPATION(S)
------------------------------ ----------------------- -------------------------
WILLIAM M. LYONS,              Chief Executive         Chief Executive Officer,
4500 Main Street, Kansas       Officer, President,        AMERICAN CENTURY
City, MO 64111                 Director                   COMPANIES (ACC)
                                                          (September 2000 to
                                                          present); President,
                                                          ACC (June 1997 to
                                                          present). Also serves
                                                          as: Chief Executive
                                                          Officer and President,
                                                          AMERICAN CENTURY
                                                          GLOBAL INVESTMENT
                                                          MANAGEMENT, INC.
                                                          (ACGIM), AMERICAN
                                                          CENTURY INVESTMENT
                                                          SERVICES, INC, (ACIS)
                                                          and other ACC
                                                          subsidiaries;
                                                          Executive Vice
                                                          President, ACS;
                                                          Director, ACC, ACGIM,
                                                          AMERICAN CENTURY
                                                          SERVICES, LLC (ACS),
                                                          ACIS and other ACC
                                                          subsidiaries
------------------------------ ----------------------- -------------------------
JAMES E. STOWERS, JR., 4500    Director                Director, ACGIM, ACS,
Main Street, Kansas City, MO                              ACIS and other ACC
64111                                                     subsidiaries
------------------------------ ----------------------- -------------------------
JAMES E. STOWERS III, 4500     Chairman, Director      Chairman, ACC (January
Main Street, Kansas City, MO                              2005 to present);
64111                                                     Co-Chairman, ACC
                                                          (September 2000 to
                                                          December 2004);
                                                          Chairman, ACS and
                                                          other ACC
                                                          subsidiaries;
                                                          Director, ACC, ACGIM,
                                                          ACS, ACIS and other
                                                          ACC subsidiaries
------------------------------ ----------------------- -------------------------

THE BOARD OF DIRECTORS OF KOPP FUNDS RECOMMENDS THAT YOU VOTE "FOR" THE APPROVAL
OF THE SUBADVISORY AGREEMENT

                        INFORMATION ABOUT THE TRANSACTION

TERMS OF THE PLANS OF REORGANIZATION

     Set forth  below is a summary  of  certain  material  terms of the Plans of
Reorganization ("Plans"). This summary is qualified in its entirety by the terms and provisions of the form of Plan of  Reorganization  which is attached to this
Proxy Statement/Prospectus as Exhibit A.

     The  Plans  provide  that  all of the  assets  of each  Kopp  Fund  will be transferred to the  corresponding  American  Century Fund at 4:00 p.m.,  Eastern
Time, on the Closing Date of the Reorganizations  (which is expected to be on or about  February 23, 2007).  In exchange for the transfer of these  assets,  each
American Century Fund will simultaneously  issue a number of full and fractional shares to the corresponding  Kopp Fund equal in value to the aggregate net asset
value  of  the   corresponding   Kopp  Fund   calculated  at  the  time  of  the
Reorganizations.

     When  calculating the value of the assets of the Kopp Funds for purposes of each Reorganization, the net asset value of each Kopp Fund will be determined in accordance  with the American  Century Fund's  valuation  procedures.  While the valuation  procedures used by the American  Century Funds are comparable in most respects  to those used by the Kopp Funds,  differences  in the  procedures  may result in individual  securities held by the Kopp Funds having a different value at the  Reorganization  than the value  used prior to the  Reorganization.  As a result,  the dollar  value of your  investment  may be slightly  higher or lower after the Reorganization than it was before. The amount of any such variation is not  anticipated  to be material and will result solely from the  differences in valuation  methods used by the Funds,  not any change in the intrinsic  value of your investment.

     Following  the transfer of assets in exchange for the  respective  American
Century  Fund  shares,  each  corresponding  Kopp Fund will  distribute  all the
American  Century  Funds'  shares  pro rata to its  shareholders  of  record  in complete  liquidation of such Kopp Fund.  Shareholders  of each Kopp Fund owning shares at the time of the Reorganization will receive the same percentage of the aggregate  number  of  corresponding  American  Century  shares  issued  as such shareholder  owned in the  Kopp  Fund at the  time of the  Reorganization.  Such distribution  will be accomplished by the establishment of accounts in the names of each Kopp Fund shareholder on the share records of the corresponding American
Century Fund's transfer agent. Each account will receive the respective pro rata number  of  full  and  fractional  American  Century  Fund  shares  due  to  the shareholder  of the  corresponding  Kopp  Fund.  The  Kopp  Funds  will  then be terminated.  The  American  Century  Funds do not issue  share  certificates  to shareholders.  American Century Fund shares to be issued will have no preemptive or conversion  rights.  No sales charge will be imposed in  connection  with the receipt of such shares by the Kopp Funds' shareholders.

     The Plans contain  customary  representations,  warranties and  conditions.
Each Plan provides that the consummation of the  Reorganization  with respect to each Kopp Fund and the corresponding  American Century Fund is conditioned upon, among other things:  (i) approval of the  Reorganization  by the applicable Kopp
Fund's  shareholders;  and (ii) the  receipt by the Kopp Funds and the  American
Century  Funds of a tax opinion to the effect that the  Reorganizations  will be tax-free to the Kopp Funds and their respective  shareholders,  and the American
Century  Funds.  Any Plan may be terminated  if, before the Closing Date, any of the required  conditions have not been met, the  representations  and warranties are not true (and have not been cured within 30 days), or the Board of Directors of the Kopp Funds or American Century Funds, as the case may be, determines that the  Reorganization  is not in the best interest of the  shareholders  of a Kopp
Fund  or  the   corresponding   American   Century   Fund,   respectively.   The
Reorganizations are not anticipated to result in dilution of the net asset value of the Kopp Funds or the American  Century  Funds  immediately  following  their consummation.

COSTS OF REORGANIZATION

     The  expenses  of each  Reorganization  will  be  paid by KIA and  American
Century.  Reorganization  expenses  include,  without  limitation:  (a) expenses associated with the  preparation and filing of this Proxy  Statement/Prospectus;
(b) postage; (c) printing;  (d) accounting fees; (e) legal fees incurred by each
fund;  (f)  solicitation   costs;  and  (g)  other  related   administrative  or
operational  costs.  Any  registration  or  licensing  fee  will be borne by the
American Century Fund incurring such fee. Any brokerage charges  associated with
the  disposition  of  portfolio   securities  by  a  Kopp  Fund,  prior  to  the
Reorganization, will be borne by the Kopp Fund.

     In connection with the Reorganizations, Kopp Fund shareholders will receive the class of corresponding shares set forth in the chart below:

---------------------------------   -----------------------------------
KOPP FUNDS                          AMERICAN CENTURY FUNDS-
                                    CORRESPONDING SHARES
---------------------------------   -----------------------------------
Kopp TQM Fund                       AC Equity Growth Fund
Class A shares----------------->>   Advisor Class shares
Class C shares----------------->>   Class C shares
Class I shares----------------->>   Investor Class shares
---------------------------------   -----------------------------------
Kopp Emerging Growth Fund           AC New Opportunities II Fund
Class A shares----------------->>   Class A shares
Class C shares----------------->>   Class C shares
Class I shares----------------->>   Investor Class shares
---------------------------------   -----------------------------------

Shares of the American  Century Funds to be issued to  shareholders  of the Kopp
Funds  under  the  Plans  will be fully  paid and  non-assessable  when  issued, transferable without restriction and will have no subscription rights. Reference is hereby  made to the  Prospectuses  of the  American  Century  Funds  provided herewith for additional information about shares of the American Century Funds.

REASONS FOR THE REORGANIZATIONS

     In  determining  whether to approve the  Reorganizations  and to  recommend approval of the  Reorganizations  to  shareholders  of the Kopp Funds,  the Kopp
Board made  inquiries  into all  matters  deemed  relevant  and  considered  the following, among other things:

     o    The reputation, financial strength and resources of American Century;

     o    The  capabilities,  practices  and  resources  of  American  Century's management  and the other  service  providers to the American  Century family of funds;

     o    The  viability  of the Kopp  Funds  absent  approval  of the  proposed
          Reorganizations;

     o    The broader product array of the American Century family of funds, and the expanded  range of investment  options and exchange  opportunities available to shareholders;

     o    The shareholder services offered by American Century;

     o    The relative  compatibility  of  investment  objectives  and principal investment  policies of the American  Century  Funds with those of the
          Kopp Funds;

     o    The federal income tax treatment of the Reorganizations;

     o    The anticipated effect of the Reorganizations on expense ratios;

     o    The investment management experience of American Century; and

     o    The  undertaking by KIA and American  Century to share equally all the costs and  expenses of  preparing,  printing,  and mailing  this Proxy
          Statement/Prospectus and solicitation expenses of the Reorganizations.

     Some of these  factors,  which  served as the  basis  for the Kopp  Board's determination  to approve the  Reorganizations,  are discussed in greater detail below.

BROADER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS

     Investors in the American  Century  Funds enjoy a wide array of  investment options and strategies. Currently, the American Century family of funds has more than 100 publicly-offered  funds (26 of which are load funds),  including equity funds,  international  funds, asset allocation funds,  tax-free funds and income funds.  This broad range of  investment  options  will permit an investor in the
American Century Funds to diversify his or her investments and to participate in investment styles not currently offered by KIA. Generally, shareholders may make exchanges of the same class of shares  between  American  Century  Funds without additional  charge.  Thus,  if  the  Reorganizations  are  approved,  Kopp  Fund shareholders will have increased  investment options and greater  flexibility to change investments through exchanges. Such exchanges generally are taxable.

AMERICAN CENTURY SHAREHOLDER SERVICE CAPABILITIES

     American Century has approximately $100 billion in assets under management.
In addition,  the scale and financial  resources of American Century allow it to provide,  relative  to KIA,  increased  sales and service  capabilities  to fund shareholders  and their  financial  intermediaries.  Investors  in the  American
Century  Funds  have  access  to  a  telephone   service   operation  (for  both
shareholders  and  their  financial  intermediaries),   automated  services  and
internet services. Further, American Century provides three investor centers and access to other financial products and services. These shareholder services will be available to Kopp Fund shareholders if the Reorganizations are approved.

LARGER FUND COMPLEX

     Kopp Fund  shareholders  have the potential to benefit from being part of a larger group of funds with greater assets,  thereby reducing certain fixed costs
(such as  legal,  compliance  and  board  of  directors/trustee  expenses)  as a percentage  of fund  assets.  In addition,  as a result of the  Reorganizations, certain  funds may benefit as a result of increased  assets and the potential to grow  assets in the funds more  quickly,  which may result in  reaching  certain breakpoints in American  Century's fee schedules  sooner than may otherwise have been possible. In addition,  American Century may aggregate certain other assets under  management  in a  particular  investment  category  or  strategy  towards achieving  fund fee  breakpoints.  This  also may allow  fee  breakpoints  to be reached sooner, potentially resulting in lower fees for shareholders.

PORTFOLIO MANAGEMENT

     American Century has greater depth in its investment  management  personnel than KIA.

COMPATIBLE INVESTMENT OBJECTIVES AND POLICIES

     As  discussed in the section  entitled  "SUMMARY-Comparison  of  Investment
Objectives and Policies," each American Century Fund and the corresponding  Kopp
Fund have investment objectives and policies that are similar.

COMPARATIVE PERFORMANCE

     The Kopp Board  considered the performance of the Kopp Funds in relation to the  performance of the  corresponding  American  Century Funds.  As of July 31,
2006,  the  average  annual  performance  of Kopp  Funds  in  relation  to their respective acquiring American Century Funds was as follows:

---------------------------------------------- ------------ ------------ -----------------
                     FUND                        ONE-YEAR    FIVE-YEAR    SINCE INCEPTION
---------------------------------------------- ------------ ------------ -----------------
Kopp TQM Fund - Class A shares                    1.71%         N/A       8.62% (9/30/04)
---------------------------------------------- ------------ ------------ -----------------
AC Equity Growth Fund - Advisor Class shares      4.26%        4.28%      4.72% (10/9/97)
---------------------------------------------- ------------ ------------ -----------------
Kopp TQM Fund - Class C shares                    1.71%         N/A       8.62% (9/30/04)
---------------------------------------------- ------------ ------------ -----------------
AC Equity Growth Fund - Class C shares            3.51%        3.52%      3.47% (7/18/01)
---------------------------------------------- ------------ ------------ -----------------
Kopp TQM Fund - Class I shares                    1.71%        1.23%      5.98% (9/30/94)
---------------------------------------------- ------------ ------------ -----------------
AC Equity Growth Fund - Investor Class shares     4.52%        4.15%      10.97% (5/9/91)
---------------------------------------------- ------------ ------------ -----------------

---------------------------------------------- ------------ ------------ -----------------
Kopp Emerging Growth Fund - Class A shares       (9.98)%      (7.59)%    (1.44)% (10/1/97)
---------------------------------------------- ------------ ------------ -----------------
AC New Opportunities II Fund -Class A shares      7.64%         N/A       19.14% (1/31/03)
---------------------------------------------- ------------ ------------ -----------------
Kopp Emerging Growth Fund - Class C shares       (10.64)%     (8.21)%     0.48% (10/1/97)
---------------------------------------------- ------------ ------------ -----------------
AC New Opportunities II Fund -Class C shares      6.79%         N/A       18.38% (1/31/03)
---------------------------------------------- ------------ ------------ -----------------
Kopp Emerging Growth Fund - Class I shares       (9.67)%      (7.25)%    (1.06)% (10/1/97)
---------------------------------------------- ------------ ------------ -----------------
AC New Opportunities II Fund - Investor Class     7.97%        9.39%       8.78% (6/1/01)
shares
---------------------------------------------- ------------ ------------ -----------------

OPERATING EXPENSES

     The Kopp Board  considered the operating  expenses the Kopp Funds incur and the  unified  fee  American  Century  utilizes.  American  Century  utilizes  an
all-inclusive  fee  for  mutual  fund  investment   management  and  shareholder
servicing expenses. The Kopp Board noted that under the unified fee, the fees of the  American  Century  Funds  after the  Reorganizations  may not be  increased without  shareholder  approval.  As a result,  any  increase  in costs after the
Reorganizations,  other than those  limited  expenses not covered by the unified fee, will be borne by American Century unless shareholders approve the increase.
The Kopp Board noted that,  as a percentage  of net assets,  the pro forma total annual operating  expenses of the acquiring  American Century Funds after giving effect to fee waivers,  except as noted below, are expected to be lower than the current total annual operating expenses of the corresponding Kopp Funds.

The Kopp Board noted that the pro forma total annual  operating  expenses of the
Class C and Investor Class shares of AC New  Opportunities  II Fund are slightly higher  than  the  Class C and  Class I shares  of Kopp  Emerging  Growth  Fund.
However,  the Kopp Board noted that future asset growth in AC New  Opportunities
II Fund may cause the Fund to reach  breakpoints  in its fee schedule that would result in lower expenses to shareholders of AC New Opportunities II Fund.

The Kopp Board also noted that while total  annual  operating  expenses  for the
Class C shares of Kopp TQM Fund are substantially higher than the Class C shares of AC Equity  Growth Fund before  giving effect to the voluntary fee and expense waivers  currently in place,  the Class C shares of Kopp TQM Fund are lower than the total annual  operating  expenses of the Class C shares of AC Equity  Growth
Fund after giving effect to such waivers.  The Kopp Board noted that the waivers in place for Kopp TQM Fund were  voluntary and could change at any time and that future asset growth could result in lower expenses for shareholders of AC Equity
Growth Fund.

TAX-FREE REORGANIZATION

     The Kopp Board also  considered the  expectation  that the  Reorganizations will be treated as  "tax-free"  for federal  income tax  purposes.  Prior to the
Reorganizations, if a Kopp Fund shareholder were to redeem its investment in the
Kopp Funds and invest the proceeds in another fund or other investment  product, such  shareholder  generally would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, it is intended that, as a result of the Reorganizations: (i) Kopp Fund shareholders will not recognize a taxable  gain or loss on the  exchange of their Kopp Funds  shares for shares of the corresponding Acquiring Fund; (ii) Kopp Fund shareholders will have the same aggregate  tax cost  basis in the  American  Century  Fund  shares  received  in connection  with the  Reorganizations  as in their Kopp Fund  shares;  and (iii)
assuming  that Kopp Fund shares are held as a capital asset on the Closing Date, the holding period for American  Century Fund shares will include the period for which such shareholder held its Kopp Fund shares.

EXPENSES OF THE REORGANIZATIONS

     American Century and KIA, or one or more of their affiliates, will bear the cost of the Reorganizations,  including proxy solicitation and tabulation costs.
Therefore,  neither the Kopp Funds nor American  Century  Funds will bear any of these expenses.

RECOMMENDATION IN FAVOR OF APPROVAL OF THE PLAN OF REORGANIZATION

     Based  on the  foregoing,  together  with  other  factors  and  information considered to be relevant,  and recognizing  that there can be no assurance that any operating  efficiencies or other benefits will in fact be realized, the Kopp
Board concluded that the  Reorganizations  present no significant risks or costs
(including legal,  accounting and administrative  costs) that would outweigh the benefits to shareholders discussed above.

     In approving the Reorganizations, the Kopp Board, including all of the Kopp
Independent  Directors,  determined  that  each  Reorganization  is in the  best interests of the respective  Kopp Fund and its  shareholders.  In addition,  the
Kopp Board,  including all of the Kopp  Independent  Directors,  also determined that the interests of the shareholders of each Kopp Fund would not be diluted as
a  result  of  effecting  the  respective   Reorganization   because  each  such
shareholder will receive corresponding shares of an American Century Fund having an aggregate  net asset value equal to the  aggregate  net asset value of his or her shares of the  respective  Kopp Fund  outstanding  as  determined  under the
American  Century Fund's policies at the Closing.  Consequently,  the Kopp Board approved the Plans and directed that the Plans be submitted to the  shareholders of each respective Kopp Fund for approval.

     THE KOPP BOARD  UNANIMOUSLY  RECOMMENDS THAT THE  SHAREHOLDERS OF EACH KOPP
FUND  APPROVE THE  CORRESPONDING  PLAN OF  REORGANIZATION.  CONSUMMATION  OF THE
REORGANIZATIONS  WITH RESPECT TO EACH KOPP FUND IS CONTINGENT  UPON THE APPROVAL
OF THE PLAN OF REORGANIZATION BY THE OTHER KOPP FUND.

     The Board of  Directors  of each of the  relevant  American  Century  Funds unanimously approved the Plans on behalf of the American Century Funds.

     TRANSACTION AGREEMENT BY AND AMONG AMERICAN CENTURY INVESTMENT  MANAGEMENT,
INC., KOPP INVESTMENT ADVISORS, LLC AND KOPP HOLDING COMPANY

     American Century,  KIA and Kopp Holding Company, the ultimate owner of KIA, have entered into a definitive agreement (the "Transaction Agreement") primarily regarding  the sale by KIA to  American  Century of certain  assets  relating to
KIA's  business of  providing  investment  advisory  and  investment  management services to the Kopp Funds and KIA's  cooperation in the  reorganization  of the
Kopp  Funds.  Pursuant  to the  Transaction  Agreement,  KIA will  receive  from
American  Century a lump sum payment on the closing date of the  Reorganizations based upon the net assets of the Kopp  Funds.  Consummation  of the  Transaction
Agreement is dependent  upon the  satisfaction  or waiver of certain  conditions including,  among other  things,  shareholders  of the Kopp Funds  approving the
Reorganizations  and the Subadvisory  Agreement,  and the combined net assets of the Kopp Funds  being not less than $150  million on the  Closing  Date.  If the
Reorganizations  are not  consummated  due to a condition not being satisfied or waived,  the Kopp Funds may realize  additional costs if KIA determines it to be in the best  interests of the Kopp Funds to realign its  portfolios or liquidate securities acquired during the Subadvisory Period.

     Mr. LeRoy C. Kopp, the founder and chief  executive of KIA, has significant personal  assets in the Kopp  Funds.  For  additional  information  see  "VOTING
INFORMATION-  Security  Ownership of Certain Beneficial Owners and Management of
the  Funds."  As a part of the  Transaction  Agreement,  Mr.  Kopp has agreed to maintain those assets in the American  Century Funds for not less than two years following the Reorganizations.

     As a part of the Transaction Agreement,  American Century acknowledges that
KIA intends that the Reorganizations  shall satisfy the applicable  requirements of Section 15(f) of the 1940 Act. Accordingly, American Century has agreed that, for the minimum  time  periods  specified in Section  15(f),  American  Century, subject  to  compliance  with  its  fiduciary  duties,  shall  use  commercially reasonable  efforts to, and shall use commercially  reasonable  efforts to cause the directors of the American Century Funds to, take (or refrain from taking, as the case may be) such  actions as are  necessary  to ensure  that:  (i) at least seventy-five  percent (75%) of the directors of the American Century Funds shall not be  "interested  persons"  (as that  term is  defined  in the  1940  Act) of
American  Century,  KIA or any  "interested  person"  thereof;  (ii) no  "unfair burden" (as that term is defined in Section  15(f)(2)(B)  of the 1920 Act) shall be imposed as a result of the Reorganizations; (iii) no "unfair burden" (as that term is defined in  Section  15(f)(2)(B)  of the 1940 Act) shall be imposed as a result of the Reorganizations;  and (iv) each vacancy among the directors of the
American  Century  Funds  shall be filled by a person who is not an  "interested person"  of  American  Century  or KIA shall be filled by a person  who has been selected  and  proposed  for  election  by a majority  of the  directors  of the
American Century Funds who are not such interested persons. American Century may elect,  in lieu of the covenants set forth in the preceding  sentence,  to apply for and obtain an  exemptive  order under  Section 6(c) of the 1940 Act from the provisions  of  Section  15(f)(1)(A)  of the 1940  Act,  in form  and  substance reasonably acceptable to the KIA.

BENEFITS TO AMERICAN CENTURY

     The   Reorganizations   will  increase  American   Century's  assets  under
management and result in increased management fee revenue to American Century.

     In addition,  the  consummation of the  Reorganizations  and the activities contemplated  in  connection  there with will  increase  awareness  of  American
Century as an investment manager and provider of mutual funds to shareholders of the Kopp Funds.

     It is  anticipated  that Kopp  Emerging  Growth Fund will have capital loss carryforwards  that will be transferred to AC New Opportunities  Fund II as part of the Reorganization.  These capital loss carryforwards,  if realized, could be utilized by the AC New Opportunities Fund II following the  Reorganization.  For more  information see  "INFORMATION  ABOUT THE  TRANSACTION-  Federal Income Tax
Consequences of the Reorganization."

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

     As a  condition  to the  Reorganizations,  the Kopp Funds  will  receive an opinion of counsel to the effect that,  on the basis of the existing  provisions of the Code,  current  administrative  rules and court  decisions,  for  federal income tax purposes:

     o    the  Reorganizations  as set forth in the Plans will each constitute a tax-free reorganization under section 368(a) of the Code, and the Kopp
          Funds  and  American  Century  Funds  each  will  be  a  "party  to  a reorganization" within the meaning of section 368(b) of the Code;

     o    no gain or loss will be  recognized  by AC New  Opportunities  II Fund upon its receipt of Kopp Emerging Growth Fund's assets in exchange for
          Class A Shares,  Class C Shares and  Investor  Class  Shares of AC New
          Opportunities  II Fund and no gain or loss  will be  recognized  by AC
          Equity  Growth  Fund upon its  receipt  of Kopp TQM  Fund's  assets in exchange for Advisor Class Shares,  Class C Shares and Investor  Class
          Shares of AC Equity Growth Fund;

     o    no gain or loss will be recognized  by Kopp Emerging  Growth Fund upon transfer of its assets to AC New Opportunities II Fund in exchange for
          Class A Shares,  Class C Shares and  Investor  Class  Shares of AC New
          Opportunities  II Fund or upon the  distribution  of  Class A  Shares,
          Class C Shares and Investor  Class Shares of AC New  Opportunities  II
          Fund to Kopp Emerging Growth Fund's shareholders in exchange for their shares of Kopp Emerging Growth Fund;

     o    no gain or loss will be  recognized  by Kopp TQM Fund upon transfer of its assets to AC Equity  Growth  Fund in exchange  for  Advisor  Class
          Shares,  Class C Shares and Investor  Class Shares of AC Equity Growth
          Fund or upon the distribution of Advisor Class Shares,  Class C Shares and Investor  Class Shares of AC Equity Growth Fund to Kopp TQM Fund's
          shareholders in exchange for their shares of Kopp TQM Fund;

     o    no gain or loss will be  recognized by  shareholders  of Kopp Emerging
          Growth Fund or Kopp TQM Fund upon exchange of their shares for Class A
          Shares,   Class  C  Shares  and  Investor   Class  Shares  of  AC  New
          Opportunities II Fund and for Advisor Class Shares, Class C Shares and
          Investor Class Shares of AC Equity Growth Fund, respectively;

     o    the aggregate tax basis of Class A Shares, Class C Shares and Investor
          Class Shares of AC New Opportunities II Fund and Advisor Class Shares,
          Class C Shares and  Investor  Class  Shares of AC Equity  Growth  Fund
          received by each shareholder of Kopp Emerging Growth Fund and Kopp TQM
          Fund,  respectively,  pursuant to the Reorganizations will be the same as the  aggregate  tax basis of the  shares of the Kopp  Funds held by such shareholder immediately prior to the Reorganizations;

     o    the holding period of the Class A Shares,  Advisor Class Shares, Class
          C Shares and Investor  Class Shares of AC Equity  Growth Fund received by each shareholder of Kopp TQM Fund pursuant to the Plan will include the period  during  which shares of Kopp TQM Fund  exchanged  therefor were held by such  shareholder,  provided  the shares of Kopp TQM Fund were held as capital assets on the date of the Reorganization;

     o    the holding period of the Class A Shares,  Advisor Class Shares, Class
          C Shares and  Investor  Class Shares of AC New  Opportunities  II Fund
          received by each  shareholder of Kopp Emerging Growth Fund pursuant to the Plan will include the period  during which shares of Kopp Emerging
          Growth Fund exchanged therefor were held by such shareholder, provided the shares of Kopp Emerging Growth Fund were held as capital assets on the date of the Reorganization;

     o    the tax basis of the assets of the Kopp Funds acquired by the American
          Century  Funds will be the same as the tax basis of such assets to the
          Kopp Funds immediately prior to the Reorganizations; and

     o    the  holding  period  of the Kopp  Funds'  assets  in the hands of the
          American  Century  Funds will  include the period  during  which those assets were held by the Kopp Funds.

     The  foregoing  opinion  may state that no opinion is  expressed  as to the effect of the  Reorganizations  on the American Century Funds, the Kopp Funds or
the Kopp Funds'  shareholders  with respect to any asset as to which  unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a  taxable  year (or on the  termination  or  transfer  thereof)  under a mark-to-market system of accounting.

     The  parties   have  agreed  to  cooperate   to   facilitate   the  orderly
reorganization  of the Kopp Funds into the American  Century Funds and to reduce potential adverse  consequences to the American Century Funds. It is anticipated that this  transition will include the sale of certain  portfolio  securities of the Kopp Funds prior to the  Reorganizations.  The sale of securities may result in the  realization  of capital  gains to the Kopp Funds that, to the extent not offset by capital  losses,  would be  distributed to  shareholders  prior to the
Closing Date. With respect to Kopp Emerging Growth Fund, it is anticipated  that all or substantially all of the fund's portfolio will be transitioned. Given the
significant   unutilized  capital  losses  retained  by  the  fund,  it  is  not anticipated that the realization of any such gains will result in a distribution to Kopp Emerging Growth Fund shareholders.

     As noted  above,  Kopp  Emerging  Growth Fund had  unutilized  capital loss carryovers  as of the end of its fiscal year end. The final amount of unutilized capital loss  carryovers for Kopp Emerging  Growth Fund is subject to change and will not be determined until the time of the Reorganization.

FUND (FISCAL YEAR END)         UNUTILIZED CAPITAL LOSS
                               CARRYOVERS

Kopp Emerging Growth
Fund (September 30,
2006)

The  American  Century  Funds  and  Kopp  Funds  had  the  following  tax  basis appreciation or (depreciation) as of each fund's fiscal year end.

FUND (FISCAL YEAR END)   TAX BASIS APPRECIATION OR    FUND (FISCAL YEAR END)  TAX BASIS APPRECIATION OR
                                    (DEPRECIATION)                                       (DEPRECIATION)

Kopp TQM  Fund                                        AC Equity Growth Fund
(September 30, 2006)                                     (December 31, 2005)

Kopp Emerging Growth                                 AC New Opportunities II
Fund (September 30,                                  Fund (October 31, 2005)
2006)

     After and as a result of the Reorganizations, it is not anticipated that AC
New  Opportunities  II Fund will be limited under Section 382 of the Code in its use of  Kopp  Emerging  Growth  Fund's  capital  loss  carryovers.  Since  it is anticipated  that AC New  Opportunities  II Fund will have more assets than Kopp
Emerging Growth Fund after the Reorganization,  the capital loss carryovers will be available for use over a larger asset base.

     SHAREHOLDERS  ARE URGED TO CONSULT THEIR TAX ADVISORS  REGARDING THE EFFECT
OF THE  REORGANIZATIONS  IN  LIGHT  OF THEIR  INDIVIDUAL  CIRCUMSTANCES.  AS THE
FOREGOING  RELATES ONLY TO FEDERAL INCOME TAX  CONSEQUENCES,  SHAREHOLDERS  ALSO
SHOULD CONSULT THEIR TAX ADVISORS AS TO THE NON-UNITED STATES,  STATE, LOCAL AND
OTHER TAX CONSEQUENCES OF THE REORGANIZATIONS.

MATERIAL DIFFERENCES BETWEEN RIGHTS OF SHAREHOLDERS

     Kopp TQM Fund and Kopp Emerging  Growth Fund are both series of Kopp Funds,
Inc., a Minnesota corporation. AC New Opportunities II Fund is a separate series of American  Century Mutual Funds,  Inc., a Maryland  corporation  ("ACMF").  AC
Equity Growth Fund is a separate series of American Century  Quantitative Equity
Funds,  Inc.,  a  Maryland  corporation  ("ACQEF").  Generally,  the  rights  of shareholders in the American  Century Funds and the Kopp Funds are similar.  The following discussion provides information with respect to the differences in the rights of  shareholders  under  Maryland law,  Minnesota law and the  respective governing  documents  for the  acquired  Kopp Funds and the  acquiring  American
Century  Funds.  The Articles of  Incorporation  for the acquired Kopp Funds are referred to below as the "Kopp Articles," the Articles of Incorporation for each of  ACMF,  and  ACQEF  are  referred  to  below as the  "American  Century  Fund
Articles." This summary does not purport to be complete, and is qualified in its entirety by  reference  to Kopp Funds'  Articles  of  Incorporation  and Bylaws,
ACMF's Articles of Incorporation  and Bylaws,  ACQEF's Articles of Incorporation
and Bylaws and the laws of the State of Maryland and the State of Minnesota.

TERMINATION AND DISSOLUTION

     Pursuant to the Kopp Articles, in the event of a liquidation of a series or class of Kopp Funds,  Inc. the shareholders of such series or class are entitled to receive  the assets  belonging  to the class or series  less the  liabilities allocated to that class or series.  Under Minnesota law, the affirmative vote of the holders of a majority of the voting  power of shares is required to dissolve a corporation. Additionally, the Kopp Board may transfer the assets of any class or series of shares of the Kopp Funds,  Inc. to another series or class provided that approval of a majority of  shareholders of each affected class or series is obtained and at least 10% of the issued and  outstanding  shares of the affected class or series is  present at such  shareholder  meeting in person or by proxy.
Under Maryland law and the Articles of Incorporation for AC New Opportunities II
Fund the dissolution of such  corporation  must be approved by a majority of all of the votes entitled to be cast on such dissolution.  The Board of Directors of
ACQEF  reserves  the right to dissolve  the  corporation  or any series  thereof without any action by the shareholders, to the extent permitted by law.

VOTING RIGHTS OF SHAREHOLDERS

     The  Kopp  Bylaws  provide  that  on  each  matter  submitted  to a vote of shareholders,  each  holder  of shares is  entitled  to one vote for each  share outstanding in such  stockholder's  name. The Kopp Articles do not  specifically grant shareholders the right to vote on any matter other than a liquidation of a series or class of Kopp Funds,  Inc.  However,  under the Minnesota law and 1940
Act,  shareholders  are entitled to vote on certain matters such as election and removal of directors and certain  extraordinary  actions. The acquiring American
Century Fund's Articles  provide that  shareholders are entitled to one vote for each dollar,  and a fractional vote for each fraction of a dollar,  of net asset per share for each  share of stock  held,  irrespective  of the class or series, provided,  however, that (1) matters affecting only one class or series shall be voted upon only by that class or series,  and (2) where required by the 1940 Act or the  regulations  adopted  thereunder or any other  applicable  law,  certain matters shall be voted on separately by each class or series of shares affected.
The American  Century Fund Articles do not specifically  grant  shareholders the right to vote on any matter other than the election of directors at a meeting of shareholders.  However,  under  Maryland  law and the  Investment  Company  Act, shareholders are entitled to vote on certain other matters.

AMENDMENTS TO GOVERNING DOCUMENTS

     The Board of Directors  may amend or alter the Bylaws of Kopp Funds,  Inc.;
however,  such power is subject to the power of the  shareholders of Kopp Funds,
Inc. to modify or rescind any such action by a majority vote of the shareholders present  at any  regular  or special  meeting  of  shareholders  called for such purpose.  The Boards of Directors of ACMF and ACQEF have the exclusive authority to alter or repeal the Bylaws of such entities. ACMF and ACQEF reserve the right to make any amendments to their  articles,  including any amendment which alters the contract rights of any outstanding stock.

LIABILITY OF SHAREHOLDERS

     Under  Maryland law, a stockholder or subscriber for stock of a corporation is not obligated to the  corporation or its creditors with respect to the stock, except  to  the  extent  that:  (i)  the  subscription  price  or  other  agreed consideration  for the stock has not been  paid;  or (ii)  liability  is imposed under any other provision of Maryland law. This is applicable to ACMF and ACQEF.
Under  Minnesota law, a shareholder  is not obligated to the  corporation or its creditors with respect to the shares, unless (i) the subscription price or other agreed  consideration  for the  shares is unfair  to the  corporation,  (ii) the property  or  services  received  or  to  be  received  by  the  corporation  as consideration for the shares is overvalued,  or (iii) liability is imposed under any other provision of Minnesota law.

LIABILITY OF DIRECTORS AND OFFICERS; INDEMNIFICATION

     The American Century Fund Articles indemnify  directors and officers to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's  directors and officers is mandatory if a director or officer has been  successful  on the  merits or  otherwise  in the  defense  of  certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith,  a result of active and deliberate  dishonesty,  or one in which a director or officer actually received an improper benefit.  Under Minnesota law, a director may be liable to the corporation for distributions  made in violation of  Minnesota  law or a  restriction  contained in a  corporation's  articles or bylaws.  The Kopp Funds  indemnify  directors and officers to the fullest extent permitted by Minnesota law.

The Kopp Articles provide that a director shall not be personally liable to Kopp
Funds,  Inc. or its  shareowners  for monetary  liability  relating to breach of fiduciary duty as a director, unless the liability relates to:

     o    a breach of the director's duty of loyalty to Kopp Funds,  Inc. or its shareowners;
     o    acts or  omissions  not in good  faith  or which  involve  intentional misconduct or a knowing violation of law;
     o    liability based on the payment of an improper  dividend or an improper purchase  of the  shares  of  Kopp  Funds,  Inc.,  or on the  sale  of unregistered securities or securities fraud; or
     o    transactions where the director gained an improper personal benefit.

          The Kopp  Articles  provide  that any  repeal or  modification  of the foregoing  provisions shall not adversely affect any right or protection of a director  of Kopp  Funds,  Inc.  existing  at the time of such  repeal or modification.

ELECTION OF DIRECTORS; TERMS

     Directors of Kopp Funds, Inc. hold office until the next regular meeting of shareholders and until their successor is elected and qualifies, or until death, resignation  or removal.  Shareholders  may elect  successors to such  directors either at each  regular  shareholders'  meeting  or at a  special  shareholders'
meeting which provides notice of the purpose of such meeting. The Kopp Board may appoint a person, by a majority of the remaining directors, to fill a vacancy on the Board,  and each person so  appointed  shall be a director  until his or her successor is elected by the  shareholders,  who may make such  election at their next regular  meeting or at any meeting duly called for that purpose.  Directors of ACMF  and  ACQEF  serve  until  the next  meeting  of  shareholders  at which directors are elected or until their successors are elected and qualify.

REMOVAL OF DIRECTORS

     Under  Maryland  law,  the  shareholders  of a  corporation  may remove any director,  with or without cause, by the  affirmative  vote of a majority of all the votes entitled to be cast generally for the election of directors, except as otherwise  provided  in the charter of the  corporation.  Under  Minnesota  law, unless a corporation's  articles of incorporation provide otherwise,  a director may be removed with or without  cause by the  affirmative  vote of a majority of the  shareholders  or, if the director was named by the board to fill a vacancy, by the affirmative  vote of a majority of the other  directors.  The Kopp Bylaws provide that directors of Kopp may be removed,  either with or without cause, at any meeting of the shareholders by a vote of the majority of the shares entitled to vote at an election of directors.

MEETINGS OF SHAREHOLDERS

     The Bylaws of the Kopp Funds,  Inc. do not require the funds to hold annual shareholder meetings, unless required to do so in order to elect directors under applicable law,  including the 1940 Act. The Bylaws of Kopp Funds,  Inc. provide that a special  meeting  of  shareholders  may be called by the  President,  the
Chairman of the Board of Directors, any two or more directors, or by one or more shareholders  holding ten percent or more of the shares  entitled to vote on the matters to be presented to the  meeting.  For each of ACMF and ACQEF,  no annual meeting is  required  except if  required  to elect  directors  by the 1940 Act.
Special meetings may be called by the Boards or the Chairmen,  Presidents,  Vice
Presidents,  Secretaries  or  Assistant  Secretaries.  Special  meetings  of the shareholders  of ACQEF shall be called by the Secretary upon written  request of shareholders  entitled to cast at least ten percent of all the votes entitled to be cast at such meeting.  Special  meetings of the shareholders of ACMF shall be called by the Secretary upon written request of shareholders entitled to cast at least twenty-five percent of all the votes entitled to be cast at such meeting.

DESCRIPTION OF FUND SHARES AND CAPITALIZATION

     The  following  table sets forth the  capitalization  of each Kopp Fund and each American Century Fund as of August 31, 2006, and the capitalization of each
American  Century  Fund,  on a pro forma basis,  as if the  Reorganizations  had occurred on that date.

                                 CAPITALIZATION

                                           TOTAL NET ASSETS    NET ASSET VALUE        OUTSTANDING
                                                                 PER SHARE              SHARES

AC EQUITY GROWTH FUND                          $364,568,284             $24.19         15,069,109
     ADVISOR CLASS SHARES
KOPP TQM FUND                                    $7,050,829             $13.33            529,120
     CLASS A SHARES
AC EQUITY GROWTH FUND PROFORMA COMBINED        $371,619,113             $24.19         15,360,586
     ADVISOR CLASS SHARES

                                           TOTAL NET ASSETS    NET ASSET VALUE        OUTSTANDING
                                                                 PER SHARE              SHARES

AC EQUITY GROWTH FUND                            $8,263,994             $24.06            343,427
     CLASS C SHARES
KOPP TQM FUND                                      $732,409             $13.33             54,962
     CLASS C SHARES
AC EQUITY GROWTH FUND PROFORMA COMBINED          $8,996,403             $24.06            373,868
     CLASS C SHARES

                                           TOTAL NET ASSETS    NET ASSET VALUE        OUTSTANDING
                                                                 PER SHARE              SHARES

AC EQUITY GROWTH FUND                        $2,241,718,329             $24.22         92,559,508
     INVESTOR CLASS SHARES
KOPP TQM FUND                                   $18,406,665             $13.33          1,381,196
     CLASS I SHARES
AC EQUITY GROWTH FUND PROFORMA COMBINED      $2,241,718,329             $24.22         93,319,486
     INVESTOR CLASS SHARES

                                           TOTAL NET ASSETS    NET ASSET VALUE        OUTSTANDING
                                                                  PER SHARE             SHARES

AC NEW OPPORTUNITIES II FUND                    $63,519,234              $7.21          8,813,785
     CLASS A SHARES
KOPP EMERGING GROWTH FUND                      $187,845,454              $8.89         21,140,694
     CLASS A SHARES
AC NEW OPPORTUNITIES II FUND PROFORMA          $251,364,688              $7.21         34,867,247
     COMBINED CLASS A SHARES

                                           TOTAL NET ASSETS    NET ASSET VALUE        OUTSTANDING
                                                                 PER SHARE              SHARES

AC NEW OPPORTUNITIES II FUND                     $3,888,334              $7.15            543,503
     CLASS C SHARES
KOPP EMERGING GROWTH FUND                       $15,126,950              $8.46          1,787,875
     CLASS C SHARES
AC NEW OPPORTUNITIES II FUND PROFORMA           $19,015,284              $7.15          2,659,161
     COMBINED CLASS C SHARES

                                           TOTAL NET ASSETS    NET ASSET VALUE        OUTSTANDING
                                                                 PER SHARE              SHARES

AC NEW OPPORTUNITIES II FUND                     $47,280,865             $7.24          6,531,067
     INVESTOR CLASS SHARES
KOPP EMERGING GROWTH FUND                        $84,780,523             $9.20          9,211,303
     CLASS I SHARES
AC NEW OPPORTUNITIES II FUND PROFORMA           $132,061,388             $7.24         18,241,084
     COMBINED INVESTOR CLASS SHARES

                  INFORMATION ABOUT THE AMERICAN CENTURY FUNDS

     ACMF, on behalf of AC New Opportunities II Fund, and ACQEF, on behalf of AC
Equity  Growth  Fund,  are  subject  to the  informational  requirements  of the
Securities Act of 1933, as amended,  the Securities and Exchange Act of 1934, as amended,  and the 1940 Act, and in accordance  therewith  file reports and other information with the SEC. Reports, proxy and information  statements,  and other information  filed by the American  Century Funds, can be obtained by calling or writing the American  Century  Funds and can also be inspected and copied by the public at the public  reference  facilities  maintained  by the  Securities  and
Exchange  Commission  in  Washington,  D.C.  and  located at Room 1204,  Everett
McKinley Dirksen Building, 219 South Dearborn Street,  Chicago, IL 60604 and 233
Broadway,  New York,  NY 10007.  Copies of such  materials  can be  obtained  at prescribed  rates from the Public Reference  Branch,  Office of Consumer Affairs
and Information Services,  Securities and Exchange Commission,  Washington, D.C.
20549, or obtained electronically from the SEC's website (www.sec.gov).

     This Proxy  Statement/Prospectus,  which constitutes part of a Registration
Statement filed by each American  Century Fund with the SEC under the Securities
Act of 1933,  as amended,  omits  certain of the  information  contained  in the
Registration  Statement.  Reference is hereby made to the Registration Statement and  to the  exhibits  thereto  for  further  information  with  respect  to the applicable  American  Century Funds and the shares  offered  hereby.  Statements
contained  herein   concerning  the  provisions  of  documents  are  necessarily summaries  of such  documents,  and each  such  statement  is  qualified  in its entirety by reference  to the copy of the  applicable  documents  filed with the
SEC.

                        INFORMATION ABOUT THE KOPP FUNDS

     Kopp Funds, Inc., on behalf of Kopp Emerging Growth Fund and Kopp TQM Fund, is subject to the  informational  requirements of the Securities Act of 1933, as amended,  the Securities and Exchange Act of 1934, as amended, and the 1940 Act, and in accordance  therewith files reports and other  information  with the SEC.
Reports,  proxy and information  statements,  and other information filed by the
Kopp Funds, can be obtained by calling or writing the Kopp Funds and can also be inspected  at  the  addresses  listed  in  the  previous  section,  or  obtained electronically from the SEC's website (www.sec.gov).

                               VOTING INFORMATION

GENERAL INFORMATION

     This Proxy  Statement/Prospectus  is being furnished in connection with the solicitation  of proxies by the Kopp Board on behalf of the Kopp Funds.  Proxies may be solicited by officers of the Kopp Funds and the American  Century  Funds, as well as their  affiliates,  employees  and financial  representatives.  It is anticipated  that  the  solicitation  of  proxies  will be  primarily  by  mail,
internet,   telephone,   facsimile  or  personal  interview.   Shareholders  who
communicate  proxies by  telephone  or by other  electronic  means have the same power  and  authority  to  issue,  revoke,  or  otherwise  change  their  voting instructions  as  shareholders  submitting  proxies in written form.  Telephonic solicitations  will follow  procedures  designed to ensure  accuracy and prevent fraud.  American  Century or KIA or an affiliate  thereof will reimburse  banks,
brokers  and  others  for  their   reasonable   expenses  in  forwarding   proxy
solicitation materials to beneficial owners of the Kopp Funds and will reimburse certain officers or employees that it may employ for their  reasonable  expenses in assisting in the  solicitation  of proxies from such beneficial  owners.  The cost of soliciting proxies will be borne equally by KIA and American Century.

DATE, TIME AND PLACE OF MEETING

     The Meeting will be held on January 12, 2007,  at the  principal  executive offices of KIA, 7701 France Avenue South, Suite 500, Edina,  Minnesota, at 10:00
a.m., Central Time.

USE AND REVOCATION OF PROXIES

     A shareholder executing and returning a proxy has the power to revoke it at any  time  prior  to its  exercise  by  executing  a  superseding  proxy  (i.e., later-dated  and signed),  by submitting a notice of revocation to the Secretary of the Kopp Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition,  although mere attendance at the Meeting will not revoke a proxy,  a  shareholder  present at the Meeting may  withdraw his or her proxy and vote in person.  All shares  represented by properly  executed proxies received at or prior to the Meeting,  unless such proxies  previously  have been revoked,  will be voted at the Meeting in accordance  with the directions on the proxies;  if no direction is indicated on a properly executed proxy, such shares will  be  voted  "FOR"  approval  of the  Reorganizations  and  the  Subadvisory
Agreement. It is not anticipated that any matters other than the approval of the
Reorganizations  and the  Subadvisory  Agreement  will  be  brought  before  the
Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons  designated on such proxies.

VOTING RIGHTS AND REQUIRED VOTE

     A quorum of shareholders is necessary to hold a valid meeting. Shareholders entitled to vote 50% of the issued and outstanding shares of each Kopp Fund must be present in person or by proxy to  constitute  a quorum for purposes of voting on the  proposals  relating  to that  Kopp  Fund.  Each  share of a Kopp Fund is entitled to one vote with fractional shares voting proportionally.  Shareholders of each Kopp Fund vote  separately  on  whether to  approve  the Plans,  and the consummation of the  Reorganizations  is conditioned on the shareholders of each
Kopp Fund  approving each  Reorganization.  Approval of the Plans by a Kopp Fund requires the affirmative  vote of a majority of the number of shares entitled to vote and represented at the meeting at the time of the vote. "Majority" for this purpose  under  the 1940  Act  means  the  lesser  of (i)  more  than 50% of the outstanding shares of the applicable Kopp Fund or (ii) 67% or more of the shares of that Kopp Fund  present or  represented  by proxy at the Meeting if more than
50% of such shares are present or  represented by proxy  ("Majority  Shareholder
Vote").  Broker-dealer  firms holding shares of any of the Kopp Funds in "street name"  for  the  benefit  of  their  customers  and  clients  will  request  the instructions  of such  customers  and clients on how to vote their shares before the Meeting. Each Kopp Fund will include shares held of record by broker-dealers as to which  such  authority  has been  granted in its  tabulation  of the total number of shares  present for  purposes  of  determining  whether the  necessary quorum of shareholders  exists.  Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer  has declined to vote on any proposal ("broker  non-votes") will be counted as present for the purposes of determining a quorum.  Assuming the presence  required by a Majority
Shareholder Vote, abstentions and broker non-votes (if applicable) will have the same effect as a vote against  approval of the Plans.  If, by the time scheduled for the  Meeting,  sufficient  votes in favor of  approval  of the Plans are not received from the shareholders of the applicable Kopp Fund, the persons named as proxies may propose one or more  adjournments  of such Meeting to permit further solicitation  of  proxies  from  shareholders.  According  to the Bylaws of Kopp
Funds,  Inc. any meeting at which a quorum is present can be adjourned from time to time  without  notice other than an  announcement  that such  adjournment  is taking place.  The  shareholders may continue to conduct business where a quorum is present  notwithstanding  the withdrawal of enough shareholders to leave less than a quorum.  The persons  named as proxies will vote  AGAINST an  adjournment those  proxies that they are required to vote  against the  proposals,  and will vote in FAVOR of such an adjournment  all other proxies that they are authorized to vote. A shareholder  vote may be taken on any of the  proposals  described in this Proxy  Statement/Prospectus  prior to any such  adjournment  if  sufficient votes have been received for approval.

RECORD DATE AND OUTSTANDING SHARES

     Only holders of record of shares of the Kopp Funds at the close of business on November 13, 2006 (the "Record  Date") are entitled to vote at the Meeting or any adjournments thereof. The following chart sets forth the number of shares of each class of the Kopp Funds issued and  outstanding and entitled to vote at the close of business on the Record Date.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT OF THE FUNDS

     The following table lists, as of October 31, 2006, the names, addresses and percentage  of  ownership  of each person who owned of record or is known to own beneficially  5% or more of any class of an American  Century Fund or Kopp Fund.
The percentages of shares to be owned after consummation of the  Reorganizations are based  upon their  holdings  and the  outstanding  shares of the Funds as of
October  31,  2006.  Beneficial  ownership  information  is not  required  to be disclosed  to the Funds,  so the  information  provided  below  reflects  record ownership.

     At October 31, 2006, the Directors and officers of KIA, as a group owned __
of Kopp Emerging Growth Fund and __ of Kopp TQM Fund. The Directors and officers intend to exercise  their own discretion in voting their shares on the proposals contained in this Proxy  Statement/Prospectus and will not vote in proportion to the votes received FOR or AGAINST the proposals by  unaffiliated  shareholders -
so-called "shadow voting."

     At October 31, 2006, the  directors,  trustees and officers of the American
Century  Funds as a group  owned less than 1% of all  classes  of each  American
Century Fund's outstanding shares.

                                  OTHER MATTERS

     The American  Century  Funds are not required,  and do not intend,  to hold
regular  annual  meetings  of  shareholders.   Shareholders  wishing  to  submit
proposals  for  consideration  for  inclusion in a proxy  statement for the next meeting of  shareholders  should send their  written  proposals to the Corporate
Secretary,  American Century Funds, P.O. Box 410141, Kansas City, Missouri 64141
or by email to  corporatesecretary@americancentury.com so that they are received within a reasonable time before any such meeting.

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF  REORGANIZATION  (the "Agreement") is made as of this [__] day of  [_____________],  by and between [AMERICAN CENTURY ENTITY],  a
Maryland corporation,  with its principal place of business at 4500 Main Street,
Kansas City, Missouri 64111-0141 (the "Maryland  Corporation"),  with respect to its  [______]  Fund (the  "Acquiring  Fund") and KOPP FUNDS,  INC.,  a Minnesota
corporation,  with its principal  place of business at 7701 France Avenue South,
Suite 500, Edina, Minnesota 55435 (the "Minnesota Corporation"), with respect to its [______] Fund, a series of the Minnesota  Corporation  (the "Acquired  Fund"
and, collectively with the Acquiring Fund, the "Funds").

                                    RECITALS

     This   Agreement  is  intended  to  be,  and  is  adopted  as,  a  plan  of reorganization  within the meaning of Section 368 of the United States  Internal
Revenue  Code of 1986,  as amended  (the  "Code") and the  Treasury  Regulations promulgated thereunder.  The reorganization will consist of: (i) the transfer of all of the assets of the Acquired  Fund in exchange for Class A Shares,  Class C
Shares and Investor  Class Shares,  par value $0.01 per share,  of the Acquiring
Fund ("Acquiring  Fund Shares");  and (ii) the distribution of Class A Shares of the Acquiring  Fund to the holders of Class A Shares of the Acquired  Fund,  the distribution  of Class C Shares of the Acquiring  Fund to the holders of Class C
Shares of the Acquired  Fund, the  distribution  of Investor Class Shares of the
Acquiring  Fund to the holders of Class I Shares of the Acquired  Fund,  and the liquidation  of the  Acquired  Fund as provided  herein,  all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS,   the  Acquired  Fund  is  a  separate  series  of  the  Minnesota
Corporation,   the  Acquiring  Fund  is  a  separate   series  of  the  Maryland
Corporation,  and the Maryland  Corporation  and the Minnesota  Corporation  are
open-end,  registered management investment companies and the Acquired Fund owns securities  that  generally  are assets of the  character in which the Acquiring
Fund is permitted to invest;

     WHEREAS,  each of the Acquiring Fund and the Acquired Fund is authorized to issue its respective shares;

     WHEREAS, the Directors of the Maryland Corporation have determined that the
Reorganization,  with respect to the Acquiring Fund, is in the best interests of the Acquiring  Fund and that the interests of the existing  shareholders  of the
Acquiring Fund will not be diluted as a result of the Reorganization; and

     WHEREAS,  the Directors of the Minnesota  Corporation  have determined that the Reorganization,  with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing  shareholders of the
Acquired Fund will not be diluted as a result of the Reorganization.

                                    AGREEMENT

     NOW,  THEREFORE,  in consideration of the premises and of the covenants and agreements  hereinafter  set forth,  the parties  hereto  covenant  and agree as follows:

                                   ARTICLE I

             TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR
           ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

     1.1 THE EXCHANGE.  Subject to the terms and conditions contained herein and on the  basis  of the  representations  and  warranties  contained  herein,  the
Acquired  Fund agrees to transfer  all of its assets,  as set forth in paragraph
1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the  Acquired  Fund the number of full and  fractional  Acquiring  Fund  Shares, determined by dividing the assets of the Acquired  Fund,  computed in the manner and as of the time and date set forth in  paragraph  2.1 by the net asset  value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph  2.2.  Holders of Class A Shares of the Acquired
Fund will  receive  Class A Shares of the  Acquiring  Fund,  holders  of Class C
Shares of the Acquired Fund will receive  Class C Shares of the  Acquiring  Fund and holders of Class I Shares of the Acquired Fund will receive  Investor  Class
Shares of the Acquiring Fund. Such transactions  shall take place at the closing on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED.  The assets of the Acquired  Fund to be acquired by the  Acquiring  Fund shall  consist of  property  having a value equal to the total net assets of the Acquired  Fund,  including,  without  limitation,  cash,
securities,   commodities,  interests  in  futures  and  dividends  or  interest receivable,  owned by the  Acquired  Fund and any  deferred or prepaid  expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

     The  Acquired  Fund has provided  the  Acquiring  Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such  statements.  The Acquired Fund hereby  represents that as of the date of the  execution  of this  Agreement,  there  have  been no changes in its  financial  position as  reflected in such  financial  statements other  than as the  result of changes  in the  market  values of  securities  or otherwise  occurring in the ordinary  course of business in connection  with the purchase and sale of  securities,  the issuance and  redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

     1.3  LIABILITIES TO BE DISCHARGED.  The Acquired Fund will discharge all of its liabilities  and  obligations  prior to the Closing Date. The Acquiring Fund will not  assume any  liabilities  of any kind  whatsoever,  whether or not such liability  is accrued or fixed,  known or  unknown,  absolute or  contingent  or determined or determinable or when due or become due, of the Acquired Fund.

     1.4 LIQUIDATION AND  DISTRIBUTION.  On or as soon after the Closing Date as is conveniently  practicable:  (a) the Acquired Fund will distribute in complete liquidation  of the  Acquired  Fund,  pro rata to its  shareholders  of  record, determined as of the close of business on the Closing Date (the  "Acquired  Fund
Shareholders"),  all of the Acquiring Fund Shares  received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will  thereupon  proceed to dissolve and  terminate as set forth in paragraph 1.8 below.  Such  distribution will be  accomplished  by the transfer of Acquiring Fund Shares  credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share  records of the  Acquiring  Fund in the name of the  Acquired  Fund
Shareholders,  and representing the respective pro rata number of Acquiring Fund
Shares due such shareholders.  All issued and outstanding shares of the Acquired
Fund (the "Acquired Fund Shares") will  simultaneously  be canceled on the books
of  the  Acquired  Fund.  The  Acquiring  Fund  shall  not  issue   certificates
representing  Acquiring Fund Shares in connection with such transfer.  After the
Closing  Date,  the  Acquired  Fund shall not  conduct  any  business  except in connection with its termination.

     1.5 OWNERSHIP OF SHARES.  Ownership of Acquiring  Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.  Acquiring Fund Shares will be issued  simultaneously  to the Acquired  Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares,  to be distributed to
Acquired Fund Shareholders.

     1.6  TRANSFER  TAXES.  Any  transfer  taxes  payable  upon the  issuance of
Acquiring Fund Shares in a name other than the registered holder of the Acquired
Fund  Shares  on the books of the  Acquired  Fund as of that  time  shall,  as a condition  of such  issuance  and  transfer,  be paid by the person to whom such
Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired
Fund is and shall remain the responsibility of the Acquired Fund.

     1.8 TERMINATION.  The Acquired Fund shall be terminated  promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

     1.9  BOOKS  AND  RECORDS.  All  books and  records  of the  Acquired  Fund, including all books and records  required to be maintained  under the Investment
Company Act of 1940, as amended (the "1940 Act"),  and the rules and regulations thereunder,  shall be available to the Acquiring Fund from and after the Closing
Date and  shall be  turned  over to the  Acquiring  Fund as soon as  practicable following the Closing Date.

                                   ARTICLE II

                                    VALUATION

     2.1  VALUATION  OF ASSETS.  The value of the Acquired  Fund's  assets to be acquired by the Acquiring  Fund  hereunder  shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the
Acquiring Fund's Articles of Incorporation, Bylaws and the Acquiring Fund's then current prospectus and statement of additional information.

     2.2  VALUATION OF SHARES.  The net asset value per share of Acquiring  Fund
Shares  shall be the net asset  value per share  computed  at the closing on the
Closing Date,  using the valuation  procedures set forth in the Acquiring Fund's
Articles  of  Incorporation,  Bylaws  and  the  Acquiring  Fund's  then  current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED.  The number of the  Acquiring  Fund's shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined as set forth in paragraph 1.1.

     2.4  DETERMINATION  OF VALUE.  All  computations  of value shall be made by
American Century  Investment  Management,  Inc., on behalf of the Acquiring Fund and the Acquired Fund.

                                  ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing shall occur on or about February 23, 2007, or such other date(s) as the parties may agree to in writing (the "Closing  Date").
All acts taking place at the closing shall be deemed to take place at 4:00 p.m.,
Eastern Time, on the Closing Date unless otherwise  provided herein. The closing shall be held at the offices of American Century Investments,  4500 Main Street,
Kansas  City,  Missouri  64111-0141,  or at such other time and/or  place as the parties may agree.

     3.2 CUSTODIAN'S CERTIFICATE. The Acquired Fund shall cause U.S. Bank, N.A., as custodian for the Acquired Fund (the "Custodian"),  to deliver at the Closing a certificate of an authorized  officer  stating that:  (a) the Acquired  Fund's portfolio  securities,  cash, and any other assets have been delivered in proper form to the  Acquiring  Fund on the Closing Date;  and (b) all  necessary  taxes including all applicable  federal and state stock transfer stamps, if any, shall have been paid, or provision  for payment  shall have been made, in  conjunction with the delivery of portfolio securities by the Acquired Fund.

     3.3 EFFECT OF  SUSPENSION  IN TRADING.  In the event that on the  scheduled
Closing  Date,  either:  (a) the New York  Stock  Exchange  ("NYSE")  or another primary exchange on which the portfolio  securities of the Acquiring Fund or the
Acquired  Fund are  purchased or sold,  shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring  Fund or the Acquired Fund is  impracticable, the Closing Date shall be postponed  until the first  business day after the day when trading is fully resumed and reporting is restored.

     3.4  TRANSFER  AGENT'S  CERTIFICATE.  The  Acquired  Fund shall  cause U.S.
Bancorp Fund  Services,  LLC, as transfer  agent for the Acquired Fund as of the
Closing Date, to deliver at the Closing a certificate  of an authorized  officer stating  that its records  contain  the names and  addresses  of  Acquired  Fund
Shareholders,  and the number and  percentage  ownership of  outstanding  shares owned by each such shareholder  immediately prior to the Closing.  The Acquiring
Fund shall  issue and  deliver or cause  American  Century  Services,  LLC,  its transfer  agent, to issue and deliver a confirmation  evidencing  Acquiring Fund
Shares to be credited  on the Closing  Date to the  Secretary  of the  Minnesota
Corporation  or provide  evidence  satisfactory  to the  Acquired  Fund that the
Acquiring  Fund Shares have been credited to the Acquired  Fund's account on the books of the  Acquiring  Fund.  At the Closing,  each party shall deliver to the other such bills of sale, checks,  assignments,  share  certificates,  receipts, officer's  certificates,  transfer agent certificates,  custodian  certificates, opinions,  and other certificates and documents,  if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1  REPRESENTATIONS  OF THE ACQUIRED FUND. The Minnesota  Corporation,  on
behalf of the Acquired Fund, represents and warrants to the Maryland Corporation as follows:

     a)   The  Acquired  Fund is a  legally  designated,  separate  series  of a corporation  duly  organized,  validly  existing and in good  standing under the laws of Minnesota.

     b)   The Minnesota  Corporation  is  registered  as an open-end  management investment company under the 1940 Act, and the Minnesota Corporation's
          registration   with  the  Securities  and  Exchange   Commission  (the
          "Commission")  as an investment  company under the 1940 Act is in full force and effect.

     c)   The current prospectus and statement of additional  information of the
          Acquired  Fund  conform in all  material  respects  to the  applicable requirements  of the  Securities  Act of 1933,  as amended  (the "1933
          Act"), and the 1940 Act, and the rules and regulations thereunder, and do not  include  any untrue  statement  of a material  fact or omit to state any material fact required to be stated or necessary to make the statements  therein,  in light of the  circumstances  under which they were made, not misleading.

     d)   The Acquired Fund is not, and the execution, delivery, and performance of this Agreement  (subject to shareholder  approval) will not, result in the  violation  of any  provision  of the  Minnesota  Corporation's
          Articles of  Incorporation  or By-Laws or of any  material  agreement, indenture,  instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

     e)   The  Acquired  Fund has no  material  contracts  or other  commitments
          (other than this  Agreement) that will be terminated with liability to it before the  Closing  Date,  except for  liabilities,  if any, to be discharged as provided in paragraph 1.3 hereof.

     f)   No  litigation,  administrative  proceeding,  or  investigation  of or before any court or governmental  body is presently  pending or to its
          knowledge   threatened  against  the  Acquired  Fund  or  any  of  its properties or assets, which, if adversely determined, would materially and  adversely  affect its  financial  condition,  the  conduct of its business,  or the  ability  of the  Acquired  Fund  to  carry  out the transactions  contemplated by this Agreement.  The Acquired Fund knows of no facts  that  might  form the basis for the  institution  of such proceedings  and is not a party to or subject to the provisions of any order,  decree,  or  judgment of any court or  governmental  body that materially  and  adversely  affects  its  business  or its  ability to consummate the transactions contemplated herein.

     g)   The  financial  statements  of the Acquired Fund as of[ ], and for the fiscal  year  then  ended,  have  been  prepared  in  accordance  with
          generally  accepted  accounting  principles,   and  audited  by  [  ],
          independent registered public accountants, and such statements (copies of which  have  been  furnished  to the  Acquiring  Fund)  fairly  and accurately reflect the financial  condition of the Acquired Fund as of such  date,  and  there  are no known  contingent  liabilities  of the
          Acquired  Fund  as of  such  date  that  are  not  disclosed  in  such statements.

     h)   The unaudited financial statements of the Acquired Fund as of [ ], and for the six months then ended,  have been prepared in accordance  with generally accepted accounting principles,  and such statements (copies of which  have  been  furnished  to the  Acquiring  Fund)  fairly  and accurately reflect the financial  condition of the Acquired Fund as of such  date,  and  there  are no known  contingent  liabilities  of the
          Acquired  Fund  as of  such  date  that  are  not  disclosed  in  such statements.

     i)   Since the date of the financial statements referred to in subparagraph
          (h) above, there have been no material adverse changes in the Acquired
          Fund's  financial  condition,  assets,  liabilities or business (other than changes  occurring in the ordinary  course of  business),  or any incurrence by the Acquired Fund of indebtedness maturing more than one
          year  from  the  date  such  indebtedness  was  incurred,   except  as
          identified  and disclosed by the Acquired Fund on SCHEDULE 4.1 to this
          Agreement. For the purposes of this subparagraph (i), a decline in the net  asset  value of the  Acquired  Fund in and of  itself  shall  not constitute a material adverse change.

     j)   All federal and other tax  returns  and reports of the  Acquired  Fund required by law to be filed,  have been timely and  accurately  filed, and all federal and other taxes shown due on such  returns and reports have been paid,  or  provision  shall  have been made for the  payment thereof. To the best of the Acquired Fund's knowledge,  no such return is currently  under audit,  and no  assessment  has been asserted with respect to such returns.

     k)   All issued and  outstanding  Acquired Fund Shares are duly and validly issued and outstanding,  fully paid and non-assessable by the Acquired
          Fund. All of the issued and outstanding  Acquired Fund Shares will, at the  time of the  Closing  Date,  be held  by the  persons  and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph  3.4. The  Acquired  Fund has no  outstanding options, warrants, or other rights to subscribe for or purchase any of
          the  Acquired  Fund  Shares,   and  has  no   outstanding   securities
          convertible into any of the Acquired Fund Shares.

     l)   At the Closing Date,  the Acquired Fund will have good and  marketable title to the Acquired Fund's assets to be transferred to the Acquiring
          Fund pursuant to paragraph 1.2, and full right,  power,  and authority to sell, assign, transfer, and deliver such assets hereunder,  free of any lien or other  encumbrance,  except those liens or encumbrances to which the Acquiring Fund has received  notice,  and, upon delivery and payment for such assets, and the filing of any articles,  certificates or other  documents  under the laws of Minnesota,  the Acquiring  Fund will acquire good and marketable title,  subject to no restrictions on the full  transfer of such  assets,  other than such  restrictions  as might arise  under the 1933 Act,  and other than as  disclosed  to and accepted by the Acquiring Fund.

     m)   The  execution,  delivery and  performance of this Agreement have been duly  authorized by all  necessary  action on the part of the Acquired
          Fund and its Board of  Directors.  Subject to approval by the Acquired
          Fund  Shareholders,  this  Agreement  constitutes  a valid and binding obligation of the Acquired Fund,  enforceable  in accordance  with its
          terms,   subject  as  to  enforcement,   to  bankruptcy,   insolvency,
          reorganization,  moratorium,  and other laws  relating to or affecting creditors' rights and to general equity principles.

     n)   The  information  to be  furnished  by the  Acquired  Fund  for use in no-action letters,  applications for orders,  registration statements, proxy  materials,  and  other  documents  that  may  be  necessary  in connection with the transactions  contemplated  herein shall comply in all  material  respects  with  federal  securities  and other laws and regulations  and will not contain any untrue  statement  of a material fact  or omit to  state a  material  fact  required  to be  stated  or necessary to make the statements,  in light of the circumstances under which such statements were made, not misleading.

     o)   The  Acquired  Fund has  elected to  qualify  and has  qualified  as a
          "regulated  investment  company"  under the Code (a "RIC"),  as of and since its  first  taxable  year;  has been a RIC under the Code at all times since the end of its first  taxable  year when it so  qualified;
          and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

     p)   No governmental  consents,  approvals,  authorizations  or filings are required under the 1933 Act, the  Securities  Exchange Act of 1934, as
          amended  (the  "1934  Act"),  the  1940 Act or  Minnesota  law for the
          execution of this Agreement by the Minnesota  Corporation,  for itself and on behalf of the Acquired Fund,  except for the  effectiveness  of the  Registration  Statement  (as defined in paragraph  5.7),  and the filing of any articles,  certificates  or other  documents that may be required  under  Minnesota  law,  and except for such other  consents, approvals,  authorizations  and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required  subsequent to the Closing Date, it being  understood, however, that this Agreement and the transactions  contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

     4.2  REPRESENTATIONS  OF THE ACQUIRING  FUND.  The Maryland  Corporation on
behalf  of  the  Acquiring  Fund   represents  and  warrants  to  the  Minnesota
Corporation as follows:

     a)   The  Acquiring  Fund is a  legally  designated,  separate  series of a corporation  duly  organized,  validly  existing and in good  standing under the laws of Maryland.

     b)   The  Maryland  Corporation  is  registered  as an open-end  management investment company under the 1940 Act, and the Maryland  Corporation's registration  with the  Commission as an investment  company under the
          1940 Act is in full force and effect.

     c)   The current prospectus and statement of additional  information of the
          Acquiring  Fund  conform in all  material  respects to the  applicable requirements  of the 1933  Act and the 1940  Act,  and the  rules  and regulations  thereunder,  and do not include any untrue statement of a material fact or omit to state any material fact required to be stated
          or  necessary  to  make  such  statements  therein,  in  light  of the circumstances under which they were made, not misleading.

     d)   The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not,  result in a violation of any provision of the Maryland  Corporation's Articles of Incorporation or By-Laws or of
          any material agreement,  indenture,  instrument,  contract,  lease, or other  undertaking  to which the Acquiring Fund is a party or by which it is bound.

     e)   No  litigation,  administrative  proceeding,  or  investigation  of or before any court or governmental  body is presently  pending or to its knowledge  threatened  against  the  Acquiring  Fund  or  any  of  its properties or assets, which, if adversely determined, would materially and  adversely  affect its  financial  condition,  the  conduct of its business,  or the  ability  of the  Acquiring  Fund to  carry  out the transactions  contemplated by this Agreement. The Acquiring Fund knows of no facts  that  might  form the basis for the  institution  of such proceedings  and it is not a party to or subject to the  provisions of any order,  decree, or judgment of any court or governmental body that materially  and  adversely  affects  its  business  or its  ability to consummate the transaction contemplated herein.

     f)   The financial  statements of the Acquiring Fund as of [ ], and for the fiscal  year  then  ended,  have  been  prepared  in  accordance  with
          generally  accepted  accounting  principles,   and  audited  by  [  ],
          independent registered public accountants, and such statements (copies of  which  have  been  furnished  to the  Acquired  Fund)  fairly  and accurately reflect the financial condition of the Acquiring Fund as of such  date,  and  there  are no known  contingent  liabilities  of the
          Acquiring  Fund  as of  such  date  that  are  not  disclosed  in such statements.

     g)   The unaudited  financial  statements of the Acquiring  Fund as of [ ], and for the six months then ended,  have been  prepared in  accordance with generally  accepted  accounting  principles,  and such statements
          (copies of which have been  furnished to the Acquired Fund) fairly and accurately reflect the financial condition of the Acquiring Fund as of such  date,  and  there  are no known  contingent  liabilities  of the
          Acquiring  Fund  as of  such  date  that  are  not  disclosed  in such statements.

     h)   Since the date of the financial statements referred to in subparagraph
          (g)  above,  there  have  been  no  material  adverse  changes  in the
          Acquiring Fund's financial condition,  assets, liabilities or business
          (other than changes occurring in the ordinary course of business),  or any  incurrence by the Acquiring  Fund of  indebtedness  maturing more than one year from the date such indebtedness was incurred,  except as identified and disclosed by the Acquiring Fund on SCHEDULE 4.2 to this
          Agreement. For the purposes of this subparagraph (h), a decline in the net  asset  value of the  Acquiring  Fund in and of  itself  shall not constitute a material adverse change.

     i)   All federal and other tax  returns and reports of the  Acquiring  Fund required by law to be filed, have been timely and accurately filed and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for their payment. To the best of the Acquiring  Fund's  knowledge,  no such return is currently under audit,  and no assessment has been asserted with respect to such returns.

     j)   All issued and outstanding  Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring
          Fund.  The Acquiring  Fund has no outstanding  options,  warrants,  or other rights to subscribe for or purchase any  Acquiring  Fund Shares, and has no outstanding  securities convertible into any Acquiring Fund
          Shares.

     k)   The  execution,  delivery and  performance of this Agreement have been duly  authorized by all necessary  action on the part of the Acquiring
          Fund and its Board of  Directors,  and this  Agreement  constitutes  a valid and binding  obligation of the Acquiring  Fund,  enforceable  in accordance with its terms,  subject as to enforcement,  to bankruptcy, insolvency, reorganization,  moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

     l)   Acquiring  Fund Shares to be issued and delivered to the Acquired Fund for the  account of the  Acquired  Fund  Shareholders  pursuant to the terms of this  Agreement  will,  at the Closing  Date,  have been duly authorized. When so issued and delivered, such shares will be duly and validly  issued  Acquiring  Fund  Shares,  and will be fully  paid and non-assessable.

     m)   The  information  to be  furnished  by the  Acquiring  Fund for use in no-action letters,  applications for orders,  registration statements, proxy  materials,  and  other  documents  that  may  be  necessary  in connection with the transactions  contemplated  herein shall comply in all  material  respects  with  federal  securities  and other laws and regulations  and will not contain any untrue  statement  of a material fact  or omit to  state a  material  fact  required  to be  stated  or necessary to make the statements,  in light of the circumstances under which such statements were made, not misleading.

     n)   The  Acquiring  Fund has elected to qualify and has qualified as a RIC under the Code, as of and since its first taxable year; has been a RIC under the Code at all times  since the end of its first  taxable  year when it so qualified; and qualifies and shall continue to qualify as a
          RIC under the Code for its current taxable year.

     o)   No governmental  consents,  approvals,  authorizations  or filings are required  under the 1933 Act,  the 1934 Act,  the 1940 Act or Maryland law for the execution of this  Agreement by the Maryland  Corporation, for  itself,  and  behalf  of  the  Acquiring  Fund,  except  for  the effectiveness of the  Registration  Statement (as defined in paragraph
          5.7), and the filing of any articles,  certificates or other documents that may be required  under  Maryland  law,  and except for such other consents,  approvals,  authorizations and filings as have been made or received, and except for such consents, approvals,  authorizations and filings as may be required subsequent to the Closing Date.

     p)   The Acquiring Fund agrees to use all reasonable  efforts to obtain the approvals and  authorizations  required by the 1933 Act, the 1940 Act, and any state blue sky or securities  laws as it may deem  appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund
will each operate its  respective  business in the ordinary  course  between the date of this  Agreement  and the Closing  Date,  it being  understood  that such ordinary  course of business will include  customary  dividends and  shareholder purchases and redemptions.

     5.2 APPROVAL OF SHAREHOLDERS. The Minnesota Corporation will call a special meeting  of the  Acquired  Fund  Shareholders  to  consider  and act  upon  this
Agreement and to take all other appropriate  action necessary to obtain approval of the transactions contemplated herein.

     5.3  INVESTMENT  REPRESENTATION.  The  Acquired  Fund  covenants  that  the
Acquiring  Fund  Shares to be issued  pursuant to this  Agreement  are not being acquired for the purpose of making any  distribution,  other than in  connection with the Reorganization and in accordance with the terms of this Agreement.

     5.4  ADDITIONAL  INFORMATION.  The Acquired  Fund will assist the Acquiring
Fund in obtaining such  information as the Acquiring  Fund  reasonably  requests concerning the beneficial ownership of the Acquired Fund's shares.

     5.5  FURTHER  ACTION.  Subject to the  provisions  of this  Agreement,  the
Acquiring  Fund and the Acquired  Fund will each take or cause to be taken,  all action, and do or cause to be done, all things reasonably  necessary,  proper or advisable to consummate and make effective the transactions contemplated by this
Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable,  but in any case  within  sixty days after the Closing  Date,  the  Acquired  Fund shall furnish the Acquiring  Fund, in such form as is reasonably  satisfactory  to the
Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code,  and which will be certified by the Minnesota
Corporation's Treasurer.

     5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT.
The Maryland Corporation will review and file with the Commission a registration statement  on Form N-14  relating to the  Acquiring  Fund Shares to be issued to
shareholders  of  the  Acquired  Fund  (the   "Registration   Statement").   The
Registration  Statement  shall include a proxy statement and a prospectus of the
Acquiring Fund relating to the transaction  contemplated by this Agreement.  The
Registration  Statement  shall be in compliance  with the 1933 Act, the 1934 Act and the 1940 Act, as  applicable.  Each party will  provide the other party with the materials and information  necessary to prepare the  Registration  Statement
(the "Proxy  Materials"),  for inclusion therein, in connection with the meeting of the Acquired Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

     5.8  DISTRIBUTIONS.  On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such  dividends,  shall have the effect of  distributing  to the  Acquired  Fund
Shareholders  all of the  Acquired  Fund's  investment  company  taxable  income
(computed  without regard to any deduction for dividends paid), if any, plus the excess,  if any, of its  interest  income  excludible  from gross  income  under
Section 103(a) of the Code over its deductions disallowed under Sections 265 and
171(a)(2)  of the Code for all taxable  periods or years ending on or before the
Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry  forward),  if any, in all taxable periods or years ending on or before the Closing Date.

     5.9 TAX  RETURNS.  The  Acquiring  Fund  and the  Acquired  Fund  agree  to cooperate  with each other after the  Closing in filing any tax return,  amended return or claim for refund,  determining  a liability  for taxes or a right to a refund of taxes or  participating in or conducting any audit or other proceeding in respect of taxes.

     5.10  CONFIRMATION  OF TAX BASIS.  The Acquired  Fund shall  deliver to the
Acquiring Fund on the Closing Date  confirmations or other adequate  evidence as to the tax  basis and  holding  period of each of the  Assets  delivered  to the
Acquiring Fund hereunder.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The  obligations  of the  Acquired  Fund  to  consummate  the  transactions provided for herein shall be subject, at its election, to the performance by the
Acquiring  Fund of all the  obligations  to be performed by the  Acquiring  Fund pursuant  to this  Agreement,  on or before the Closing  Date and, in  addition, subject to the following conditions:

     6.1 All  representations,  covenants,  and warranties of the Acquiring Fund contained in this Agreement  shall be true and correct in all material  respects as of the date hereof and as of the Closing Date, with the same force and effect as if  made  on and as of the  Closing  Date.  The  Acquiring  Fund  shall  have delivered to the Acquired  Fund on such Closing Date a  certificate  executed in the  Acquiring  Fund's  name by the  Maryland  Corporation's  President  or Vice
President  and its  Treasurer  or  Assistant  Treasurer,  in form and  substance satisfactory  to the  Acquired  Fund and dated as of the Closing  Date,  to such effect  and as to such  other  matters as the  Acquired  Fund  shall  reasonably request.

                                  ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The  obligations  of the  Acquiring  Fund to  consummate  the  transactions provided for herein shall be subject, at its election, to the performance by the
Acquired  Fund of all the  obligations  to be  performed  by the  Acquired  Fund pursuant  to this  Agreement,  on or before the Closing  Date and, in  addition, shall be subject to the following conditions:

     7.1 All  representations,  covenants,  and  warranties of the Acquired Fund contained in this Agreement  shall be true and correct in all material  respects as of the date hereof and as of the Closing Date, with the same force and effect as if made  on and as of  such  Closing  Date.  The  Acquired  Fund  shall  have delivered to the Acquiring  Fund on such Closing Date a certificate  executed in the  Acquired  Fund's  name by the  Minnesota  Corporation's  President  or Vice
President  and its  Treasurer  or  Assistant  Treasurer,  in form and  substance satisfactory  to the  Acquiring  Fund and dated as of such Closing Date, to such effect  and as to such  other  matters as the  Acquiring  Fund shall  reasonably request.

     7.2  The  Acquired  Fund  shall  have  delivered  to the  Acquiring  Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the  Acquired  Fund's  portfolio  securities  showing  the  tax  costs  of  such securities by lot and the holding periods of such securities,  as of the Closing
Date, certified by the Treasurer of the Minnesota Corporation.

     7.3 The  reorganization  involving the American  Century _____ Fund and the
Kopp  _______  Fund shall have been  approved  by the  shareholders  of the Kopp
_______ Fund.

                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                        ACQUIRING FUND AND ACQUIRED FUND

     If any of the  conditions  set forth  below do not  exist on or before  the
Closing Date with respect to the Acquired Fund or the Acquiring  Fund, the other party to this Agreement shall, at its option,  not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions  contemplated  herein, with respect to the Acquired  Fund,  shall have been  approved by the  requisite  vote of the
Board of  Directors  and the  Acquired  Fund  Shareholders  in  accordance  with applicable  law and the  provisions of the Minnesota  Corporation's  Articles of
Incorporation and By-Laws.  Certified copies of the resolutions  evidencing such approval  shall  have been  delivered  to the  Acquiring  Fund.  Notwithstanding anything  herein to the contrary,  neither the  Acquiring  Fund nor the Acquired
Fund may waive the conditions set forth in this paragraph 8.1.

     8.2  On  the  Closing  Date,  the  Commission  shall  not  have  issued  an unfavorable  report  under  Section  25(b) of the 1940 Act,  or  instituted  any proceeding  seeking to enjoin the consummation of the transactions  contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore,  no action, suit or other  proceeding  shall be  threatened  or pending  before any court or governmental  agency in which it is sought to  restrain or  prohibit,  or obtain damages or other relief in connection  with this  Agreement or the  transactions contemplated herein.

     8.3 All required consents of other parties and all other consents,  orders, and permits of federal,  state and local regulatory authorities (including those of the Commission and of state securities  authorities,  including any necessary
"no-action"   positions  and  exemptive  orders  from  such  federal  and  state authorities) to permit  consummation  of the  transactions  contemplated  herein shall have been  obtained,  except  where  failure  to obtain any such  consent, order,  or permit would not involve a risk of a material  adverse  effect on the assets or properties of the Acquiring Fund or the Acquired  Fund,  provided that either party hereto may waive any such conditions for itself.

     8.4 The  Registration  Statement shall have become effective under the 1933
Act, and no stop orders  suspending  the  effectiveness  thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or  proceeding  for that  purpose  shall  have been  instituted  or be  pending, threatened or contemplated under the 1933 Act.

     8.5  The  parties  shall  have  received  an  opinion  of  Reed  Smith  LLP substantially to the effect that for federal income tax purposes:

     a)   The transfer of all of the  Acquired  Fund's  assets to the  Acquiring
          Fund solely in exchange  for  Acquiring  Fund Shares  (followed by the
          distribution   of  Acquiring   Fund  Shares  to  the   Acquired   Fund
          Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization"  within the meaning of Section 368(a) of the Code,  and the Acquiring Fund and the Acquired Fund will each be a
          "party to a  reorganization"  within the meaning of Section  368(b) of the Code.

     b)   No gain or loss  will be  recognized  by the  Acquiring  Fund upon the receipt of the assets of the  Acquired  Fund  solely in  exchange  for
          Acquiring Fund Shares.

     c)   No gain or loss  will be  recognized  by the  Acquired  Fund  upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the  distribution  (whether actual or  constructive)  of  Acquiring  Fund Shares to Acquired  Fund
          Shareholders in exchange for their Acquired Fund Shares.

     d)   No gain or loss will be recognized  by any Acquired  Fund  Shareholder upon the  exchange  of its  Acquired  Fund Shares for  Acquiring  Fund
          Shares.

     e)   The aggregate tax basis of the Acquiring Fund Shares  received by each
          Acquired Fund Shareholder  pursuant to the Reorganization  will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately  prior to the  Reorganization.  The holding  period of the
          Acquiring Fund Shares received by each Acquired Fund  Shareholder will include the period  during  which the Acquired  Fund Shares  exchanged therefor  were held by such  shareholder,  provided the Acquired  Fund
          Shares are held as capital assets at the time of the Reorganization.

     f)   The tax basis of the Acquired  Fund's assets acquired by the Acquiring
          Fund will be the same as the tax basis of such assets to the  Acquired
          Fund immediately  prior to the  Reorganization.  The holding period of the assets of the  Acquired  Fund in the hands of the  Acquiring  Fund will  include the period  during  which those  assets were held by the
          Acquired Fund.

          Such  opinion  shall  be  based  on  customary  assumptions  and  such representations  Reed  Smith  LLP  may  reasonably  request,  and  the
          Acquired  Fund and Acquiring  Fund will  cooperate to make and certify the accuracy of such representations.  The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder
          with  respect  to any  asset  as to which  unrealized  gain or loss is required to be recognized  for federal  income tax purposes at the end of a taxable year (or on the termination or transfer  thereof) under a mark-to-market system of accounting.  Notwithstanding  anything herein to the contrary,  neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

                                   ARTICLE IX

                                    EXPENSES

     As soon  as  practical  after  the  Closing,  American  Century  Investment
Management, Inc., as adviser to the Acquiring Fund and Kopp Investment Advisors,
LLC,  as adviser  to the  Acquired  Fund,  or their  affiliates,  shall each pay one-half of all  expenses  associated  with the  Acquiring  Fund's and  Acquired
Fund's  participation  in the  Reorganization  (provided,  that American Century
Management,  Inc. and Kopp Investment  Advisors,  LLC shall share reasonable and necessary expenses associated with the Reorganization,  together with reasonable and necessary expenses associated with the reorganization involving the American
Century _____ Fund and the Kopp  ___________  Fund, in excess of $630,000 in the aggregate subject to mutual agreement), and, except as provided in the following proviso,  in no event  shall  the  Acquiring  Fund or  Acquired  Fund  bear such expenses;  provided,  however,  that the  Acquiring  Fund  shall  bear  expenses associated  with the  qualification  of  Acquiring  Fund  Shares for sale in the
various  states.   Reorganization  expenses  include,  without  limitation:  (a)
expenses associated with the preparation and filing of the Proxy Materials;  (b)
postage;  (c) printing;  (d)  accounting  fees;  (e) legal fees incurred by each
Fund;  (f)  solicitation  costs  of  the  transaction;  and  (g)  other  related administrative or operational  costs.  American Century  Investment  Management,
Inc. and Kopp Investment Advisors, LLC have entered into a Transaction Agreement dated  September 13, 2006 in which they agreed,  in Section 6.3 thereof,  to pay such expenses as  contemplated  in this Article IX. The  Acquiring  Fund and the
Acquired Fund are third party  beneficiaries  to Section 6.3 of that Transaction
Agreement.

                                   ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Maryland  Corporation,  on behalf of the Acquiring  Fund,  and the
Minnesota Corporation,  on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein,  and that this Agreement  constitutes the entire agreement between the parties.

     10.2 Except as specified in the next  sentence set forth in this  paragraph
10.2, the representations, warranties, and covenants contained in this Agreement or in any document  delivered  pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions  contemplated  hereunder.
The  covenants to be performed  after the Closing Date shall  continue in effect beyond the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

     This  Agreement may be  terminated by the mutual  agreement of the Maryland
Corporation  and the  Minnesota  Corporation.  In addition,  either the Maryland
Corporation  or the  Minnesota  Corporation  may at its  option  terminate  this
Agreement at or before the Closing Date due to:

     a)   a breach by the other of any  representation,  warranty,  or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

     b)   a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

     c)   a determination by a party's Board of Directors, as appropriate,  that the consummation of the transactions contemplated herein is not in the
          best   interest  of  the   Minnesota   Corporation   or  the  Maryland
          Corporation, respectively, and notice given to the other party hereto.

In the event of any such termination,  in the absence of willful default,  there shall be no  liability  for  damages  on the  part of the  Acquiring  Fund,  the
Maryland  Corporation,  the Acquired Fund, the Minnesota  Corporation,  or their respective  directors  or  officers,  to the  other  party or its  directors  or officers.

                                  ARTICLE XII

                                   AMENDMENTS

     This Agreement may be amended,  modified, or supplemented in such manner as may be  mutually  agreed  upon  in  writing  by the  officers  of the  Minnesota
Corporation  and the Maryland  Corporation as  specifically  authorized by their respective Board of Directors;  provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph
5.2 of this  Agreement,  no such  amendment  may have the effect of changing the provisions for  determining  the number of Acquiring Fund Shares to be issued to the Acquired  Fund  Shareholders  under this  Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference  purposes  only  and  shall  not  affect  in any  way the  meaning  or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts,  each of which shall be deemed an original.

     13.3 This Agreement  shall be governed by and construed in accordance  with the laws of the State of Missouri,  without regard to the conflict of laws rules of that or any other jurisdiction.

     13.4 This  Agreement  shall bind and inure to the  benefit  of the  parties hereto and their respective  successors and assigns,  but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder  shall be made by any party  without the written  consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person,  firm,  or  corporation,  other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF,  the parties have duly executed this Agreement,  all as of the date first written above.

                                      KOPP FUNDS, INC.
                                      on behalf of its portfolio,
                                      KOPP [_____] FUND

                                      ---------------------------------------
                                      John P. Flakne, Secretary

                                      [AMERICAN CENTURY ENTITY]
                                      on behalf of its portfolio,
                                      AMERICAN CENTURY [_______] FUND

                                      ---------------------------------------
                                      David H. Reinmiller, Vice President

                                                                       EXHIBIT B

                    FORM OF INVESTMENT SUBADVISORY AGREEMENT

     THIS INVESTMENT SUBADVISORY AGREEMENT  ("Agreement") is made as of the ____
day of ________,  2006, by and among KOPP INVESTMENT  ADVISORS,  LLC ("KIA"),  a
Minnesota limited liability company and AMERICAN CENTURY INVESTMENT  MANAGEMENT,
INC. (the "Subadvisor"), a Delaware corporation.

                                   WITNESSETH:

     WHEREAS,  KIA is the  investment  advisor to the Kopp Emerging  Growth Fund
(the "Fund"), a series of shares of Kopp Funds,  Inc.,  organized as an open-end management  investment  company  registered  with the  Securities  and  Exchange
Commission under the Investment Company Act of 1940, as amended (the "Investment
Company Act"); and

     WHEREAS,  KIA and the Subadvisor are both  investment  advisors  registered with the Securities and Exchange Commission under the Investment Advisers Act of
1940, as amended (the "Investment Advisers Act"); and

     WHEREAS,  Kopp  Funds,  Inc.  has  engaged  KIA to serve as the  investment advisor for the Fund pursuant to an Investment  Advisory  Agreement  dated as of
October 1, 1997, as amended,  supplemented  and otherwise  modified from time to time; and

     WHEREAS, KIA desires to engage the Subadvisor as a subadvisor for the Fund, and the Subadvisor desires to accept such engagement; and

     WHEREAS,  the  Board of  Directors  of the Fund has  determined  that it is advisable to enter into this Agreement.

     NOW,  THEREFORE,  in consideration of the premises and of the covenants and agreements  hereinafter set forth, and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

     1. INVESTMENT DESCRIPTION - APPOINTMENT. KIA hereby appoints and authorizes the  Subadvisor  to invest  the Fund's  portfolio  in a manner  consistent  with transitioning  the Fund's  portfolio  of assets  into the  American  Century New
Opportunities  II Fund ( "AC New  Opportunities  II Fund"), a series of American
Century  Mutual Funds,  Inc. Such a transition  shall occur prior to the closing date of the  reorganization  pursuant to which AC New Opportunities II Fund will acquire all of the Fund's assets.  The Subadvisor  accepts the  appointment  and agrees to furnish the services described herein.

     2. SERVICES AS INVESTMENT SUBADVISOR.

     (a) Subject to the general supervision of the Fund's Board of Directors and of KIA, the Subadvisor will (i) act in conformity with the Fund's Prospectus and
Statement of Additional Information,  the Investment Company Act, the Investment
Advisers Act, the Internal  Revenue Code of 1986,  as amended (the "Code"),  and all other  applicable  federal and state laws and  regulations,  as the same may from time to time be amended;  (ii) place  purchase and sale orders on behalf of the Fund;  (iv)  maintain  books and  records  with  respect  to the  securities transactions  of the Fund;  and (v) furnish the Fund's Board of  Directors  such periodic,  regular and special reports with respect to the Fund and its services hereunder  as  the  Board  may  reasonably  request  or as may  be  required  by applicable law or regulation.

     (b)  The  Subadvisor  will  furnish  Kopp  Funds,   Inc.  or  KIA  whatever
information,  including statistical data, Kopp Funds, Inc. or KIA may reasonably request with respect to the securities or other permissible instruments that the
Fund may hold or contemplate purchasing.

     (c) The  Subadvisor  will at all times comply with the policies  adopted by the Fund's Board of Directors of which it has received  written  notice.  If the
Subadvisor believes that a change in any of such policies shall be advisable, it shall recommend such change to KIA and the Fund's Board of Directors. Any change to any  such  policies  whether  suggested  by the  Subadvisor  or not  shall be approved by the Fund's Board of Directors  prior to the  implementation  of such change,  and  Subadvisor  will be given  reasonable  notice  of the  anticipated change.

     (d) All cash,  securities and other assets of the Fund shall be held at all times by such entity or entities engaged by Kopp Funds, Inc. to be the custodian
(collectively,  the  "custodian")  in  compliance  with  Section  17(f)  of  the
Investment  Company Act. The Subadvisor shall not be responsible for any custody arrangements  involving  any  assets  of the  Fund  or for  the  payment  of any custodial  charges or fees, nor shall the Subadvisor  have possession or custody of any such assets. All payments,  distributions and other transactions in cash, securities  or other assets in respect of the Fund shall be made  directly to or from the custodian. KIA shall provide, or shall direct the custodian to provide, to the Subadvisor from time to time such reports concerning assets, receipts and disbursements with respect to the Fund as the Subadvisor may request,  including daily  information on cash balances  available for  investment,  Fund redemption activity and market value of the  securities  or other  permissible  instruments held by the Fund.

     (e) KIA  acknowledges  and  agrees  that the  Subadvisor  is not the Fund's pricing agent,  and is not  responsible  for pricing the securities  held by any
Fund,  however the Subadvisor will provide  reasonable  assistance to the Fund's pricing  agents  in  valuing  securities  held  by the  Fund  for  which  market quotations are not readily available.

     (f) The  Subadvisor  makes no  representations  or  warranties,  express or implied, that any level of performance or investment results will be achieved by the Fund or that the Fund will perform  comparably with any standard,  including any other clients of the Subadvisor or index.

     (g) The Subadvisor will not consult with any other  subadvisors of the Fund or other  subadvisors to a series under common control with any Fund  concerning transactions of the Fund in securities or other assets.

     (h) The  Subadvisor  will  not  advise  or act for  the  Fund in any  legal proceedings,  including  bankruptcies or class actions,  involving securities or other  permissible  instruments held in the Fund or issues of those  securities, unless otherwise  agreed,  provided that the Subadvisor will provide  reasonable assistance to KIA and the custodian in connection with the filing and processing of claims and actions on behalf of the Fund.

     3. BROKERAGE.

     (a) In  executing  transactions  for the  Fund  and  selecting  brokers  or dealers,  the  Subadvisor  will seek to  obtain  the best  price  and  execution available and shall execute or direct the execution of all such  transactions as permitted  by law  and  in a  manner  that  is  consistent  with  its  fiduciary obligations to the Fund and its other  clients.  In assessing the best price and execution  available for any Fund transaction,  the Subadvisor will consider all factors it deems relevant  including,  but not limited to, breadth of the market in the  security,  the  price  of the  security,  the  financial  condition  and execution  capability  of the  broker or dealer  and the  reasonableness  of any commission for the specific  transaction and on a continuing  basis.  Consistent with  this  obligation,  when the  execution  and price  offered  by two or more brokers or dealers  are  comparable,  the  Subadvisor  may,  at its  discretion, execute  transactions with brokers and dealers who provide the Fund and/or other accounts over which the Subadvisor exercises investment discretion with research advice and other  services,  but in all instances best price and execution shall control.  The Subadvisor is authorized to place purchase and sale orders for the
Fund with brokers and/or dealers subject to the supervision of KIA and the Board of Directors of the Fund and in accordance with the limitations set forth in the registration statement for the Fund shares then in effect.

     (b) On  occasions  when the  Subadvisor  deems  the  purchase  or sale of a security  to be in the  best  interest  of a Fund  as well as one or more of its other clients, the Subadvisor may to the extent permitted by applicable law, but shall not be obligated to, aggregate the securities to be sold or purchased with those of its other  clients.  In such event,  allocation  of the  securities  so purchased or sold will be made by the  Subadvisor in a manner it considers to be equitable and consistent with its fiduciary  obligations to Kopp Funds, Inc. and to such other clients.  KIA recognizes  that, in some cases,  this procedure may limit the size of the position that may be acquired or sold for a Fund.

     4. INFORMATION PROVIDED TO KOPP FUNDS, INC.

     (a)  The  Subadvisor  will  keep  Kopp  Funds,  Inc.  and KIA  informed  of developments materially affecting the Fund.

     The Subadvisor  will provide Kopp Funds,  Inc. and KIA with such investment records, ledgers,  accounting and statistical data, written reports and analyses and other information as Kopp Funds, Inc. and KIA require for the preparation of registration statements, periodic and other reports and other documents required by federal and state laws and  regulations,  and particularly as may be required for the periodic  review,  renewal,  amendment or termination of this Agreement, and such additional  documents and  information as Kopp Funds,  Inc. and KIA may reasonably request for the management of their affairs.

     (c) At the  request  of the Board of  Directors,  a  representative  of the
Subadvisor shall provide a presentation on the Fund's performance and such other
matters  as  the  Board  of  Directors,   the  Subadvisor  and  KIA  believe  is
appropriate.

     (d) The Subadvisor shall furnish to regulatory  authorities any information or  reports in  connection  with such  services  as may be  lawfully  requested, provided,  however,  that the Subadvisor  shall not otherwise be responsible for the  preparation  and  filing of any other  reports  or  statements  (including, without  limitation,  any tax returns or financial  statements)  required of the
Fund by any governmental or regulatory agency,  except as expressly agreed to in writing.  The Subadvisor shall also, at Kopp Funds,  Inc.'s request,  certify to
Kopp Funds, Inc.'s independent  auditors that sales or purchases aggregated with those of other clients of the Subadvisor,  as described in Section 3 above, were allocated in a manner it considers to be equitable.

     (e) In compliance with the requirements of the Investment  Company Act, the
Subadvisor hereby agrees that all records that it maintains for the Fund are the property of Kopp Funds, Inc. and further agrees to surrender to Kopp Funds, Inc.
promptly  upon Kopp  Funds,  Inc.'s  written  request  any of such  records.  In addition,  the Subadvisor agrees to cooperate with Kopp Funds, Inc. and KIA when either of them is being examined by any regulatory authorities, and specifically agrees to  promptly  comply  with any  request  by such  authorities  to provide information  or records.  The  Subadvisor  further  agrees to  preserve  for the periods of time  prescribed  by the  Investment  Company Act and the  Investment
Advisers  Act the records it  maintains  in  accordance  with  Section  2(a)(iv)
hereof.

     (f) KIA will vote the Fund's  investment  securities in accordance with its proxy voting policy and procedures.  The Subadvisor shall not be responsible for any such voting.

     (g) In connection with the purchase and sale of securities of the Fund, the
Subadvisor  shall arrange for the  transmission to KIA and the custodian for the
Fund on a daily basis such  confirmation,  trade tickets and other  documents as may be  reasonably  necessary  to enable  them to perform  their  administrative responsibilities with respect to the Fund's investment  portfolio.  With respect to portfolio  securities  to be purchased or sold through the  Depository  Trust
Company, the Subadvisor shall arrange for the automatic transmission of the I.D.
confirmation  of the trade to the custodian of the Fund. The Subadvisor  will be responsible for providing  portfolio  trades to the Fund's  accounting agent for inclusion  in the daily  calculation  of the Fund's net asset value in a manner, and in accordance with such time  requirements  as KIA and the Subadvisor  shall agree on.

     5.  CONFIDENTIALITY.  The parties to this  Agreement  agree that each shall treat as  confidential in accordance with its policies and procedures to protect similar  confidential  information,  and with  applicable  law, all  information provided  by  a  party  to  the  others  regarding  such  party's  business  and operations, including without limitation the investment activities, holdings, or identities of shareholders of the Fund. All confidential information provided by a party hereto shall be used by any other parties hereto solely for the purposes of rendering  services pursuant to this Agreement and, except as may be required in carrying out the terms of this Agreement, shall not be disclosed to any third party without the prior consent of such providing party. The foregoing shall not be applicable to any  information  that is publicly  available  when provided or which thereafter  becomes publicly available other than in contravention of this paragraph.  The  foregoing  also  shall  not apply to any  information  which is required  to be  disclosed  by  any  regulatory  authority  in  the  lawful  and appropriate  exercise of its  jurisdiction  over a party,  by any auditor of the parties hereto, by judicial or administrative process or otherwise by applicable law or regulation;  provided,  however,  that the disclosing party shall provide reasonable notice to the other parties hereto prior to any such disclosure.

     6.  STANDARD  OF CARE.  In the absence of willful  misfeasance,  bad faith, gross negligence,  or reckless  disregard of its obligations or duties hereunder on the part of the  Subadvisor,  it, as an  inducement  to it to enter into this
Agreement,  shall  not be  subject  to  liability  to  KIA,  the  Fund or to any shareholder  of the Fund for any act or omission in the course of, or  connected with,  rendering  services hereunder for any losses that may be sustained in the purchase, holding or sale of any security.

     7.  COMPENSATION.  Subadvisor  will not  receive any  compensation  for the services rendered pursuant to this Agreement.

     8.  EXPENSES.  The  Subadvisor  shall not bear  out-of-pocket  expenses  in connection with the  performance of its services under this  Agreement.  Without limiting the foregoing, the Subadvisor will not be responsible for the following expenses:  (a) brokerage fees or commissions in connection with the execution of securities  transactions,  (b) taxes and interest;  and (c)  custodian  fees and expenses.

     9.  SERVICES TO OTHER  COMPANIES  OR  ACCOUNTS.  KIA  understands  that the
Subadvisor or its affiliates may act as investment  advisor to other clients and
KIA has no objection to the Subadvisor so acting.  In addition,  KIA understands that the persons  employed by the Subadvisor to assist in the performance of the
Subadvisor's  duties  hereunder  will not devote their full time to such service and nothing  contained  herein shall be deemed to limit or restrict the right of the  Subadvisor or any affiliate of the  Subadvisor to engage in and devote time and  attention  to other  business or to render  services  of  whatever  kind or nature.

     10. TERM AND TERMINATION OF AGREEMENT.

     (a) This Agreement shall become  effective upon approval by shareholders of the Fund of this Agreement and shall continue until the Fund is reorganized into
AC New  Opportunities II Fund. The Agreement may continue  thereafter so long as such continuance is specifically  approved at least annually by (i) the Board of
Directors  of  Kopp  Funds,  Inc.  or (ii) a vote of a  majority  of the  Fund's outstanding voting securities,  provided that in either event the continuance is also  approved by a majority of the Board of  Directors  who are not  interested persons  (as  defined  in the  Investment  Company  Act)  of any  party  to this
Agreement,  by a vote cast at a meeting called for the purpose of voting on such approval.

     (b) This Agreement is terminable without penalty as to the Fund on 60 days'
written notice by (i) the Board of Directors of Kopp Funds,  Inc.,  (ii) by vote of  holders  of a  majority  of a Fund's  shares,  (iii) by KIA,  or (iv) by the
Subadvisor,  and  will  terminate  automatically  upon  any  termination  of the investment  advisory  agreement between Kopp Funds, Inc. and KIA. This Agreement will  terminate  automatically  in the event of its  assignment.  The Subadvisor agrees to notify KIA of any  circumstances  that might result in this  Agreement being deemed to be assigned.

     11. REPRESENTATIONS.

     (a) KIA and the  Subadvisor  each  represents  that it is  registered as an investment  advisor  under the  Investment  Advisers  Act,  that it will use its reasonable best efforts to maintain such registration, and that it will promptly notify  the other if it  ceases  to be so  registered,  if its  registration  is suspended for any reason, or if it is notified by any regulatory organization or court of competent  jurisdiction  that it should show cause why its registration should not be  suspended  or  terminated.  KIA and the  Subadvisor  each further represents that it is registered  under the laws of all  jurisdictions  in which the conduct of its business hereunder requires such registration.

     (b) KIA represents and warrants that (i) the  appointment of the Subadvisor has been duly  authorized;  (ii) it has full power and  authority to execute and deliver this Agreement and to perform the services contemplated  hereunder,  and such execution, delivery and performance will not cause it to be in violation of its Articles of  Organization,  Bylaws,  or any material  laws; and (iii) it has received  a copy of Part II of the  Subadvisor's  Form ADV no less than 48 hours prior to entering into this Agreement.

     (c)  The  Subadvisor  represents  and  warrants  that  (i) its  service  as subadvisor  hereunder  has been  duly  authorized;  (ii) it has full  power  and authority  to execute and deliver  this  Agreement  and to perform the  services contemplated  hereunder,  and such execution,  delivery and performance will not cause it to be in  violation  of its  organizational  documents,  its  Bylaws or material  laws;  (iii) it will at all  times in the  performance  of its  duties hereunder comply in all material  respects with the provisions of the Investment
Company  Act, the  Investment  Advisers  Act, the Code and all other  applicable federal and state laws and regulations,  as the same may be amended from time to time; and (iv) it has all controls  necessary to perform its  obligations  under and comply with the representations and warranties it made in this Agreement.

     12.  AMENDMENT OF THIS  AGREEMENT.  No provision of this  Agreement  may be changed,  waived,  discharged or terminated orally, but only by an instrument in writing  signed by the party against which  enforcement  of the change,  waiver, discharge or termination is sought.

     13. ENTIRE  AGREEMENT.  This  Agreement  constitutes  the entire  agreement between the parties hereto on the subject matter described herein.

     14. INDEPENDENT CONTRACTOR. In the performance of its duties hereunder, the
Subadvisor  is and shall be an  independent  contractor  and,  unless  otherwise expressly  provided  or  authorized,  shall  have  no  authority  to act  for or represent  Kopp Funds,  Inc. or KIA in any way, or  otherwise be deemed to be an agent of Kopp Funds, Inc. or KIA.

     15. SEVERABILITY.  If any provision of this Agreement shall be held or made invalid by a court decision, statue, rule or similar authority, the remainder of this Agreement shall not be affected thereby.

     16. NOTICES. All notices and other communications  hereunder shall be given or  made in  writing  and  shall  be  delivered  personally,  or sent by  telex, telecopy,  express  delivery or registered or certified mail,  postage  prepaid, return receipt  requested,  to the party or parties to whom they are directed at the  following  addresses,  or at such other  addresses as may be  designated by notice from such party to all other parties.

         To the Subadvisor:

                                 American Century Investment Management, Inc.
                                 American Century Investments
                                 4500 Main Street
                                 Kansas City, Missouri  64111
                                 Attention:  David H. Reinmiller, Esq.
                                 Attn:  816-340-4964

         To KIA:

                                 Kopp Investment Advisors, LLC
                                 7701 France Avenue South, Suite 500
                                 Edina, Minnesota  55435
                                 Attn:  John P. Flakne
                                 Fax No.:  952-841-0475

Any notice,  demand or other  communication given in a manner prescribed in this
Section shall be deemed to have been delivered on receipt.

     17.  DISCLOSURE.  KIA shall not,  without the prior written  consent of the
Subadvisor,  make  representations  regarding or reference the Subadvisor or any affiliates in any disclosure document, advertisement,  sales literature or other promotional  materials;  PROVIDED,  HOWEVER,  the Subadvisor  need not review or consent to any reference to its name only or any language that it has previously approved for use in another document.

     18.  FORCE  MAJEURE.  The  Subadvisor  shall not be liable for any failure, delay or interruption  in the  performance of its obligations  hereunder if such failure,  delay or interruption  results from the occurrence of any acts, events or circumstances beyond the Subadvisor's  reasonable control, and the Subadvisor shall have no responsibility of any kind for any loss or damage thereby incurred or suffered by KIA or Kopp Funds, Inc. In such case, the terms of this Agreement shall continue in full force and effect and the Subadvisor  obligations shall be performed or carried out as soon as legally and  practicably  possible after the cessation of such acts, events or circumstances.

     IN WITNESS  WHEREOF,  the parties hereto have caused this  instrument to be executed by their  officers  designated  below on the day and year first written above.

KOPP INVESTMENT ADVISORS, LLC            AMERICAN CENTURY INVESTMENT
                                         MANAGEMENT, INC.

By:                                      By:
     ---------------------------------       -----------------------------------
Name:  John P. Flakne                        Name:  David C. Tucker
Title:  Executive Vice President,            Title:  Senior Vice President
Chief Financial Officer and Secretary

                                                                       EXHIBIT C

                        SUMMARY OF INVESTMENT LIMITATIONS

     The   following   chart   contains  a  summary  of  the   fundamental   and
non-fundamental  investment  limitations  of AC Equity  Growth Fund and Kopp TQM
Fund.  A policy  that is  fundamental  may not be  changed  without  shareholder approval.

------------------------------------------------------- -----------------------------------------------------
                AC EQUITY GROWTH FUND                                      KOPP TQM FUND
------------------------------------------------------- -----------------------------------------------------
FUNDAMENTAL INVESTMENT POLICIES                         FUNDAMENTAL INVESTMENT POLICIES
------------------------------------------------------- -----------------------------------------------------
SENIOR SECURITIES:                                      SENIOR SECURITIES:

The Fund may not issue senior securities, except as     The Fund may not issue senior securities, except as
permitted under the 1940 Act.                           permitted under the 1940 Act.
------------------------------------------------------- -----------------------------------------------------
BORROWINGS:                                             BORROWINGS:

The Fund may not borrow money, except for temporary     The Fund may (i) borrow money from banks and (ii)
or emergency purposes (not for leveraging or            make other investments or engage in other
investment) in an amount not exceeding 33 1/3% of the   transactions permissible under the 1940 Act which
Fund's total assets. For purposes of this policy,       may involve a borrowing, provided that the
short positions held by the Fund will not be            combination of (i) and (ii) shall not exceed 33
considered borrowings.                                  1/3% of the value of the Fund's assets (including
                                                        the amount borrowed), less the Fund's liabilities
                                                        (other than borrowings), except that the Fund may
                                                        borrow up to an additional 5% of its assets (not
                                                        including the amount borrowed) from a bank for
                                                        temporary or emergency purposes (but not for
                                                        leverage or the purchase of investments). The Fund
                                                        may also borrow money from other persons to the
                                                        extent permitted by applicable law.
------------------------------------------------------- -----------------------------------------------------
LENDING:                                                LENDING:

The Fund may not lend any security or make any other    The Fund may not make loans if, as a result, more
loan if, as a result, more than 33 1/3% of the Fund's   than 33 1/3% of the Fund's assets would be lent to
total assets would be lent to other parties, except     other persons, except through purchases of debt
(i) through the purchase of debt securities in          securities or other debt instruments or engaging in
accordance with its investment objective, policies      repurchase agreements.
and limitations or (ii) by engaging in repurchase
agreements with respect to portfolio securities.        The Fund has the related non-fundamental policy:

                                                        The Fund may not make any loans other than loans of
                                                        portfolio securities, except through purchases of
                                                        debt securities or other debt instruments or
                                                        engaging in repurchase agreements with respect to
                                                        portfolio securities.
------------------------------------------------------- -----------------------------------------------------
REAL ESTATE:                                            REAL ESTATE:

The Fund may not purchase or sell real estate unless    The Fund may not purchase or sell real estate
acquired as a result of ownership of securities or      unless acquired as a result of ownership of
other instruments. This policy shall not prevent the    securities or other instruments (but this shall not
Fund from investing in securities or other              prohibit the Fund from purchasing or selling
instruments backed by real estate or securities of      securities or other instruments backed by real
companies that deal in real estate or are engaged in    estate or of issuers engaged in real estate
the real estate business.                               activities).
------------------------------------------------------- -----------------------------------------------------
CONCENTRATION:                                          CONCENTRATION:

The Fund may not concentrate (invest 25% or more of     The Fund may not invest more than 25% of its assets
the Fund's total assets at the time of purchase) its    in securities of companies in any one industry.
investments in securities of issuers in a particular    "Industry" is defined to include groups of related
industry (other than securities issued or guaranteed    industries. This restriction does not apply to
by the U.S. government or any of its agencies or        obligations issued or guaranteed by the U.S.
instrumentalities).                                     government, its agencies or instrumentalities.
------------------------------------------------------- -----------------------------------------------------
UNDERWRITING:                                           UNDERWRITING:

The Fund may not act as an underwriter of securities    The Fund may not act as an underwriter of another
issued by others, except to the extent that the Fund    company's securities, except to the extent that the
may be considered an underwriter within the meaning     Fund may be deemed to be an underwriter within the
of the Securities Act of 1933 in the disposition of     meaning of the Securities Act of 1933, in
restricted securities.                                  connection with the purchase and sale of portfolio
                                                        securities.
------------------------------------------------------- -----------------------------------------------------
COMMODITIES:                                            COMMODITIES:

The Fund may not purchase or sell physical              The Fund may not purchase or sell physical
commodities unless acquired as a result of ownership    commodities unless acquired as a result of
of securities or other instruments provided this        ownership of securities or other instruments (but
limitation shall not prohibit the Fund from             this shall not prevent the Fund from purchasing or
purchasing or selling options and futures contracts     selling options, futures contracts, or other
or investing in securities or other instruments         derivative instruments, or from investing in
backed by physical commodities.                         securities or other instruments backed by physical
                                                        commodities).
------------------------------------------------------- -----------------------------------------------------
CONTROL:                                                CONTROL:
The Fund may not invest for purposes of exercising      No applicable limitation.
control over management.
------------------------------------------------------- -----------------------------------------------------
DIVERSIFICATION OF INVESTMENTS:                         DIVERSIFICATION OF INVESTMENTS:

The Fund is diversified as defined in the 1940 Act.     The Fund may not, with respect to 75% of its total
Diversified means that, with respect to 75% of its      assets, purchase securities of any issuer (except
total assets, the Fund will not invest more than 5%     securities issued or guaranteed by the U.S.
of its total assets in the securities of a single       government or any agency or instrumentality
issuer or own more than 10% of the outstanding voting   thereof) if, as a result, (i) more than 5% of the
securities of a single issuer.                          Fund's total assets would be invested in the

                                                        securities of that issuer or (ii) the Fund would
                                                        hold more than 10% of the outstanding voting
                                                        securities of that issuer.
------------------------------------------------------- -----------------------------------------------------
NON-FUNDAMENTAL INVESTMENT POLICIES:                    NON-FUNDAMENTAL INVESTMENT POLICIES:

In addition, the Fund is subject to the following       The following are the Fund's non-fundamental
investment policies that are not fundamental            investment policies, which may be changed by
and may be changed by the Board of Directors:           the Board of Directors without shareholder approval.
------------------------------------------------------- -----------------------------------------------------
SHORT SALES:                                            SHORT SALES:

The Fund may not sell securities short, unless it       The Fund may not sell securities short, unless the
owns or has the right to obtain securities equivalent   Fund owns or has the right to obtain securities
in kind and amount to the securities sold short, and    equivalent in kind and amount to the securities
provided that transactions in futures contracts and     sold short, or unless it covers such short sale as
options are not deemed to constitute selling            required by the current rules and positions of the
securities short.                                       Securities and Exchange Commission or its staff,

                                                        and provided that transactions in options, futures
                                                        contracts, options on futures contracts or other
                                                        derivative instruments are not deemed to constitute
                                                        selling securities short.
------------------------------------------------------- -----------------------------------------------------
ILLIQUID SECURITIES:                                    ILLIQUID SECURITIES:

The Fund may not purchase any security or enter into    The Fund may not invest in illiquid securities if,
a repurchase agreement if, as a result, more than 15%   as a result of such investment, more than 15% of
of its net assets would be invested in illiquid         its net assets would be invested in illiquid
securities. Illiquid securities include repurchase      securities, or such other amounts as may be
agreements not entitling the holder to payment of       permitted under the 1940 Act.
principal and interest within seven days, and
securities that are illiquid by virtue of legal or
contractual restrictions on resale or the absence of
a readily available market.
------------------------------------------------------- -----------------------------------------------------
BORROWINGS:                                             BORROWINGS:

The Fund may not purchase additional investment         The Fund may not borrow money except from banks or
securities at any time during which outstanding         through reverse repurchase agreements or mortgage
borrowings exceed 5% of the total assets of the Fund.   dollar rolls, and will not purchase securities when
For purposes of this policy, short positions held by    bank borrowings exceed 5% of its assets.
the Fund will not be considered borrowings.
------------------------------------------------------- -----------------------------------------------------
PURCHASES ON MARGIN:                                    PURCHASES ON MARGIN:

The Fund may not purchase securities on margin,         The Fund may not purchase securities on margin,
except to obtain such short-term credits as are         except that it may obtain such short-term credits
necessary for the clearance of transactions, and        as are necessary for the clearance of transactions;
provided that margin payments in connection with        and provided that margin deposits in connection
futures contracts and options on futures contracts      with futures contracts, options on futures
shall not constitute purchasing securities on margin.   contracts or other derivative instruments shall not
                                                        constitute purchasing securities on margin.
------------------------------------------------------- -----------------------------------------------------
SECURITIES OF OTHER INVESTMENT COMPANIES                SECURITIES OF OTHER INVESTMENT COMPANIES:

The Fund may invest up to 10% of its total assets in    The Fund may not purchase securities of other
other investment companies, such as mutual funds,       investment companies except in compliance with the
provided that the investment is consistent with its     1940 Act.
investment policies and restrictions. These
investments may include investments in money market
funds managed by American Century. Under the 1940
Act, the Fund's investment in such securities,
subject to certain exceptions, currently is limited to
*  3% of the total voting stock of any one investment
company;
*  5% of the Fund's total assets with respect to any
one investment company;
   and
*  10% of the Fund's total assets in the aggregate.
------------------------------------------------------- -----------------------------------------------------
INVESTMENT POLICY:                                      INVESTMENT POLICY:

No applicable limitation.                               The Fund may not make any change in its investment
                                                        policy of investing at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in
                                                        the investments suggested by the Fund's name
                                                        without first providing shareholders of the Fund
                                                        with at least 60 days' notice.
------------------------------------------------------- -----------------------------------------------------
                                                        LOANS:

                                                        The Fund may not make any loans other than loans of
                                                        portfolio securities, except through purchases of
                                                        debt securities or debt instruments or engaging in
                                                        repurchase agreements with respect to portfolio
                                                        securities.
------------------------------------------------------- -----------------------------------------------------

The following chart contains a summary of the  fundamental  and  non-fundamental investment  limitations of AC New Opportunities II Fund and Kopp Emerging Growth
Fund.  A policy  that is  fundamental  may not be  changed  without  shareholder approval.

---------------------------------------------------------- ------------------------------------------------------
              AC NEW OPPORTUNITIES II FUND                                KOPP EMERGING GROWTH FUND
---------------------------------------------------------- ------------------------------------------------------
FUNDAMENTAL INVESTMENT POLICIES:                           FUNDAMENTAL INVESTMENT POLICIES:

---------------------------------------------------------- ------------------------------------------------------
ISSUING SENIOR SECURITIES:                                 ISSUING SENIOR SECURITIES:

The Fund may not issue senior securities, except as        The Fund may not issue senior securities, except as
permitted under the 1940 Act.                              permitted under the 1940 Act.
---------------------------------------------------------- ------------------------------------------------------
BORROWING:                                                 BORROWING:

The Fund may not borrow money, except for temporary or     The Fund may (i) borrow money from banks and (ii) make
emergency purposes (not for leveraging or investment) in   other investments or engage in other transactions
an amount not exceeding 33 1/3% of the Fund's total        permissible under the 1940 Act which may involve a
assets.                                                    borrowing, provided that the combination of (i) and
                                                           (ii) shall not exceed 33 1/3% of the value of the
                                                           Fund's assets (including the amount borrowed), less
                                                           the Fund's liabilities (other than borrowings), except
                                                           that the Fund may borrow up to an additional 5% of its
                                                           assets (not including the amount borrowed) from a bank
                                                           for temporary or emergency purposes (but not for
                                                           leverage or the purchase of investments). The Fund may
                                                           also borrow money from other persons to the extent
                                                           permitted by applicable law.
---------------------------------------------------------- ------------------------------------------------------
LENDING:                                                   LENDING:

The Fund may not lend any security or make any other       The Fund may not make loans if, as a result, more than
loan if, as a result, more than 331/3% of the Fund's       33 1/3% of the Fund's assets would be lent to other
total assets would be lent to other parties, except (i)    persons, except through purchases of debt securities
through the purchase of debt securities in accordance      or other debt instruments or engaging in repurchase
with its investment objective, policies and limitations    agreements.

or (ii) by engaging in repurchase agreements with
respect to portfolio securities.
---------------------------------------------------------- ------------------------------------------------------
REAL ESTATE:                                               REAL ESTATE:

The Fund may not purchase or sell real estate unless       The Fund may not purchase or sell real estate unless
acquired as a result of ownership of securities or other   acquired as a result of ownership of securities or
instruments. This policy shall not prevent the Fund from   other instruments (but this shall not prohibit the
investing in securities or other instruments backed by     Fund from purchasing or selling securities or other
real estate or securities of companies that deal in real   instruments backed by real estate or of issuers
estate or are engaged in the real estate business.         engaged in real estate activities).
---------------------------------------------------------- ------------------------------------------------------
CONCENTRATION:                                             CONCENTRATION:

The Fund may not concentrate its investments in            The Fund may not invest more than 25% of its assets in
securities of issuers in a particular industry (other      securities of companies in any one industry.
than securities issued or guaranteed by the U.S.           "Industry" is defined to include groups of related
government or any of its agencies or instrumentalities).   industries. This restriction does not apply to
                                                           obligations issued or guaranteed by the U.S.
                                                           government, its agencies or instrumentalities.
---------------------------------------------------------- ------------------------------------------------------
UNDERWRITING:                                              UNDERWRITING:

The Fund may not act as an underwriter of securities       The Fund may not act as an underwriter of another
issued by others, except to the extent that the Fund may   company's securities, except to the extent that the
be considered an underwriter within the meaning of the     Fund may be deemed to be an underwriter within the
Securities Act of 1933 in the disposition of restricted    meaning of the Securities Act of 1933, in connection
securities.                                                with the purchase and sale of portfolio securities.
---------------------------------------------------------- ------------------------------------------------------
INVESTING IN COMMODITIES:                                  INVESTING IN COMMODITIES:

The Fund may not purchase or sell physical commodities     The Fund may not purchase or sell physical commodities
unless acquired as a result of ownership of securities     unless acquired as a result of ownership of securities
or other instruments, provided that this limitation        or other instruments (but this shall not prevent the
shall not prohibit the Fund from purchasing or selling     Fund from purchasing or selling options, futures
options and futures contracts or from investing in         contracts, or other derivative instruments, or from
securities or other instruments backed by physical         investing in securities or other instruments backed by
commodities.                                               physical commodities); and
---------------------------------------------------------- ------------------------------------------------------
CONTROL:
                                                CONTROL:
The Fund may not invest for purposes of exercising         No applicable limitation.
control over management.
---------------------------------------------------------- ------------------------------------------------------
DIVERSIFICATION OF INVESTMENTS:                            DIVERSIFICATION OF INVESTMENTS:

The Fund is diversified as defined in the 1940 Act.        No applicable limitation because the Fund is a
Diversified means that, with respect to 75% of its total   non-diversified investment company.
assets, the Fund will not invest more than 5% of
its total assets in the securities of a single issuer or
own more than 10% of the outstanding voting securities
of a single issuer.
---------------------------------------------------------- ------------------------------------------------------
NON-FUNDAMENTAL INVESTMENT POLICIES                        NON-FUNDAMENTAL INVESTMENT POLICIES:

In addition, the Fund is subject to the following          The following are the Fund's non-fundamental
investment policies that are not fundamental and may be    investment policies, which may be changed by the Board
changed by the Board of Directors:                         of Directors without shareholder approval.
---------------------------------------------------------- ------------------------------------------------------
ILLIQUID SECURITIES:                                       ILLIQUID SECURITIES:

The Fund may not purchase any security or enter into a     The Fund may not invest in illiquid securities if, as
repurchase agreement if, as a result, more than 15% of     a result of such investment, more than 15% of its net
its net assets would be invested in illiquid securities.   assets would be invested in illiquid securities, or
Illiquid securities include repurchase agreements not      such other amounts as may be permitted under the 1940
entitling the holder to payment of principal and           Act.
interest within seven days, and securities that are
illiquid by virtue of legal or contractual restrictions
on resale or the absence of a readily available market.
---------------------------------------------------------- ------------------------------------------------------
SHORT SALES:                                               SHORT SALES:

The Fund may not sell securities short, unless it owns     The Fund may not sell securities short, unless the
or has the right to obtain securities equivalent in kind   Fund owns or has the right to obtain securities
and amount to the securities sold short, and provided      equivalent in kind and amount to the securities sold
that transactions in futures contracts and options are     short, or unless it covers such short sale as required
not deemed to constitute selling securities short.         by the current rules and positions of the Securities
                                                           and Exchange Commission or its staff, and provided
                                                           that transactions in options, futures contracts,
                                                           options on futures contracts or other derivative
                                                           instruments are not deemed to constitute selling
                                                           securities short.
---------------------------------------------------------- ------------------------------------------------------
MARGIN PURCHASES:                                          MARGIN PURCHASES:

The Fund may not purchase securities on margin, except     The Fund may not purchase securities on margin, except
to obtain such short-term credits as are necessary for     that the Fund may obtain such short-term credits as
the clearance of transactions, and provided that margin    are necessary for the clearance of transactions; and
payments in connection with futures contracts and          provided that margin deposits in connection with
options on futures contracts shall not constitute          futures contracts, options on futures contracts or
purchasing securities on margin.                           other derivative instruments shall not constitute
                                                           purchasing securities on margin.
---------------------------------------------------------- ------------------------------------------------------
FUTURES CONTRACTS:                                         FUTURES CONTRACTS:

The Fund may enter into futures contracts and write and    No applicable limitation.
buy put and call options relating to futures contracts.
The Fund may not, however, enter into leveraged futures
transactions if it would be possible for the Fund to
lose more than the notional value of the investment.
---------------------------------------------------------- ------------------------------------------------------
SECURITIES OF OTHER INVESTMENT COMPANIES                   SECURITIES OF OTHER INVESTMENT COMPANIES:

The Fund may invest up to 10% of its total assets in       The Fund may not purchase securities of other
other investment companies, such as mutual funds,          investment companies except in compliance with the
provided that the investment is consistent with its        1940 Act.
investment policies and restrictions. These investments
may include investments in money market funds managed by
American Century. Under the 1940 Act, the Fund's
investment in such securities, subject to certain
exceptions, currently is limited to
*  3% of the total voting stock of any one investment
company;
*  5% of the Fund's total assets with respect to any one
investment company;
   and
*  10% of the Fund's total assets in the aggregate.
---------------------------------------------------------- --------------------------------------------------------
BORROWING:                                                 BORROWING:

The Fund may not purchase additional investment            The Fund may not borrow money except from banks or
securities at any time during which outstanding            through reverse repurchase agreements or mortgage
borrowings exceed 5% of the total assets of the Fund.      dollar rolls, and will not purchase securities when
                                                           bank borrowings exceed 5% of its assets.
---------------------------------------------------------- --------------------------------------------------------
INVESTMENT POLICY:                                         INVESTMENT POLICY:

No applicable limitation.                                  The Fund may not make any change in its investment
                                                           policy of investing at least 80% of its net assets
                                                           (plus any borrowings for investment purposes) in the
                                                           investments suggested by the Fund's name without first
                                                           providing shareholders of the Fund with at least 60
                                                           days' notice.
---------------------------------------------------------- --------------------------------------------------------
LOANS:                                                     LOANS:

No applicable limitation.                                  The Fund may not make any loans other than loans of
                                                           portfolio securities, except through purchases of debt
                                                           securities or other debt instruments or engaging in
                                                           repurchase agreements with respect to portfolio
                                                           securities.
---------------------------------------------------------- --------------------------------------------------------
INVESTMENT IN ISSUES WITH LIMITED OPERATING HISTORIES:     INVESTMENT IN ISSUES WITH LIMITED OPERATING HISTORIES:
The Fund may invest a portion of its equity assets in      No applicable limitation.
the equity securities of issuers with limited operating
histories. An issuer is considered to have a limited
operating history if that issuer has a record of less
than three years of continuous operation. Periods of
capital formation, incubation, consolidations, and
research and development may be considered in
determining whether a particular issuer has a record of
three years of continuous operation.

---------------------------------------------------------- --------------------------------------------------------

                                                                       EXHIBIT D

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

AC Equity Growth Fund

AC Equity Growth Fund - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31

---------------------------------------------------------------------------------------------
                 1996    1997    1998    1999   2000    2001    2002    2003     2004   2005
---------------------------------------------------------------------------------------------
Investor Class  27.34%  36.06%  25.45%  18.47% -10.95% -11.01% -20.32%  30.27%  13.98%  7.30%
---------------------------------------------------------------------------------------------
S&P 500 Index   22.96%  33.36%  28.58%  21.04%  -9.10% -11.89% -22.10% 28.68%   10.88%  4.91%
---------------------------------------------------------------------------------------------

Data presented  reflect past  performance.  Past  performance is no guarantee of future results.  Current performance may be higher or lower than the performance shown.  Investment  return and principal  value will  fluctuate,  and redemption value may be more or less than original cost. To obtain performance data current
to  the  most   recent   month  end,   please  call   1-800-345-2021   or  visit
americancentury.com.

Unless  otherwise   indicated,   performance  reflects  Investor  Class  shares;
performance  for  other  share  classes  will  vary  due to  differences  in fee structure.  For information about other share classes available,  please consult the prospectus.  Data assumes  reinvestment of dividends and capital gains,  and none of the charts  reflect the deduction of taxes that a shareholder  would pay on fund  distributions  or the redemption of fund shares.  Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction  costs and management fees) that reduce returns,  while the total returns of the index do not.

AC Equity Growth Fund- Portfolio Commentary

PORTFOLIO MANAGERS: BILL MARTIN, TOM VAIANA, AND FEI ZOU

PERFORMANCE SUMMARY

In 2005, AC Equity Growth Fund  outperformed  its benchmark,  the S&P 500 Index, for the fifth  consecutive  year. The portfolio  posted a total return of 7.30%*
for the year, while the S&P 500 returned 4.91%.

STOCK MARKET REVIEW

Stocks  quietly  generated  modest gains in 2005,  their third  straight year of positive performance.  Energy was the dominant theme in the stock market for the year,  with oil  prices  reaching  a record  high of more  than $70 a barrel  in
August. Rising short-term interest rates and a devastating hurricane season also served as headwinds for the stock market during the year.

Positive influences on the market included  unexpectedly strong earnings,  which enabled the S&P 500 to extend its streak of  double-digit  earnings growth to 14 consecutive quarters. However, this growth was driven almost entirely by sharply higher profits in the energy sector.  The economy remained  healthy,  growing by
3.5% in 2005,  and declining  oil prices late in the year helped ease  inflation concerns.

Overall,  the major stock  indexes each  advanced by  approximately  5% in 2005.
Based on the performance of the Standard & Poor's indexes, mid-cap stocks posted the best results,  followed by small-cap and large-cap  issues. In the large-cap segment of the market,  value stocks outperformed growth for the sixth year in a row.

Eight of the ten  sectors  in the S&P 500  gained  in 2005,  led by  energy  and utilities--the  biggest  beneficiaries  of higher  energy  prices.  The only two sectors of the market to decline during the year were consumer discretionary and telecommunication services.

HEALTH CARE STOCKS OUTPERFORMED

Successful stock selection was the key to AC Equity Growth Fund's outperformance of the S&P 500 in 2005.  The best results by far were in the health care sector, which was responsible for nearly  two-thirds of the portfolio's  outperformance.
Five of the top ten contributors to relative results were health care stocks.

Health  care  providers   posted  the  best  results,   led  by  wholesale  drug
distributors McKesson and  AmerisourceBergen.  Both companies benefited from the successful transition to a fee-for-services  business model, which led to higher profit margins and strong earnings growth.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/05               6/30/05
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           4.0%                  3.7%
--------------------------------------------------------------------------------
Intel Corp.                                 2.4%                  3.0%
--------------------------------------------------------------------------------
Johnson & Johnson                           2.3%                  3.0%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.2%                  3.1%
--------------------------------------------------------------------------------
American Express Co.                        2.0%                  2.0%
--------------------------------------------------------------------------------
Amgen Inc.                                  1.9%                  1.6%
--------------------------------------------------------------------------------
Wells Fargo & Co.                           1.9%                  2.0%
--------------------------------------------------------------------------------
Viacom, Inc. Cl B                           1.8%                  1.6%
--------------------------------------------------------------------------------
Capital One
Financial Corp.                             1.7%                  1.5%
--------------------------------------------------------------------------------
McKesson Corp.                              1.7%                  1.7%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

AC Equity Growth Fund - Portfolio Commentary

Other top performers in health care included managed health care provider CIGNA, which  benefited  from  improving  profit  margins  and  stabilizing  membership numbers,  and Kos  Pharmaceuticals,  which reported strong sales of its flagship cholesterol drug.

WINNERS IN ENERGY AND INDUSTRIALS

Stock selection was also beneficial in the energy and industrials  sectors.  The top individual contributor in the portfolio was oil & gas producer Sunoco, which surged as refining profit margins increased sharply.

In  the  industrial  sector,  credit  reporting  agency  Equifax  was  the  best contributor.  The rise in credit card debt, personal bankruptcies,  and identity theft increased demand for the credit reports provided by Equifax.

TECHNOLOGY STOCKS WERE MIXED

Information  technology  stocks  produced  mixed results,  with stock  selection detracting  fractionally from relative performance.  Two of the top contributors in the portfolio  were Apple  Computer,  which more than doubled during the year thanks to the runaway success of the iPod, and cell phone maker Motorola,  which posted healthy earnings growth and captured a higher share of the U.S. market.

However,  the  fund's  two worst  contributors  to  relative  results  were also technology  stocks.  Computer giant IBM declined after  reporting  disappointing earnings and  restructuring  its European  operations,  while Internet  provider
EarthLink suffered user losses early in the year that weighed on revenues.

CONSUMER STAPLES DETRACTED FROM RESULTS

The portfolio's only significant  detractor from performance relative to the S&P
500 was the consumer  staples  sector.  Although  several fund  holdings in this sector  underperformed  during the  year--including  fresh  produce  distributor
Chiquita Brands  International and battery maker Energizer  Holdings--the  worst contributors  were  stocks in the index that  performed  well but were absent or underrepresented  in the portfolio.  Examples  include tobacco  products company
Altria and beverage maker PepsiCo.

AC EQUITY GROWTH FUND'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
McKesson Corp.                              1.72%                 0.14%
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                        1.55%                  --
--------------------------------------------------------------------------------
Sunoco, Inc.                                1.60%                 0.09%
--------------------------------------------------------------------------------
Capital One Financial
Corp.                                       1.73%                 0.23%
--------------------------------------------------------------------------------
Hospira Inc.                                1.52%                 0.06%
--------------------------------------------------------------------------------

AC EQUITY GROWTH FUND'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
General Electric Co.                         --                   3.29%
--------------------------------------------------------------------------------
Citigroup Inc.                               --                   2.18%
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                        --                   1.72%
--------------------------------------------------------------------------------
Microsoft Corporation                       0.41%                 2.13%
--------------------------------------------------------------------------------
American International
Group, Inc.                                  --                   1.57%
--------------------------------------------------------------------------------

AC New Opportunities II Fund - Performance
TOTAL RETURNS AS OF OCTOBER 31, 2005

                                              --------------
                                              AVERAGE ANNUAL

                                                 RETURNS

--------------------------------------------------------------------------------
                                                 SINCE           INCEPTION
                                 1 YEAR        INCEPTION           DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                   10.14%         7.66%              6/1/01
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX(1)     10.91%         1.96%(2)             --
--------------------------------------------------------------------------------
A Class                                                           1/31/03
   No sales charge*               9.91%        20.18%(3)
   With sales charge*             3.61%        17.66%(3)
--------------------------------------------------------------------------------
B Class                                                           1/31/03
   No sales charge*               9.03%        19.27%(3)
   With sales charge*             5.02%        18.48%(3)
--------------------------------------------------------------------------------
C Class                           9.16%        19.46%(3)          1/31/03
--------------------------------------------------------------------------------

*Sales  charges  include  initial sales charges and  contingent  deferred  sales charges  (CDSCs),  as  applicable.  A Class shares have a maximum  5.75% initial sales charge for equity  funds and may be subject to a maximum CDSC of 1.00%.  B
Class  shares  redeemed  within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum  CDSC of 1.00%.  Please see the Share Class  Information  pages for more about the applicable  sales charges for each share class.  The SEC requires that mutual funds provide  performance  information net of maximum sales charges in all cases where charges could be applied.

(1) (c) 2005  Reuters.  All  rights  reserved.  Any  copying,  republication  or redistribution  of Lipper  content,  including  by  caching,  framing or similar means,  is expressly  prohibited  without the prior  written  consent of Lipper.
Lipper shall not be liable for any errors or delays in the  content,  or for any actions taken in reliance  thereon.  The data contained herein has been obtained from  company  reports,  financial  reporting  services,  periodicals  and other resources  believed  to  be  reliable.  Although  carefully  verified,  data  on compilations  is not  guaranteed by Lipper Inc. -- A Reuters  Company and may be incomplete.  No offer  or  solicitations  to buy or sell  any of the  securities herein is being made by Lipper.

(2) Since  5/31/01,  the date nearest the Investor  Class's  inception for which data are available.

(3) Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 2/21/03, 2/1/03 to 2/10/03, and 2/1/03 to 6/30/03 for
the A,  B,  and C  Class  shares,  respectively.  Data  presented  reflect  past performance.  Past  performance  is no  guarantee  of  future  results.  Current performance may be higher or lower than the performance shown. Investment return and principal  value will  fluctuate,  and redemption  value may be more or less than original cost. To obtain  performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically small company  stocks  have  been  more  volatile  than the  stocks  of  larger,  more established companies.

Unless  otherwise   indicated,   performance  reflects  Investor  Class  shares;
performance  for  other  share  classes  will  vary  due to  differences  in fee structure.  For information about other share classes available,  please consult the prospectus.  Data assumes  reinvestment of dividends and capital gains,  and none of the charts  reflect the deduction of taxes that a shareholder  would pay on fund  distributions  or the redemption of fund shares.  Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction  costs and management fees) that reduce returns,  while the total returns of the index do not.

AC New Opportunities II Fund- Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended October 31

--------------------------------------------------------------------------------
                              2001*     2002      2003       2004       2005
--------------------------------------------------------------------------------
Investor Class               -9.60%    -8.19%    38.55%      9.39%     10.14%
--------------------------------------------------------------------------------
Russell 2000 Growth Index   -19.01%   -21.57%    46.56%      5.53%     10.91%
--------------------------------------------------------------------------------

* From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor  Class's  inception for which data are available.  Not annualized.

Data presented  reflect past  performance.  Past  performance is no guarantee of future results.  Current performance may be higher or lower than the performance shown.  Investment  return and principal  value will  fluctuate,  and redemption value may be more or less than original cost. To obtain performance data current
to  the  most   recent   month  end,   please  call   1-800-345-2021   or  visit
americancentury.com.  Historically  small company stocks have been more volatile than the stocks of larger, more established companies.

Unless  otherwise   indicated,   performance  reflects  Investor  Class  shares;
performance  for  other  share  classes  will  vary  due to  differences  in fee structure.  For information about other share classes available,  please consult the prospectus.  Data assumes  reinvestment of dividends and capital gains,  and none of the charts  reflect the deduction of taxes that a shareholder  would pay on fund  distributions  or the redemption of fund shares.  Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction  costs and management fees) that reduce returns,  while the total returns of the index do not.

New Opportunities II - Portfolio Commentary

THE NEW  OPPORTUNITIES  II INVESTMENT TEAM:  PORTFOLIO  MANAGERS TOM TELFORD AND
HAROLD S. BRADLEY AND INVESTMENT ANALYSTS STAFFORD SOUTHWICK AND MATT FERRETTI.

American  Century New  Opportunities  II advanced 10.14%* during the fiscal year ended October 31, 2005, lagging the 10.91% return of its benchmark,  the Russell
2000 Growth Index.

ECONOMIC REVIEW

The U.S.  economy  (as  measured  by gross  domestic  product  -- GDP) grew at a moderate rate during the fiscal year. The  annualized  "real" rate of GDP growth
(factoring out inflation)  ranged from 3.3% to 4.3%. Energy costs and short-term interest rates soared,  but "core" inflation  (excluding food and energy prices)
remained relatively stable.

Energy  costs  jumped 35% in the  Consumer  Price Index (CPI) for the year ended
September 30, 2005 (reported in October 2005) as crude oil futures  flirted with
$70 a barrel.  But the one-year  percentage  change in core CPI fell back to the same 2% level as a year earlier. Attempting to keep inflation under control, the
Federal  Reserve,  in  eight  quarter-point  increments,  raised  its  overnight interest  rate target two full  percentage  points to 3.75% by October 2005 from
1.75% in October 2004.

STOCK MARKET REVIEW

Overcoming rising fuel and interest costs, corporate earnings for the Standard &
Poor's 500 Index  (through the third quarter of 2005)  extended  their string of double-digit  growth to 12 straight  quarters.  The S&P 500, a key benchmark for larger-capitalization  companies,  returned  8.72%  in  the  fiscal  year.  That performance  trailed  its  smaller-cap  counterparts,  the  S&P  MidCap  400 and
SmallCap 600 indices, which gained 17.65% and 15.27%, respectively.

As a group,  small-cap value stocks  outpaced  small-cap  growth issues,  as the
Russell 2000 Value Index gained  13.04%,  213 bps more than the 10.91% return of the Russell 2000 Growth.

MATERIAL RESULTS

Solid security  selection in the materials sector,  especially in the metals and mining industry, contributed significantly to New Opportunities II's fiscal-year return.  Titanium  Metals Corp.,  a maker of titanium parts used in aircraft and
the  portfolio's   largest  average   individual   weighting  during  the  year,
exemplified the type of investment the New Opportunities II team targets.

TOP TEN HOLDINGS AS OF OCTOBER 31, 2005
AS A % OF NET ASSETS
--------------------------------------------------------------------------------
                                          10/31/05               4/30/05

--------------------------------------------------------------------------------
Titanium Metals Corp.                       3.6%                  1.8%
--------------------------------------------------------------------------------
Quidel Corp.                                2.5%                   --
--------------------------------------------------------------------------------
American Science
and Engineering Inc.                        2.4%                   --
--------------------------------------------------------------------------------
Administaff, Inc.                           1.9%                   --
--------------------------------------------------------------------------------
Matrix Service Co.                          1.7%                   --
--------------------------------------------------------------------------------
Radiation Therapy
Services Inc.                               1.7%                  1.5%
--------------------------------------------------------------------------------
Grant Prideco Inc.                          1.5%                  1.2%
--------------------------------------------------------------------------------
Knight Capital
Group, Inc. Cl A                            1.5%                   --
--------------------------------------------------------------------------------
FPIC Insurance
Group Inc.                                  1.5%                   --
--------------------------------------------------------------------------------
Ceradyne Inc.                               1.5%                   --
--------------------------------------------------------------------------------

*All fund returns  referenced in this  commentary are for Investor Class shares.
(continued)

Benefiting  from  surging  demand as aircraft  makers  sought  more  lightweight materials,  in part to combat rising jet fuel costs,  Titanium Metals  exhibited both solid earnings  acceleration  and strong relative price strength -- two key attributes for portfolio  inclusion.  The company's share price increased almost five-fold in the 12-month  period,  composing  about a third of the  portfolio's total return.

In  the  consumer  discretionary  sector,  sound  stock  picks  among  specialty retailers  and  an  avoidance  of  struggling  media  companies  and  multi-line retailers boosted relative performance for New Opportunities II. As a whole, the sector ranked second only to materials in positive absolute contributions to the portfolio.

Stock selection in industrials also generated  positive  results.  The portfolio bought a stake in Administaff,  a provider of human resources  staffing to small and  medium-sized  businesses,  and that company's  shares surged along with its earnings.

TRIPPING ON TECHNOLOGY

The  information  technology  sector  stripped  more  than  any  other  from New
Opportunities  II's  return.  The  portfolio's   underweight  position  couldn't
overcome  weak stock  selection  in  software,  semiconductors  and  information technology  services.  Six of the  portfolio's  10 leading  individual  relative detractors came from the IT sector. However, the portfolio did enjoy substantial contributions  from  Itron,  a maker of  electronic  meter  and data  collection equipment for the utility industry.

The portfolio's biggest decliner, Able Laboratories,  lost 90% of its value in a two-month  period in mid-2005.  The generic drug maker  abruptly  suspended  all manufacturing  and shipping  operations as regulatory  questions arose about its laboratory and production  procedures.  Shortly after the second quarter of 2005 ended,  the company lost its second chief  executive in two months and has since decided to auction all its assets.  New Opportunities II shed the stock, but not before incurring some of its damage.

An  overweight  in  financials  -- in large part  reflecting a decision to avoid bigger weights in IT and health care -- also hurt the portfolio's performance as rising  short-term  interest  rates  and a  flattening  yield  curve  challenged commercial banks, thrifts and other lenders.

INVESTMENT PHILOSOPHY

We remain  committed to pursuing an  investment  approach of  identifying  small companies  that appear to have  accelerating  earnings  and revenue  growth.  We believe this approach  provides the optimum  potential for long-term  investment rewards.

TOP FIVE INDUSTRIES AS OF OCTOBER 31, 2005
AS A % OF NET ASSETS
--------------------------------------------------------------------------------
                                          10/31/05               4/30/05

--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                 10.9%                  5.6%
--------------------------------------------------------------------------------
Capital Markets                             8.7%                  0.8%
--------------------------------------------------------------------------------
Commercial Banks                            6.2%                  3.5%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                  5.5%                  2.0%
--------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment                                   5.1%                  1.2%
--------------------------------------------------------------------------------
TYPES OF INVESTMENTS IN PORTFOLIO
AS A % OF NET ASSETS
--------------------------------------------------------------------------------
                                       10/31/05                4/30/05
--------------------------------------------------------------------------------
Common Stocks                           100.1%                  97.7%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          1.7%                   1.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (1.8)%                   1.1%
--------------------------------------------------------------------------------

                                                                       Exhibit E

                              FINANCIAL INFORMATION

AC Equity Growth Fund- Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                   INVESTOR CLASS
------------------------------------------------------------------------------------------
                               2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $22.08       $19.60       $15.19       $19.24       $21.77
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              0.22         0.25         0.17         0.15         0.13
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        1.39         2.47         4.41        (4.05)       (2.53)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         1.61         2.72         4.58        (3.90)       (2.40)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.22)       (0.24)       (0.17)       (0.15)       (0.13)
-------------------------
  From Net
  Realized Gains               (0.10)          --           --           --           --
------------------------------------------------------------------------------------------
  Total Distributions          (0.32)       (0.24)       (0.17)       (0.15)       (0.13)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $23.37       $22.08       $19.60       $15.19       $19.24
==========================================================================================
  TOTAL RETURN(2)               7.30%       13.98%       30.27%      (20.32)%     (11.01)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.67%        0.68%        0.69%        0.69%        0.68%
-------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                      0.98%        1.24%        1.00%        0.86%        0.64%
-------------------------
Portfolio Turnover Rate          106%          97%          95%         100%          79%
-------------------------
Net Assets, End of Period
(in thousands)             $1,962,596   $1,547,062   $1,188,103     $979,959   $1,465,026
------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  The  total  return of the  classes  may not precisely  reflect the class expense  differences  because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.  The calculation of net asset  values  to two  decimal  places  is  made  in  accordance  with  SEC guidelines  and does not  result in any gain or loss of value  between  one class and another.

See Notes to Financial Statements.

AC Equity Growth Fund - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
------------------------------------------------------------------------------------------
                               2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $22.07       $19.59       $15.17       $19.23       $21.77
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              0.17         0.20         0.13         0.11         0.08
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        1.37         2.47         4.41        (4.06)       (2.54)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         1.54         2.67         4.54        (3.95)       (2.46)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.16)       (0.19)       (0.12)       (0.11)       (0.08)
-------------------------
  From Net
  Realized Gains               (0.10)          --           --           --           --
------------------------------------------------------------------------------------------
  Total Distributions          (0.26)       (0.19)       (0.12)       (0.11)       (0.08)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $23.35       $22.07       $19.59       $15.17       $19.23
==========================================================================================
  TOTAL RETURN(2)               6.99%       13.71%       30.05%      (20.60)%     (11.28)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.92%        0.93%        0.94%        0.94%        0.93%
-------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                      0.73%        0.99%        0.75%        0.61%        0.39%
-------------------------
Portfolio Turnover Rate          106%          97%          95%         100%          79%
-------------------------
Net Assets, End of Period
(in thousands)               $265,812     $160,427     $114,404      $99,615     $132,214
------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any.  The  total  return of the  classes  may not precisely  reflect the class expense  differences  because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.  The calculation of net asset  values  to two  decimal  places  is  made  in  accordance  with  SEC guidelines  and does not  result in any gain or loss of value  between  one class and another.

See Notes to Financial Statements.

AC Equity Growth Fund - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                       C CLASS
------------------------------------------------------------------------------------------
                               2005         2004         2003         2002        2001(1)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $22.03       $19.55       $15.14       $19.23       $20.26
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(2)             --(3)         0.05        (0.01)       (0.02)       (0.04)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        1.37         2.47         4.43        (4.07)       (0.99)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         1.37         2.52         4.42        (4.09)       (1.03)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.02)       (0.04)       (0.01)          --          --
-------------------------
  From Net
  Realized Gains               (0.10)          --           --           --          --
------------------------------------------------------------------------------------------
  Total Distributions          (0.12)       (0.04)       (0.01)          --          --
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $23.28       $22.03       $19.55       $15.14       $19.23
==========================================================================================
  TOTAL RETURN(4)               6.23%       12.89%       29.20%      (21.23)%      (5.13)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.67%        1.68%        1.69%        1.69%     1.68%(5)
-------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                    (0.02)%        0.24%        0.00%      (0.14)%   (0.44)%(5)
-------------------------
Portfolio Turnover Rate          106%          97%          95%         100%       79%(6)
-------------------------
Net Assets, End of Period
(in thousands)                 $4,536       $2,088       $1,076         $268         $139
------------------------------------------------------------------------------------------

(1)  July 18, 2001 (commencement of sale) through December 31, 2001.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.  The total return  of  the  classes  may  not  precisely  reflect  the  class  expense differences  because of the impact of  calculating  the net asset values to two decimal  places.  If net asset values were  calculated to three decimal places,  the total return  differences would more closely reflect the class expense  differences.  The  calculation  of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio  turnover is calculated at the fund level.  Percentage  indicated
     was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

AC Equity Growth Fund- Financial Highlights--Semiannual

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $23.37      $22.08      $19.60      $15.19      $19.24      $21.77
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)                0.11        0.22        0.25        0.17        0.15        0.13
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.57        1.39        2.47        4.41       (4.05)      (2.53)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.68        1.61        2.72        4.58       (3.90)      (2.40)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.09)      (0.22)      (0.24)      (0.17)      (0.15)      (0.13)
--------------------------
  From Net
  Realized Gains                 (0.03)      (0.10)         --          --          --          --
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.12)      (0.32)      (0.24)      (0.17)      (0.15)      (0.13)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $23.93      $23.37      $22.08      $19.60      $15.19      $19.24
====================================================================================================
  TOTAL RETURN(3)                 2.95%       7.30%      13.98%      30.27%     (20.32)%    (11.01)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.67%(4)       0.67%       0.68%       0.69%       0.69%       0.68%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             0.87%(4)       0.98%       1.24%       1.00%       0.86%       0.64%
--------------------------
Portfolio Turnover Rate             54%        106%         97%         95%        100%         79%
--------------------------
Net Assets, End of Period
(in thousands)               $2,210,452  $1,962,596  $1,547,062  $1,188,103    $979,959  $1,465,026
----------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2006 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

AC Equity Growth Fund - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $23.35      $22.07      $19.59      $15.17      $19.23      $21.77
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)                0.08        0.17        0.20        0.13        0.11        0.08
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.58        1.37        2.47        4.41       (4.06)      (2.54)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.66        1.54        2.67        4.54       (3.95)      (2.46)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.07)      (0.16)      (0.19)      (0.12)      (0.11)      (0.08)
--------------------------
  From Net
  Realized Gains                 (0.03)      (0.10)         --          --          --          --
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.10)      (0.26)      (0.19)      (0.12)      (0.11)      (0.08)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $23.91      $23.35      $22.07      $19.59      $15.17      $19.23
====================================================================================================
  TOTAL RETURN(3)                 2.83%       6.99%      13.71%      30.05%     (20.60)%    (11.28)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.92%(4)       0.92%       0.93%       0.94%       0.94%       0.93%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             0.62%(4)       0.73%       0.99%       0.75%       0.61%       0.39%
--------------------------
Portfolio Turnover Rate             54%        106%         97%         95%        100%         79%
--------------------------
Net Assets, End of Period
(in thousands)                 $351,466    $265,812    $160,427    $114,404     $99,615    $132,214
----------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2006 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

AC Equity Growth Fund- Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                             C CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002       2001(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $23.28      $22.03      $19.55      $15.14      $19.23      $20.26
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(3)               (0.01)       --(4)       0.05       (0.01)      (0.02)      (0.04)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.57        1.37        2.47        4.43       (4.07)      (0.99)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.56        1.37        2.52        4.42       (4.09)      (1.03)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income                 --       (0.02)      (0.04)      (0.01)         --          --
--------------------------
  From Net
  Realized Gains                 (0.03)      (0.10)         --          --          --          --
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.03)      (0.12)      (0.04)      (0.01)         --          --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $23.81      $23.28      $22.03      $19.55      $15.14      $19.23
====================================================================================================
  TOTAL RETURN(5)                 2.42%       6.23%      12.89%      29.20%     (21.23)%     (5.13)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.67%(6)       1.67%       1.68%       1.69%       1.69%    1.68%(6)
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets           (0.13)%(6)     (0.02)%       0.24%       0.00%     (0.14)%  (0.44)%(6)
--------------------------
Portfolio Turnover Rate             54%        106%         97%         95%        100%      79%(7)
--------------------------
Net Assets, End of Period
(in thousands)                   $7,235      $4,536      $2,088      $1,076        $268        $139
----------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2006 (unaudited).

(2)  July 18, 2001 (commencement of sale) through December 31, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount is less than $0.005.

(5)  Total return  assumes  reinvestment  of net  investment  income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.  The total return  of  the  classes  may  not  precisely  reflect  the  class  expense differences  because of the impact of  calculating  the net asset values to two decimal  places.  If net asset values were  calculated to three decimal places,  the total return  differences would more closely reflect the class expense  differences.  The  calculation  of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio  turnover is calculated at the fund level.  Percentage  indicated
     was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

AC New Opportunities II Fund- Financial Highlights-Annual

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
----------------------------------------------------------------------------------------------
                                              2005      2004      2003     2002       2001(1)
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $6.29     $5.75     $4.15    $4.52        $5.00
----------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(2)            (0.06)    (0.07)    (0.05)   (0.05)       (0.01)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)     0.69      0.61      1.65    (0.32)       (0.47)
----------------------------------------------------------------------------------------------
  Total From Investment Operations            0.63      0.54      1.60    (0.37)       (0.48)
----------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Realized Gains                    (0.17)      --        --       --           --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $6.75     $6.29     $5.75    $4.15        $4.52
==============================================================================================
  TOTAL RETURN(3)                            10.14%     9.39%    38.55%   (8.19)%      (9.60)%
----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.50%     1.50%     1.50%     1.50%     1.50%(4)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       (0.93)%   (1.09)%   (1.11)%   (1.02)%   (0.81)%(4)
------------------------------------------
Portfolio Turnover Rate                        269%      255%      236%      182%          89%
------------------------------------------
Net Assets, End of Period (in thousands)    $43,157   $38,917   $32,512   $25,479      $18,217
----------------------------------------------------------------------------------------------

(1)  June 1, 2001 (fund inception) through October 31, 2001.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

AC New Opportunities II Fund - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                               A CLASS
--------------------------------------------------------------------------------
                                                 2005       2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $6.26      $5.74        $4.15
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(2)               (0.08)     (0.08)       (0.05)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.70       0.60         1.64
--------------------------------------------------------------------------------
  Total From Investment Operations               0.62       0.52         1.59
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Realized Gains                       (0.16)       --           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $6.72      $6.26        $5.74
================================================================================
  TOTAL RETURN(3)                                9.91%      9.06%       38.31%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.75%      1.75%     1.75%(4)
-------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          (1.18)%    (1.34)%   (1.47)%(4)
-------------------------------------------
Portfolio Turnover Rate                           269%       255%      236%(5)
-------------------------------------------
Net Assets, End of Period (in thousands)       $47,937    $20,337         $891
--------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through October 31, 2003.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return  assumes  reinvestment  of net  investment  income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.  The total return  of  the  classes  may  not  precisely  reflect  the  class  expense differences  because of the impact of  calculating  the net asset values to two decimal  places.  If net asset values were  calculated to three decimal places,  the total return  differences would more closely reflect the class expense  differences.  The  calculation  of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio  turnover is calculated at the fund level.  Percentage  indicated
     was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                  C CLASS
------------------------------------------------------------------------------------------
                                                    2005           2004            2003(1)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $6.20          $5.73             $4.15
------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income (Loss)(2)                  (0.13)         (0.13)            (0.07)
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)           0.70           0.60              1.65
------------------------------------------------------------------------------------------
  Total From Investment Operations                  0.57           0.47              1.58
------------------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Realized Gains                          (0.11)           --                --
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $6.66          $6.20             $5.73
==========================================================================================
  TOTAL RETURN(3)                                   9.16%          8.20%            38.07%
------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                               2.50%          2.50%       2.22%(4)(5)
---------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                             (1.93)%        (2.09)%     (1.97)%(4)(5)
---------------------------------------------
Portfolio Turnover Rate                              269%           255%           236%(6)
---------------------------------------------
Net Assets, End of Period (in thousands)           $3,414         $1,294               $34
------------------------------------------------------------------------------------------

(1)  January 31, 2003 (commencement of sale) through October 31, 2003.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return  assumes  reinvestment  of net  investment  income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.  The total return  of  the  classes  may  not  precisely  reflect  the  class  expense differences  because of the impact of  calculating  the net asset values to two decimal  places.  If net asset values were  calculated to three decimal places,  the total return  differences would more closely reflect the class expense  differences.  The  calculation  of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  During a portion of the period  ended  October 31,  2003,  the  distributor agreed to voluntarily waive the distribution and service fees. Had fees not been  waived the  annualized  ratio of  operating  expenses  to average net assets and the  annualized  ratio of net  investment  loss to  average  net assets would have been 2.50% and (2.25)%, respectively.

(6)  Portfolio  turnover is calculated at the fund level.  Percentage  indicated
     was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

AC New Opportunities II Fund Financial Highlights--Semiannual

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                   2006(1)     2005      2004      2003      2002       2001(2)
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $6.75      $6.29     $5.75     $4.15     $4.52       $5.00
--------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
   Net Investment
   Income (Loss)(3)                (0.04)     (0.06)    (0.07)    (0.05)    (0.05)      (0.01)
-------------------------------
   Net Realized and
   Unrealized Gain (Loss)           1.60       0.69      0.61      1.65     (0.32)      (0.47)
--------------------------------------------------------------------------------------------------
   Total From
   Investment Operations            1.56       0.63      0.54      1.60     (0.37)      (0.48)
--------------------------------------------------------------------------------------------------
Distributions
-------------------------------
   From Net Realized Gains         (0.22)     (0.17)      --        --        --          --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $8.09      $6.75     $6.29     $5.75     $4.15       $4.52
==================================================================================================
   TOTAL RETURN(4)                 23.55%     10.14%     9.39%    38.55%    (8.19)%     (9.60)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             1.50%(5)     1.50%     1.50%     1.50%     1.50%     1.50%(5)
-------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets           (1.21)%(5)   (0.93)%   (1.09)%   (1.11)%   (1.02)%   (0.81)%(5)
-------------------------------
Portfolio Turnover Rate               120%      269%      255%      236%      182%          89%
-------------------------------
Net Assets, End of Period
(in thousands)                     $51,169   $43,157   $38,917   $32,512   $25,479      $18,217
--------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2006 (unaudited).

(2)  June 1, 2001 (fund inception) through October 31, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

AC New Opportunities II Fund - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    A CLASS
--------------------------------------------------------------------------------
                                     2006(1)     2005      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $6.72      $6.26     $5.74       $4.15
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
   Net Investment
   Income (Loss)(3)                  (0.05)     (0.08)    (0.08)      (0.05)
----------------------------------
   Net Realized and
   Unrealized Gain (Loss)             1.60       0.70      0.60        1.64
--------------------------------------------------------------------------------
   Total From
   Investment Operations              1.55       0.62      0.52        1.59
--------------------------------------------------------------------------------
Distributions
----------------------------------
   From Net Realized Gains           (0.21)     (0.16)      --          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period       $8.06      $6.72     $6.26       $5.74
================================================================================
   TOTAL RETURN(4)                   23.42%      9.91%     9.06%      38.31%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.75%(5)     1.75%     1.75%     1.75%(5)
----------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets              (1.46)%(5)   (1.18)%   (1.34)%   (1.47)%(5)
----------------------------------
Portfolio Turnover Rate                  120%      269%      255%      236%(6)
----------------------------------
Net Assets, End of Period
(in thousands)                        $60,590   $47,937   $20,337         $891
--------------------------------------------------------------------------------

(1)  Six months ended April 30, 2006 (unaudited).

(2)  January 31, 2003 (commencement of sale) through October 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.  The total return  of  the  classes  may  not  precisely  reflect  the  class  expense differences  because of the impact of  calculating  the net asset values to two decimal  places.  If net asset values were  calculated to three decimal places,  the total return  differences would more closely reflect the class expense  differences.  The  calculation  of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio  turnover is calculated at the fund level.  Percentage  indicated
     was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

AC New Opportunities II Fund- Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                 C CLASS
--------------------------------------------------------------------------------
                                  2006(1)     2005      2004        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $6.66      $6.20     $5.73        $4.15
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
   Net Investment
   Income (Loss)(3)               (0.08)     (0.13)    (0.13)       (0.07)
-------------------------------
   Net Realized and
   Unrealized Gain (Loss)          1.60       0.70      0.60         1.65
--------------------------------------------------------------------------------
   Total From
   Investment Operations           1.52       0.57      0.47         1.58
--------------------------------------------------------------------------------
Distributions
-------------------------------
   From Net Realized Gains        (0.15)     (0.11)      --           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period    $8.03      $6.66     $6.20        $5.73
================================================================================
   TOTAL RETURN(4)                22.90%      9.16%     8.20%       38.07%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             2.50%(5)     2.50%     2.50%     2.22%(5)(6)
-------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets           (2.21)%(5)   (1.93)%   (2.09)%   (1.97)%(5)(6)
-------------------------------
Portfolio Turnover Rate               120%      269%      255%         236%(7)
-------------------------------
Net Assets, End of Period
(in thousands)                      $4,084    $3,414    $1,294             $34
--------------------------------------------------------------------------------

(1)  Six months ended April 30, 2006 (unaudited).

(2)  January 31, 2003 (commencement of sale) through October 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.  The total return  of  the  classes  may  not  precisely  reflect  the  class  expense differences  because of the impact of  calculating  the net asset values to two decimal  places.  If net asset values were  calculated to three decimal places,  the total return  differences would more closely reflect the class expense  differences.  The  calculation  of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  During a portion of the period  ended  October 31,  2003,  the  distributor agreed to voluntarily waive the distribution and service fees. Had fees not been  waived the  annualized  ratio of  operating  expenses  to average net assets and the annualized ratio of net investment  income (loss) to average net assets would have been 2.50% and (2.25)%, respectively.

(7)  Portfolio  turnover is calculated at the fund level.  Percentage  indicated
     was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER __, 2006

                          ACQUISITION OF THE ASSETS OF

                       KOPP TOTAL QUALITY MANAGEMENT FUND,
                          A SERIES OF KOPP FUNDS, INC.

                       7701 France Avenue South, Suite 500
                             Edina, Minnesota 55435
                          Telephone No: 1-888-533-KOPP

                        BY AND IN EXCHANGE FOR SHARES OF

                      AMERICAN CENTURY EQUITY GROWTH FUND,
          A SERIES OF AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

                                4500 Main Street
                           Kansas City, MO 64111-7709
                          Telephone No: 1-877-345-8836

This  Statement of  Additional  Information  dated  November __, 2006,  is not a prospectus. A Proxy Statement/Prospectus dated November __, 2006, related to the above-referenced  matter may be  obtained,  by  writing  or calling  Kopp at the
address  and  telephone  number  shown  above.   This  Statement  of  Additional
Information should be read in conjunction with such Proxy Statement/Prospectus.

                                TABLE OF CONTENTS

1.   Statement of Additional Information of American Century Equity Growth Fund,
     a series of American Century  Quantitative Equity Funds, Inc., dated May 1,
     2006, as supplemented on August 1, 2006.

2.   Statement of Additional  Information of Kopp Total Quality Management Fund,
     a series of Kopp Funds,  Inc.,  dated January 30, 2006, as  supplemented on
     September 13, 2006.

3.   Audited  Financial  Statements  of American  Century  Equity Growth Fund, a
     series of American Century  Quantitative Equity Funds, Inc., dated December
     31, 2005.

4.   Audited  Financial  Statements  of Kopp Total  Quality  Management  Fund, a
     series of Kopp Funds, Inc., dated September 30, 2005.

5.   Unaudited  Financial  Statements of American  Century Equity Growth Fund, a
     series of American Century  Quantitative Equity Funds, Inc., dated June 30,
     2006.

6.   Unaudited  Financial  Statements of Kopp Total Quality  Management  Fund, a
     series of Kopp Funds, Inc., dated March 31, 2006.

Pursuant to Item 14(a) of Form N-14, the pro forma financial statements required by Rule 11-01 of Regulation S-X are not prepared for the  reorganization of Kopp
Total Quality  Management Fund into American  Century Equity Growth Fund because the net asset value of Kopp Total  Quality  Management  Fund does not exceed ten percent of American  Century Equity Growth Fund net asset value,  measured as of
[DATE WITHIN 30 DAYS PRIOR TO DATE OF FILING THIS  REGISTRATION  STATEMENT] ___,
2006.

                      INFORMATION INCORPORATED BY REFERENCE

1.   The Statement of Additional  Information of American  Century Equity Growth
     Fund, a series of American  Century  Quantitative  Equity Funds,  Inc. ("AC
     Equity Growth Fund") dated May 1, 2006, as  supplemented on August 1, 2006, is incorporated by reference to the AC Equity Growth Fund's  Post-Effective
     Amendment  No. 44 to its  Registration  Statement  on Form  N-1A  (File No.
     811-5447),  which was filed with the Securities and Exchange  Commission on
     April  28,  2006.  A  copy  may  be  obtained  from  American   Century  at
     1-877-345-8836.

2.   The  Statement  of  Additional   Information  of  the  Kopp  Total  Quality
     Management  Fund,  a series of Kopp  Funds,  Inc.  ("Kopp TQM Fund")  dated
     January 30,  2006,  is  incorporated  by  reference  to the Kopp TQM Fund's
     Post-Effective  Amendment No. 15 to its Registration Statement on Form N-1A
     (File No.  811-8267),  which was filed  with the  Securities  and  Exchange
     Commission  on January 27, 2006.  A copy may be obtained  from the Kopp TQM
     Fund at 1-888-533-KOPP.

3.   The audited  financial  statements of AC Equity Growth Fund dated  December
     31,  2005,  are   incorporated   by  reference  to  the  Annual  Report  to
     shareholders of AC Equity Growth Fund,  which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company
     Act of 1940, as amended, on March 1, 2006.

4.   The audited financial statements of Kopp TQM Fund dated September 30, 2005, are  incorporated by reference to the Annual Report to shareholders of Kopp
     TQM Fund,  which was filed  with the  Securities  and  Exchange  Commission pursuant  to  Section  30(b) of the  Investment  Company  Act of  1940,  as
     amended, on December 8, 2005.

5.   The unaudited financial  statements of AC Equity Growth Fund dated June 30,
     2006,  are   incorporated  by  reference  to  the  Semi-Annual   Report  to
     shareholders of AC Equity Growth Fund,  which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company
     Act of 1940, as amended, on August 29, 2006.

6.   The unaudited  financial  statements of Kopp TQM Fund dated March 31, 2006, are incorporated by reference to the Semi-Annual  Report to shareholders of
     Kopp TQM Fund, which was filed with the Securities and Exchange  Commission pursuant  to  Section  30(b) of the  Investment  Company  Act of  1940,  as
     amended, on June 6, 2006.

AMERICAN CENTURY EQUITY GROWTH FUND,
A SERIES OF AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR

American Century Investment Management, Inc.
4500 Main Street

Kansas City, Missouri  64111

DISTRIBUTOR

American Century Investment Services, Inc.
4500 Main Street
Kansas City, Missouri  64111

TRANSFER AGENT

American Century Services, LLC
4500 Main Street
Kansas City, Missouri  64111

KOPP TOTAL QUALITY MANAGEMENT FUND,
A SERIES OF KOPP FUNDS, INC.

INVESTMENT ADVISOR

KOPP INVESTMENT ADVISORS, LLC
7701 France Avenue South, Suite 500
Edina, Minnesota  55435

DISTRIBUTOR

CENTENNIAL LAKES CAPITAL, LLC
7701 France Avenue South, Suite 500
Edina, Minnesota  55435

TRANSFER AGENT AND ADMINISTRATOR

U.S. BANCORP FUND SERVICES, LLC

   For overnight deliveries, use:          For regular mail deliveries, use:
   Kopp Funds, Inc.                        Kopp Funds, Inc.
   c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
   615 East Michigan Street                P.O. Box 701
   Third Floor
   Milwaukee, Wisconsin  53201-0701
   Milwaukee, Wisconsin  53202-5207

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

PART C    OTHER INFORMATION

Item 15.  Indemnification

     The  Registrant  is  a  Maryland   corporation.   Under  Maryland   General
Corporation   Law,  a  corporation  is  permitted  to  indemnify  its  officers, directors, employees and agents to the extent provided in applicable statutes.

     Article  Ninth of  Registrant's  Articles  of  Incorporation  requires  the indemnification  of the  Registrant's  directors and officers to the full extent permitted by Maryland  General  Corporation  Law, the Investment  Company Act of
1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 16.  Exhibits

     (1)  (a) Articles of Incorporation of American Century  Quantitative Equity
Funds,  Inc.,  dated  February  26, 2004 (filed  electronically  as Exhibit a to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 1, 2004, File No. 33-19589, and incorporated herein by reference).

          (b) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  April 22,  2004  (filed  electronically  as  Exhibit a2 to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (c) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  May  4,  2004  (filed  electronically  as  Exhibit  a3  to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on February 17, 2005, File No. 33-19589, and incorporated herein by reference).

          (d) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  August 29,  2005  (filed  electronically  as Exhibit a4 to
Post-Effective  Amendment No. 41 to the Registration Statement of the Registrant
on September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (e) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  March 15,  2006  (filed  electronically  as  Exhibit a5 to
Post-Effective  Amendment No. 44 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-19589, and incorporated herein by reference).

          (f) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  August 25,  2006  (filed  electronically  as Exhibit a6 to
Post-Effective  Amendment No. 45 to the Registration Statement of the Registrant
on September 1, 2006, File No. 33-19589, and incorporated herein by reference).

     (2)   Amended  and   Restated   Bylaws,   dated   August  26,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  38  to  the
Registration  Statement  of the  Registrant  on  February  17,  2005,  File  No.
33-19589, and incorporated herein by reference).

     (3) Not applicable.

     (4) Form of Agreement and Plan of Reorganization  with Kopp Funds, Inc., is included herein.

     (5) Registrant hereby incorporates by reference,  as though set forth fully herein,  the Fifth and  Seventh  declarations  of the  Registrant's  Articles of
Incorporation,  incorporated  herein by  reference  as  Exhibit  1  hereto,  and
Sections  3  through  11 of the  Registrant's  Bylaws,  incorporated  herein  by reference as Exhibit 2 hereto.

     (6)  (a) Management Agreement with American Century Investment  Management,
Inc., dated August 1, 2006 (filed electronically as Exhibit d1 to Post-Effective
Amendment No. 45 to the Registration Statement of the Registrant on September 1,
2006, File No. 33-19589, and incorporated herein by reference).

          (b) Management Agreement with American Century Investment  Management,
Inc., dated April 28, 2006 (filed electronically as Exhibit d2 to Post-Effective
Amendment No. 44 to the  Registration  Statement of the  Registrant on April 28,
2006, File No. 33-19589, and incorporated herein by reference).

     (7)  (a) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc., dated September 29, 2005 (filed  electronically  as
Exhibit e to  Post-Effective  Amendment No. 41 to the Registration  Statement of
the Registrant on September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (b) Form of Dealer/Agency  Agreement (filed  electronically as Exhibit
e2 to Pre-Effective  Amendment No. 1 to the  Registration  Statement of American
Century  Growth  Funds,  Inc.  on  May  30,  2006,  File  No.  333-132114,   and
incorporated herein by reference).

     (8)  Not applicable.

     (9)  (a) Master Agreement with Commerce Bank, N. A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (b) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (c) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (d) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of the Registrant on April 29, 2004, File No.  33-19589,
and incorporated herein by reference).

          (e) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of the Registrant on April 29, 2004, File No.  33-19589,
and incorporated herein by reference).

          (f) Amendment No. 3 to the Global Custody  Agreement  between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed
electronically   as  Exhibit  g6  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (g) Special Custody and Pledge Agreement with Goldman, Sachs & Co. and
State  Street  Bank  and  Trust  Company,   dated   September  29,  2005  (filed
electronically  as  Exhibit  g6  to  Post-Effective  Amendment  No.  41  to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (h) Custodian and  Investment  Accounting  Agreement with State Street
Bank and Trust Company,  dated May 27, 2005 (filed  electronically as Exhibit g6 to  Post-Effective  Amendment No. 27 to the  Registration  Statement of American
Century  Investment Trust on May 27, 2005, File No.  33-65170,  and incorporated herein by reference).

          (i) Amendment No. 1 to Custodian and Investment  Accounting  Agreement
with State Street Bank and Trust  Company,  effective  September 30, 2005 (filed electronically  as  Exhibit  g8  to  Post-Effective  Amendment  No.  41  to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (j) Amendment No. 2 to Custodian and Investment  Accounting  Agreement
with State  Street  Bank and Trust  Company,  effective  March 31,  2006  (filed electronically  as  Exhibit  g9  to  Post-Effective  Amendment  No.  32  to  the
Registration  Statement of American Century  Investment Trust on March 31, 2006,
File No. 33-65170, and incorporated herein by reference).

          (k)  Registered  Investment  Company  Custody  Agreement with Goldman,
Sachs & Co.,  dated  February  6, 2006 (filed  electronically  as Exhibit g10 to
Post-Effective  Amendment No. 44 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-19589, and incorporated herein by reference).

          (l) Amendment to Futures and Options Account  Agreement and Registered
Investment  Company Custody Agreement with Goldman,  Sachs & Co.,  effective May
12, 2006 (filed electronically as Exhibit g11 to Post-Effective Amendment No. 44
to the  Registration  Statement of the  Registrant  on April 28, 2006,  File No.
33-19589, and incorporated herein by reference).

     (10) (a) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

          (b)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (c)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (d)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (e)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

          (f)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   January  2,  2004,   (filed
electronically  as  Exhibit  m6  to  Post-Effective  Amendment  No.  42  to  the
Registration Statement of American Century Municipal Trust on February 26, 2004,
File No. 2-91229, and incorporated herein by reference).

          (g)  Amendment  No.  6  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589,  and incorporated herein by reference).

          (h)  Amendment  No.  7  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 38 to the Registration Statement of
the Registrant on May 13, 2005, File No. 33-19589,  and  incorporated  herein by reference).

          (i)  Amendment  No.  8  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m17  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (j)  Amendment  No.  9  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated March 30, 2006 (filed  electronically as Exhibit m10 to Post-Effective  Amendment No. 50 to the Registration Statement
of American  Century  Municipal Trust on March 31, 2006,  File No. 2-14213,  and
incorporated herein by reference).

          (k) Master  Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (l)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (m)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (n)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (o)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust.  on May 13,  2005,  File No.  2-91229,  and
incorporated herein by reference).

          (p)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m25  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (q)  Amendment  No.  6  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated March 30, 2006 (filed  electronically as Exhibit m27 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (r) Master  Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (s)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (t)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as Exhibit  m26 to  Post-Effective  No. 106 to the  Registration
Statement of American Century Mutual Funds,  Inc. on November 29, 2004, File No.
2-14213, and incorporated herein by reference).

          (u)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (v)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
Municipal Trust on May 13, 2005, File No. 2-91229,  and  incorporated  herein by reference).

          (w)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m31  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (x)  Amendment  No.  6  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated March 30, 2006 (filed  electronically as Exhibit m34 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (y) Master Distribution and Shareholder Services Plan (Advisor Class),
dated August 1, 1997,  (filed  electronically  as Exhibit m18 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement  of  American  Century  Target
Maturities Trust on January 31, 2000, File No. 2-94608,  and incorporated herein by reference).

          (z) Amendment to Master  Distribution  and  Shareholder  Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (aa) Amendment No. 1 to Master  Distribution and Shareholder  Services
Plan (Advisor Class),  dated August 1, 2001 (filed  electronically as Exhibit m3 to  Post-Effective  Amendment No. 44 to the  Registration  Statement of American
Century  Government  Income  Trust  on July 31,  2001,  File  No.  2-99222,  and
incorporated herein by reference).

          (bb) Amendment No. 2 to Master  Distribution and Shareholder  Services
Plan (Advisor Class), dated December 3, 2001 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 16 to the Registration Statement of the American
Century  Investment  Trust  on  November  30,  2001,  File  No.  33-65170,   and
incorporated herein by reference).

          (cc) Amendment No. 3 to Master  Distribution and Shareholder  Services
Plan (Advisor Class), dated July 1, 2002 (filed  electronically as Exhibit m5 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2005,  File No.  2-94608,  and
incorporated herein by reference).

          (dd) Amendment No. 4 to Master  Distribution and Shareholder  Services
Plan (Advisor Class),  dated May 1, 2004 (filed  electronically as Exhibit m6 to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (ee) Amendment No. 5 to Master  Distribution and Shareholder  Services
Plan (Advisor Class), dated July 29, 2005 (filed electronically as Exhibit m7 to
Post-Effective  Amendment  No.  51 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 28,  2005,  File  No.  2-99222,  and
incorporated herein by reference).

          (ff)  Amendment  No.  6 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 29, 2005 (filed electronically as
Exhibit m8 to Post-Effective  Amendment No. 41 to the Registration  Statement of
the Registrant on September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (gg) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (hh)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589,  and incorporated herein by reference).

          (ii)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as  Exhibit  m30  to  Post-Effective  Amendment  No.  22 to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
March 30, 2005, File No. 33-79482, and incorporated herein by reference).

          (jj)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds,  Inc. on July 28, 2005, File No. 2-14213,  and
incorporated herein by reference).

          (kk)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (R  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (ll)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated March 30, 2006 (filed  electronically as Exhibit m40 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (mm) Amended and Restated Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (nn) Amendment No. 1 to the Amended and Restated  Multiple Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (oo) Amendment No. 2 to the Amended and Restated  Multiple Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (pp) Amendment No. 3 to the Amended and Restated  Multiple Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (qq) Amendment No. 4 to the Amended and Restated  Multiple Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the  Registration  Statement of the  Registrant on April 29,
2004, File No. 33-19589, and incorporated herein by reference).

          (rr) Amendment No. 5 to the Amended and Restated  Multiple Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust on  August  1,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (ss) Amendment No. 6 to the Amended and Restated  Multiple Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

          (tt) Amendment No. 7 to the Amended and Restated  Multiple Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (uu) Amendment No. 8 to the Amended and Restated  Multiple Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,  and incorporated herein by reference).

          (vv) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

          (ww) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the  Registration  Statement of the  Registrant on September
29, 2005, File No. 33-19589, and incorporated herein by reference).

          (xx) Amendment No. 11 to the Amended and Restated Multiple Class Plan,
dated  March 30,  2006 (filed  electronically  as Exhibit n12 to  Post-Effective
Amendment No. 23 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2006, File No. 33-79482,  and incorporated herein by reference).

     (11)  Opinion and Consent of Counsel,  dated  October 2, 2006,  is included herein.

     (12) Form of Opinion  and  Consent of  Counsel  as to the tax  matters  and consequences to shareholders, is included herein.

     (13) (a)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

          (b) Amendment No. 1 to the Transfer Agency Agreement  American Century
Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to
Post-Effective  Amendment  No.  23 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds on June 29,  1998,  File No.  33-19589,  and
incorporated herein by reference).

          (c) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (d) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (e) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (f) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (g) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h7 to Post-Effective  Amendment No. 35 to the Registration  Statement of
the Registrant on September 30, 2002, File No. 2-91229,  and incorporated herein by reference).

          (h) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h8 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc. on December 23, 2002,  File No.
333-46922, and incorporated herein by reference).

          (i) Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (j) Amendment  No. 9 to the Transfer  Agency  Agreement  with American
Century Services,  LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (k) Amendment No. 10 to the Transfer  Agency  Agreement  with American
Century Services, LLC, dated September 29, 2005 (filed electronically as Exhibit
h11 to Post-Effective Amendment No. 41 to the Registration Statement of American
Century  Quantitative  Equity  Funds,  Inc.  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (l) Amendment No. 11 to the Transfer  Agency  Agreement  with American
Century Services, LLC, dated March 30, 2006 (filed electronically as Exhibit h12 to  Post-Effective  Amendment No. 50 to the  Registration  Statement of American
Century  Municipal Trust on March 31, 2006, File No. 2-14213,  and  incorporated herein by reference).

          (m) Amendment No. 12 to the Transfer  Agency  Agreement  with American
Century Services, LLC, dated April 28, 2006 (filed electronically as Exhibit h13 to  Post-Effective  Amendment  No.  44 to  the  Registration  Statement  of  the
Registrant on April 28, 2006,  File No.  33-19589,  and  incorporated  herein by reference).

          (n) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (o) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  14,  2005  (filed electronically  as  Exhibit  h13  to  Post-Effective  Amendment  No.  40 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2005,  File No.  2-82734,  and  incorporated  herein by reference).

          (p)  Customer   Identification   Program  Reliance   Agreement  (filed
electronically   as  Exhibit  h2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-116351, and incorporated herein by reference).

          (q)  New  Account   Agreement   with  Goldman,   Sachs  &  Co.  (filed
electronically  as  Exhibit  h15  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference)..

          (r)  Prime  Brokerage  Supplement  with  Goldman,  Sachs & Co.  (filed electronically  as  Exhibit  h16  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (s)  Amendment  No.  1 to  Prime  Brokerage  Agreement,  dated  as  of
September 29, 2005, by and between  Goldman,  Sachs & Co. and Long/Short  Equity
Fund,  a series of American  Century  Quantitative  Equity  Funds,  Inc.  (filed electronically  as  Exhibit  h17  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

     (14) (a)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm, dated September 27, 2006, is included herein.

          (b)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm, dated October 2, 2006, is included herein.

     (15)  Not applicable.

     (16) (a) Power of Attorney,  dated August 25, 2006 (filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 45 to the Registration  Statement of
American Century  Quantitative Equity Funds, Inc. on September 1, 2006, File No.
33-19589, and incorporated herein by reference).

          (b)   Secretary's   Certificate,   dated   August  25,   2006   (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  45  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 1, 2006, File No. 33-19589, and incorporated herein by reference).

     (17)  Form of proxy is included herein.

Item 17.  Undertakings

Not applicable.

                                   SIGNATURES

     As required by the  Securities Act of 1933, as amended,  this  Registration
Statement  has been  signed on behalf of the  Registrant,  in the City of Kansas
City, State of Missouri on the 2nd day of October, 2006.

                            AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                            (Registrant)

                            By: *
                                -----------------------------------------
                                William M. Lyons
                                President and Principal Executive Officer

     As required by the Securities Act of 1933, this Registration  Statement has been  signed  by the  following  persons  in  the  capacities  and on the  dates indicated.

SIGNATURE                      TITLE                              DATE
---------                      -----                              ----

*                          President, Principal               October 2, 2006
------------------------   Executive Officer
William M. Lyons           and Trustee

*                          Vice President,                    October 2, 2006
------------------------   Treasurer and Chief
Robert J. Leach            Financial Officer

*                          Director                           October 2, 2006
------------------------
John Freidenrich

*                          Chairman of the                    October 2, 2006
------------------------   Board and Director
Ronald J. Gilson

*                          Director                           October 2, 2006
------------------------
Kathryn A. Hall

*                          Director                           October 2, 2006
------------------------
Myron S. Scholes

*                          Director                           October 2, 2006
------------------------
John B. Shoven

*                          Director                           October 2, 2006
------------------------
Jeanne D. Wohlers

*By:  /s/ Brian L. Brogan
      ----------------------------------------
      Brian L. Brogan
      Attorney in Fact
      (pursuant to Power of Attorney
      dated August 25, 2006)